UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-22959

1290 FUNDS
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY.
Executive Vice President, General Counsel and Secretary
Equitable Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK C. AMOROSI, ESQ.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1.	REPORTS TO STOCKHOLDERS.
Item 1(a):
Copies of the reports transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 (the “1940 Act”) are filed herewith.

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$101	0.90%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 25.04% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s emphasis on companies with higher book-to-market characteristics within the eligible universe contributed to relative performance as these companies outperformed lower book-to-market companies within the large growth universe. The Fund’s exclusion of real estate investment trusts (REITs) also aided results, as REITs underperformed during the period.
What hurt performance during the year?
• While high book-to-market companies outperformed, high profitability companies lagged. Combined, companies with both traits underperformed. This hurt relative performance because the Fund overweights such companies and underweights those with low book-to-market and low profitability, which significantly outperformed.

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Russell 1000
®
Index and the Russell 1000
®
Growth Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class A)
without Sales Charge	25.04%	28.15%
with Sales Charge	18.19%	24.43%
Russell 1000 ® Index	21.14%	25.00%
Russell 1000 ® Growth Index	30.52%	31.47%
*	Date of inception: November 30, 2023
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Stat
ist
ics
(as of October 31, 2025)

Net Assets	$209,205,202

Number of Portfolio Holdings	184

Total Investment Advisory Fees Paid	$654,913

Portfolio Turnover Rate	4%

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	49.4%

Consumer Discretionary	14.2%

Communication Services	13.0%

Industrials	6.6%

Financials	5.9%

Health Care	5.2%

Consumer Staples	2.7%

Energy	1.4%

Utilities	0.7%

Materials	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio
holdin
g
s, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

3

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$73	0.65%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 25.31% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s emphasis on companies with higher book-to-market characteristics within the eligible universe contributed to relative performance as these companies outperformed lower book-to-market companies within the large growth universe. The Fund’s exclusion of real estate investment trusts (REITs) also aided results, as REITs underperformed during the period.
What hurt performance during the year?
• While high book-to-market companies outperformed, high profitability companies lagged. Combined, companies with both traits underperformed. This hurt relative performance because the Fund overweights such companies and underweights those with low book-to-market and low profitability, which significantly outperformed.

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Russell 1000
®
Index and the Russell 1000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class I)	25.31%	15.62%	11.54%
Russell 1000 ® Index	21.14%	17.05%	14.63%
Russell 1000 ® Growth Index	30.52%	19.24%	19.49%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The
graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Stat
istics
(as of October 31, 2025)

Net Assets	$209,205,202

Number of Portfolio Holdings	184

Total Investment Advisory Fees Paid	$654,913

Portfolio Turnover Rate	4%

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH F
UN
D CLASS I (TNXIX)

What did the Fund i
nv
est in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	49.4%

Consumer Discretionary	14.2%

Communication Services	13.0%

Industrials	6.6%

Financials	5.9%

Health Care	5.2%

Consumer Staples	2.7%

Energy	1.4%

Utilities	0.7%

Materials	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$78	0.75%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.51% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
• The Fund’s German bund duration position added to performance over the past year.
• The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
• The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
• The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
• The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
• The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

1

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class A)
without Sales Charge	7.51%	0.32%	2.82%
with Sales Charge	2.63%	-0.59%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#
shareholderReports
for most recent performance information.

Fund Statist
ics
(as of October 31, 2025)

Net Assets	$564,982,642

Number of Portfolio Holdings	88

Total Investment Advisory Fees Paid	$1,269,451

Portfolio Turnover Rate	208%

2

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

What did the Fund inv
est
in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Government/Government Related
52.6%
US
28.6%
Non - US
24.0%
Agency/MBS
11.0%
Asset-Backed Securities
9.5%
Commercial Mortgage-Backed Securities
5.9%
Corporate Bonds
4.7%
Collateralized Mortgage Obligations
3.9%
Short-Term Investments
8.5%
Cash and Other Assets Less Liabilities
3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$52	0.50%

How did the Fund perform last year and what affected its
perf
ormance?
The Fund’s Class I shares returned 7.82% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
• The Fund’s German bund duration position added to performance over the past year.
• The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
• The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
• The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
• The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
• The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

1

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class I)	7.82%	0.55%	3.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Stati
stics
(as of October 31, 2025)

Net Assets	$564,982,642

Number of Portfolio Holdings	88

Total Investment Advisory Fees Paid	$1,269,451

Portfolio Turnover Rate	208%

2

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

What did the Fund i
nv
est in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Government/Government Related
52.6%
US
28.6%
Non - US
24.0%
Agency/MBS
11.0%
Asset-Backed Securities
9.5%
Commercial Mortgage-Backed Securities
5.9%
Corporate Bonds
4.7%
Collateralized Mortgage Obligations
3.9%
Short-Term Investments
8.5%
Cash and Other Assets Less Liabilities
3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.00%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 7.22% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
•
The Fund’s German bund duration position added to performance over the past year.
•
The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
•
The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
•
The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
•
The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
•
The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

1

1290 DIVERSIFIED BOND FUND CLASS
R
(TNURX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class R)	7.22%	0.07%	2.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Sta tist ics
(as of October 31, 2025)
Net Assets	$564,982,642
Number of Portfolio Holdings	88
Total Investment Advisory Fees Paid	$1,269,451
Portfolio Turnover Rate	208%

2

1290 DIVERSIFIED
BON
D FUND CLASS R (TNURX)

What did the Fund invest in?
(as of October 31, 2025)
Sector Weightings (as a % of Net Assets)

Government/Government Related 52.6%
US 28.6%
Non - US 24.0%
Agency/MBS 11.0%
Asset-Backed Securities 9.5%
Commercial Mortgage-Backed Securities 5.9%
Corporate Bonds 4.7%
Collateralized Mortgage Obligations 3.9%
Short-Term Investments 8.5%
Cash and Other Assets Less Liabilities 3.9%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.13%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 43.71% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on software companies.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Russell 3000
®
 Index and the Russell 2000
®
 Growth Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class A)
without Sales Charge	43.71%	18.34%
with Sales Charge	35.84%	16.34%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Sta tistics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

What did the Fund in
v
est in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)		Market Capitalization (as a % of Net Assets)

Industrials	33.0%
Health Care	24.1%
Information Technology	22.9%
Financials	5.0%
Consumer Discretionary	4.3%
Energy	3.0%
Communication Services	2.8%
Consumer Staples	1.4%
Materials	0.4%
Exchange Traded Funds	0.7%
Short-Term Investments	3.5%
Cash and Other Assets Less Liabilities	-1.1%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$107	0.88%

How did the Fund
perform
last year and what affected its performance?
The Fund’s Class I shares returned 44.04% for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on so ftware
companies.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
Index and the Russell 2000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class I)	44.04%	18.63%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The
graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund St atis tics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

What did the Fund in
ves
t in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)		Market Capitalization (as a % of Net Assets)

Industrials	33.0%
Health Care	24.1%
Information Technology	22.9%
Financials	5.0%
Consumer Discretionary	4.3%
Energy	3.0%
Communication Services	2.8%
Consumer Staples	1.4%
Materials	0.4%
Exchange Traded Funds	0.7%
Short-Term Investments	3.5%
Cash and Other Assets Less Liabilities	-1.1%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$168	1.38%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 43.38% for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on software companies.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
Index and the Russell 2000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class R)	43.38%	18.05%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.0%

Health Care	24.1%

Information Technology	22.9%

Financials	5.0%

Consumer Discretionary	4.3%

Energy	3.0%

Communication Services	2.8%

Consumer Staples	1.4%

Materials	0.4%

Exchange Traded Funds	0.7%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.1%

Market Capitalization (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.20%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.97% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
• The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
• Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
• The Fund’s lower exposure to information technology companies hurt relative performance during the period.
• The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed over the past 10 years, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class A)
without Sales Charge	7.97%	13.89%	8.86%
with Sales Charge	2.01%	12.62%	8.24%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)
Net Assets	$180,626,135
Number of Portfolio Holdings	183
Total Investment Advisory Fees Paid	$835,029
Portfolio Turnover Rate	10%

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.95%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 8.20% for the year ended October 31, 2025.
What helped performance during the year?
• Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
• The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
• Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
• The Fund’s lower exposure to information technology companies hurt relative performance during the period.
• The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed over the past 10 years, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class I)	8.20%	14.18%	9.13%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)
Net Assets	$180,626,135
Number of Portfolio Holdings	183
Total Investment Advisory Fees Paid	$835,029
Portfolio Turnover Rate	10%

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

What did the Fund inv
e
st in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Additional Information
For additional information about the Fund, including its prospectus, financial state
ments, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#sh ar
eholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND
CLASS R (TNVRX)

Annual Shareholder Report - October 31, 20
25

This
annual shareholder repor
t contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$150	1.45%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 7.67% for the year ended October 31, 2025.
What helped performance during the year?
•
Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
•
The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
•
Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
•
The Fund’s lower exposure to information technology companies hurt relative performance during the period.
•
The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

1

1290 GAMCO SMALL/MID CAP VALUE FUND
CLASS R (TNVRX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed over the past 10 years, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class R)	7.67%	13.62%	8.59%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$180,626,135

Number of Portfolio Holdings	183

Total Investment Advisory Fees Paid	$835,029

Portfolio Turnover Rate	10%

2

1290 GAMCO SMALL/MID CAP VALUE FUND
CLASS R (TNVRX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Additional Informatio
n

For additional information about the Fund, including its prospectus, financial
statements,
portfolio
holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

Annual Shareholder Report - October 31, 202
5

This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$104	1.00%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.14% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

1

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed over the past 10 years, and how the ICE BofA U.S. High Yield Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class A)
without Sales Charge	7.14%	4.66%	5.10%
with Sales Charge	2.33%	3.71%	4.62%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

2

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

What did the Fund invest in?
(as of October 31, 2025)

Credit Quality Ratings (as a % of Net Assets)

AAA
4.72%
BBB
4.93%
BB
33.96%
B
42.69%
CCC
11.54%
Not Rated
4.76%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$78	0.75%

How did the Fund perform last year and what affected its performance
?
The Fund’s Class I shares returned 7.40% for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

1

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed over the past 10 years, and how the ICE BofA U.S. High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class I)	7.40%	4.94%	5.37%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

2

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

What did the Fund invest in?
(as of October 31, 2025)
Credit Quality Ratings (as a % of Net Assets)

AAA
4.72%
BBB
4.93%
BB
33.96%
B
42.69%
CCC
11.54%
Not Rated
4.76%

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$129	1.25%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 6.75% for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

1

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed over the past 10 years, and how the ICE BofA U.S. High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class R)	6.75%	4.40%	4.84%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

2

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

What did the Fund invest in?
(as of October 31,
2025
)
Credit Quality Ratings (as a % of Net Assets)

Additional Information

For additional information about the Fund,
including
its prospectus, financial statements, portfolio holdings, and proxy voting
information, visit https://www.
1290funds
.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A
 (TNXAX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$110	1.05%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 8.62% (without sales charge) for the year ended
October 31, 2025.
What helped performance during the year?
•
The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the year?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class A)
without Sales Charge	8.62%	6.87%	7.09%
with Sales Charge	3.75%	5.66%	6.47%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$74,983

Portfolio Turnover Rate	191%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

What did the Fund invest in?
(as of October 31, 2025)
Asset Allocation (as a % of Net Assets)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy
voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS I (TNVDX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$84	0.80%

How did the Fund perform last year and what affected its
performance
?
The Fund’s Class I shares returned 8.88% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the year?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS I (TNVDX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period.
‘

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception *
1290 Loomis Sayles Multi-Asset Income Fund (Class I)	8.88%	7.14%	7.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of
unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$ 74,983

Portfolio Turnover Rate	191%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS I (TNVDX)

What did the Fund invest in?
(as of October 31, 2025)
Asset Allocation (as a % of Net Assets)

Additional
Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS R (TNYRX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$135	1.30%

How did the Fund perform last year and what affected its
performance
?
The Fund’s Class R shares returned 8.35% for the year
ended
October 31, 2025.
What helped performance
during
the year?
• The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the
year
?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS R (TNYRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception *
1290 Loomis Sayles Multi-Asset Income Fund (Class R)	8.35%	6.59%	6.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of
unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$74,983

Portfolio Turnover Rate	191%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
CLASS R (TNYRX)

What did the Fund invest in?
(as of October 31, 2025)
Asset Allocation (as a % of Net Assets)

Additional
Informati
on

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderRepor ts,
call 1-888-310-0416, or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS A (TNMAX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$117	1.10%

How did the Fund perform last year and what affected its performance
?
The Fund’s Class A shares returned 12.15% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS A (TNMAX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S. 3-Month Treasury Bill Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class A)
without Sales Charge	12.15%	4.84%	3.07%
with Sales Charge	6.03%	3.65%	2.49%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS A (TNMA
X
)

What did the Fund invest in?
(as of October 31, 2025)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS I (TNMIX)

Annual Shareholder Report - October 31, 2025
This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$90	0.85%

How did the Fund perform last year and what affected its performance
?
The Fund’s Class I shares returned 12.40% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS I (TNMIX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S. 3-Month Treasury Bill Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class I)	12.40%	5.09%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS I (TNMIX)

What did the Fund invest in?
(as of October 31, 2025)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS R (TNMRX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$143	1.35%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 11.73% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS R (TNMRX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed over the past 10 years, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S. 3-Month Treasury Bill Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class R)	11.73%	4.56%	2.80%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND
CLASS R (TNMRX)

What did the Fund invest in?
(as of October 31, 2025)
Alternative Category and Strategy Allocation
(as a % of Net Assets)

Additional Information

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND
CLASS I (TNBIX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$90	0.85%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 12.90% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
•
During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
•
The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
•
The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
•
Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

1

1290 SMARTBETA EQUITY FUND
CLASS I (TNBIX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed over the past 10 years, and how the MSCI World (Net) Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class I)	12.90%	12.70%	10.48%
MSCI World (Net) Index	22.02%	15.58%	11.79%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

2

1290 SMARTBETA EQUITY FUND
CLASS I (TNBIX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

#	Less than 0.05%

Additional Informatio
n

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND
CLASS R (TNBRX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$143	1.35%

How did the Fund perform last year and what affected its performance
?
The Fund’s Class R shares returned 12.34% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
•
During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
•
The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
•
The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
•
Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

1

1290 SMARTBETA EQUITY FUND
CLASS R (TNBRX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed over the past 10 years, and how the MSCI World (Net) Index performed over the same period.

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class R)	12.34%	12.13%	9.92%
MSCI World (Net) Index	22.02%	15.58%	11.79%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

2

1290 SMARTBETA EQUITY FUND
CLASS R (TNBRX)

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

#	Less than 0.05%

Additional
I
nformatio
n

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND
CLASS A (TNBAX)

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$117	1.10%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 12.68% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
• During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
• The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
• The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
• Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

1

1290 SMARTBETA EQUITY FUND
CLASS A (TNBAX)

How did the Fund perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed over the past 10 years, and how the MSCI World (Net) Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class A)
without Sales Charge	12.68%	12.42%	10.20%
with Sales Charge	6.46%	11.15%	9.58%
MSCI World (Net) Index	22.02%	15.58%	11.79%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

2

1290 SMARTBETA EQUITY FUND
CLASS A (TNBAX)

What did the Fund inv
est
in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

# Less than 0.05%

Additional
Infor
matio
n

For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR co
de.

3

ITEM 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Mr. Clement and Mr. Foley are considered to be “independent” for purposes of Item 3(a)(2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees for fiscal year 2025: $428,710 and for fiscal year 2024: $579,552.

(b)  Audit-Related Fees fiscal year 2025: $0 and for fiscal year 2024: $0.

Audit-Related Fees represent fees billed for assurance and related services that are reasonably related to the performance of the audit or the review of the fund’s financial statements that are not reported under Audit Fees.

(c)  Tax Fees for fiscal year 2025: $210,182 and for fiscal year 2024: $206,930.

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)  All Other Fees for fiscal year 2025: $0 and for fiscal year 2024: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1)  The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the audit committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the audit committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  For fiscal year 2025: $0 and for fiscal year 2024: $0.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The complete schedule of investments for each series is disclosed in the registrant’s financial statements included in Item 7 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements

and Additional Information

October 31, 2025

1290 Funds

Annual Report

October 31, 2025

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.0%)
Entertainment (1.0%)
Netflix, Inc.*	1,922	$2,150,449

Interactive Media & Services (12.0%)
Alphabet, Inc., Class A	32,436	9,120,679
Alphabet, Inc., Class C	26,381	7,434,693
Meta Platforms, Inc., Class A	13,054	8,463,561

		25,018,933

Total Communication Services		27,169,382

Consumer Discretionary (14.2%)
Automobiles (1.1%)
Tesla, Inc.*	4,904	2,238,970

Broadline Retail (6.4%)
Amazon.com, Inc.*	51,542	12,587,588
Coupang, Inc., Class A*	26,592	850,146
Etsy, Inc.*	328	20,336

		13,458,070

Distributors (0.2%)
Pool Corp.	1,166	311,392

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	2,379	301,039
Booking Holdings, Inc.	69	350,364
Chipotle Mexican Grill, Inc.*	24,500	776,405
Choice Hotels International, Inc.	896	83,292
Darden Restaurants, Inc.	1,320	237,798
Domino’s Pizza, Inc.	159	63,355
Expedia Group, Inc.	867	190,740
Hilton Worldwide Holdings, Inc.	292	75,032
Las Vegas Sands Corp.	9,740	578,069
McDonald’s Corp.	334	99,676
Norwegian Cruise Line Holdings Ltd.*	3,780	84,748
Planet Fitness, Inc., Class A*	114	10,339
Royal Caribbean Cruises Ltd.	1,928	553,008
Starbucks Corp.	1,335	107,961
Texas Roadhouse, Inc., Class A	2,941	481,089
Wingstop, Inc.	143	30,978
Wynn Resorts Ltd.	130	15,469
Yum! Brands, Inc.	812	112,226

		4,151,588

Specialty Retail (3.9%)
AutoZone, Inc.*	42	154,326
Burlington Stores, Inc.*	2,488	680,692
CarMax, Inc.*	321	13,453
Dick’s Sporting Goods, Inc.	162	35,875
Floor & Decor Holdings, Inc., Class A*	2,436	152,201
Home Depot, Inc. (The)	5,467	2,075,219
Murphy USA, Inc.	770	275,814
O’Reilly Automotive, Inc.*	2,040	192,658
Ross Stores, Inc.	5,194	825,430
TJX Cos., Inc. (The)	11,198	1,569,288
Tractor Supply Co.	20,365	1,101,950
Ulta Beauty, Inc.*	1,175	610,859
Williams-Sonoma, Inc.	2,450	476,133

		8,163,898

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	1,798	146,879
Deckers Outdoor Corp.*	5,694	464,061
Lululemon Athletica, Inc.*	2,871	489,620

NIKE, Inc., Class B	3,616	233,557

		1,334,117

Total Consumer Discretionary		29,658,035

Consumer Staples (2.7%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	42	8,694
Celsius Holdings, Inc.*	7,385	444,798
Coca-Cola Co. (The)	8,261	569,183
Monster Beverage Corp.*	3,180	212,519
PepsiCo, Inc.	4,776	697,726

		1,932,920

Consumer Staples Distribution & Retail (1.1%)
Casey’s General Stores, Inc.	169	86,729
Costco Wholesale Corp.	2,113	1,925,894
Sysco Corp.	4,415	327,946

		2,340,569

Food Products (0.2%)
Hershey Co. (The)	1,346	228,322
Lamb Weston Holdings, Inc.	1,043	64,384

		292,706

Household Products (0.5%)
Clorox Co. (The)	2,026	227,844
Colgate-Palmolive Co.	2,284	175,982
Kimberly-Clark Corp.	4,725	565,630

		969,456

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	50,956

Total Consumer Staples		5,586,607

Energy (1.4%)
Energy Equipment & Services (0.1%)
Weatherford International plc	2,064	152,096

Oil, Gas & Consumable Fuels (1.3%)
Antero Midstream Corp.	3,947	68,086
Cheniere Energy, Inc.	4,268	904,816
Chevron Corp.	600	94,632
Permian Resources Corp.	3,356	42,151
Targa Resources Corp.	8,116	1,250,189
Texas Pacific Land Corp.	469	442,445

		2,802,319

Total Energy		2,954,415

Financials (5.9%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	2,751	1,245,570
Blackstone, Inc.	1,949	285,801
Charles Schwab Corp. (The)	930	87,904
FactSet Research Systems, Inc.	468	124,863
Goldman Sachs Group, Inc. (The)	542	427,839
KKR & Co., Inc.	1,243	147,084
LPL Financial Holdings, Inc.	1,933	729,340

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Moody’s Corp.	804	$386,161
MSCI, Inc.	91	53,558

		3,488,120

Consumer Finance (0.4%)
Ally Financial, Inc.	843	32,852
American Express Co.	2,507	904,350

		937,202

Financial Services (2.9%)
Apollo Global Management, Inc.	5,617	698,249
Mastercard, Inc., Class A	5,400	2,980,746
Visa, Inc., Class A	7,289	2,483,654

		6,162,649

Insurance (0.9%)
Allstate Corp. (The)	311	59,563
Everest Group Ltd.	193	60,702
Kinsale Capital Group, Inc.	299	119,442
Markel Group, Inc.*	59	116,497
Progressive Corp. (The)	6,907	1,422,842

		1,779,046

Total Financials		12,367,017

Health Care (5.2%)
Biotechnology (1.5%)
AbbVie, Inc.	6,851	1,493,792
Amgen, Inc.	1,588	473,907
Exelixis, Inc.*	9,528	368,448
Regeneron Pharmaceuticals, Inc.	57	37,152
Vertex Pharmaceuticals, Inc.*	2,016	857,949

		3,231,248

Health Care Equipment & Supplies (1.4%)
Align Technology, Inc.*	931	128,366
Dexcom, Inc.*	7,849	456,969
Edwards Lifesciences Corp.*	3,762	310,177
IDEXX Laboratories, Inc.*	1,750	1,101,643
Intuitive Surgical, Inc.*	880	470,166
Masimo Corp.*	1,186	166,811
ResMed, Inc.	974	240,461
Stryker Corp.	170	60,561

		2,935,154

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	306	58,376
Cencora, Inc.	1,690	570,899
Elevance Health, Inc.	180	57,096
HCA Healthcare, Inc.	104	47,807
McKesson Corp.	118	95,738
Molina Healthcare, Inc.*	588	89,999

		919,915

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	1,241	361,379

Life Sciences Tools & Services (0.1%)
Waters Corp.*	645	225,492

Pharmaceuticals (1.6%)
Eli Lilly & Co.	2,806	2,421,185
Merck & Co., Inc.	5,885	505,992
Zoetis, Inc.	2,732	393,654

		3,320,831

Total Health Care		10,994,019

Industrials (6.6%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	154	30,957
BWX Technologies, Inc.	513	109,582
GE Aerospace	747	230,786
Lockheed Martin Corp.	1,443	709,783
TransDigm Group, Inc.	20	26,170

		1,107,278

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	50,467

Building Products (0.5%)
Advanced Drainage Systems, Inc.	2,211	309,650
Lennox International, Inc.	952	480,760
Trane Technologies plc	498	223,428

		1,013,838

Commercial Services & Supplies (0.7%)
Cintas Corp.	2,048	375,337
Copart, Inc.*	7,396	318,102
Rollins, Inc.	2,737	157,678
Waste Management, Inc.	2,566	512,610

		1,363,727

Construction & Engineering (0.6%)
Comfort Systems USA, Inc.	818	789,844
EMCOR Group, Inc.	528	356,812

		1,146,656

Electrical Equipment (0.3%)
Vertiv Holdings Co., Class A	3,558	686,196

Ground Transportation (0.7%)
Old Dominion Freight Line, Inc.	2,648	371,832
Saia, Inc.*	67	19,598
Uber Technologies, Inc.*	1,999	192,903
U-Haul Holding Co. (Nasdaq Stock Exchange)*	89	4,731
U-Haul Holding Co. (New York Stock exchange)	1,153	55,909
Union Pacific Corp.	3,816	840,932

		1,485,905

Machinery (1.1%)
Caterpillar, Inc.	2,676	1,544,747
Illinois Tool Works, Inc.	1,690	412,225
Lincoln Electric Holdings, Inc.	1,302	305,254

		2,262,226

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	19,564

Professional Services (1.1%)
Automatic Data Processing, Inc.	4,566	1,188,530
Paychex, Inc.	3,227	377,656
Paycom Software, Inc.	1,606	300,466
Verisk Analytics, Inc.	2,160	472,522

		2,339,174

See Notes to Financial Statements.

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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.1%)
Fastenal Co.	22,838	$939,784
United Rentals, Inc.	283	246,544
W.W. Grainger, Inc.	1,101	1,077,879

		2,264,207

Total Industrials		13,739,238

Information Technology (49.4%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	8,520	1,343,519
Motorola Solutions, Inc.	1,643	668,224
Ubiquiti, Inc.	128	100,759

		2,112,502

Electronic Equipment, Instruments & Components (0.3%)
CDW Corp.	1,289	205,428
Jabil, Inc.	1,529	337,741

		543,169

IT Services (0.2%)
Gartner, Inc.*	765	189,980
GoDaddy, Inc., Class A*	1,952	259,870
VeriSign, Inc.	12	2,877

		452,727

Semiconductors & Semiconductor Equipment (22.0%)
Advanced Micro Devices, Inc.*	5,610	1,436,833
Applied Materials, Inc.	7,258	1,691,840
Broadcom, Inc.	26,227	9,694,286
KLA Corp.	1,698	2,052,441
Lam Research Corp.	20,460	3,221,632
NVIDIA Corp.	124,809	25,272,574
QUALCOMM, Inc.	11,105	2,008,894
Teradyne, Inc.	2,097	381,151
Texas Instruments, Inc.	1,506	243,159

		46,002,810

Software (15.3%)
Adobe, Inc.*	1,230	418,581
AppLovin Corp., Class A*	2,746	1,750,108
Crowdstrike Holdings, Inc., Class A*	943	512,059
Dropbox, Inc., Class A*	875	25,375
Fair Isaac Corp.*	128	212,420
Fortinet, Inc.*	8,787	759,461
Intuit, Inc.	1,609	1,074,088
Microsoft Corp.	40,331	20,883,795
Nutanix, Inc., Class A*	445	31,702
Oracle Corp.	6,696	1,758,437
Palantir Technologies, Inc., Class A*	11,588	2,323,046
Palo Alto Networks, Inc.*	1,317	290,056
RingCentral, Inc., Class A*	470	14,156
Salesforce, Inc.	4,232	1,102,055
ServiceNow, Inc.*	993	912,845

		32,068,184

Technology Hardware, Storage & Peripherals (10.6%)
Apple, Inc.	81,350	21,994,599
HP, Inc.	670	18,539
NetApp, Inc.	932	109,771

		22,122,909

Total Information Technology		103,302,301

Materials (0.4%)
Chemicals (0.3%)
RPM International, Inc.	1,043	113,979
Sherwin-Williams Co. (The)	1,340	462,220

		576,199

Construction Materials (0.1%)
Eagle Materials, Inc.	1,181	250,750

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,657	144,341

Total Materials		971,290

Utilities (0.7%)
Electric Utilities (0.1%)
Constellation Energy Corp.	142	53,534
NRG Energy, Inc.	584	100,366

		153,900

Independent Power and Renewable Electricity Producers (0.6%)
Vistra Corp.	7,013	1,320,548

Total Utilities		1,474,448

Total Common Stocks (99.5%) (Cost $148,476,027)		208,216,752

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)	298,579	298,699

Total Short-Term Investments (0.2%) (Cost $298,720)		298,699

Total Investments in Securities (99.7%) (Cost $148,774,747)		208,515,451
Other Assets Less Liabilities (0.3%)		689,751

Net Assets (100%)		$209,205,202

*	Non-income producing.
†	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,169,382	$—	$—	$27,169,382
Consumer Discretionary	29,658,035	—	—	29,658,035
Consumer Staples	5,586,607	—	—	5,586,607
Energy	2,954,415	—	—	2,954,415
Financials	12,367,017	—	—	12,367,017
Health Care	10,994,019	—	—	10,994,019
Industrials	13,739,238	—	—	13,739,238
Information Technology	103,302,301	—	—	103,302,301
Materials	971,290	—	—	971,290
Utilities	1,474,448	—	—	1,474,448
Short-Term Investments
Investment Companies	298,699	—	—	298,699

Total Assets	$208,515,451	$—	$—	$208,515,451

Total Liabilities	$—	$—	$—	$—

Total	$208,515,451	$—	$—	$208,515,451

The Fund held no derivatives contracts during the year ended October 31, 2025.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,521,585
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,701,941

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,240,037
Aggregate gross unrealized depreciation	(4,501,816)

Net unrealized appreciation	$59,738,221

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,777,230

See Notes to Financial Statements.

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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (Cost $148,774,747)	$208,515,451
Cash	750,000
Receivable for Fund shares sold	132,767
Dividends, interest and other receivables	52,127
Prepaid registration and filing fees	15,862
Securities lending income receivable	16
Other assets	1,442

Total assets	209,467,665

LIABILITIES
Payable for Fund shares repurchased	70,088
Investment advisory fees payable	65,551
Administrative fees payable	25,920
Transfer agent fees payable	8,110
Distribution fees payable - Class A	185
Trustees’ fees payable	145
Accrued expenses	92,464

Total liabilities	262,463

Commitments and contingent liabilities^
NET ASSETS	$209,205,202

Net assets were comprised of:
Paid in capital	$146,100,241
Total distributable earnings (loss)	63,104,961

Net assets	$209,205,202

Class A
Net asset value and redemption price per share, $1,027,802 / 46,870 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.93
Maximum sales charge (5.50% of offering price)	1.28

Maximum offering price per share	$23.21

Class I
Net asset value, offering and redemption price per share, $208,177,400 / 9,457,870 shares outstanding (unlimited amount authorized: $0.001 par value)	$22.01

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$1,304,699
Interest	14,139
Securities lending (net)	784

Total income	1,319,622

EXPENSES
Investment advisory fees	924,043
Administrative fees	277,214
Professional fees	108,225
Transfer agent fees	60,100
Registration and filing fees	36,833
Printing and mailing expenses	23,301
Custodian fees	8,600
Trustees’ fees	6,440
Distribution fees - Class A	1,117
Miscellaneous	26,370

Gross expenses	1,472,243
Less: Waiver from investment adviser	(269,130)

Net expenses	1,203,113

NET INVESTMENT INCOME (LOSS)	116,509

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,309,318
Net change in unrealized appreciation (depreciation) on investments in securities	40,265,307

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,574,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,691,134

See Notes to Financial Statements.

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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$116,509	$105,416
Net realized gain (loss)	3,309,318	665,667
Net change in unrealized appreciation (depreciation)	40,265,307	18,938,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,691,134	19,709,178

Distributions to shareholders:
Class A	(826)	(540)
Class I	(811,414)	(141,959)

Total distributions to shareholders	(812,240)	(142,499)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 43,205 and 7,483 shares, respectively ]	830,420	103,558
Capital shares issued in reinvestment of dividends [ 18 and 0 shares ]	338	—
Capital shares repurchased [ (3,836) and 0 shares ]	(75,168)	—

Total Class A transactions	755,590	103,558

Class I
Capital shares sold [ 1,115,658 and 10,017,211 shares, respectively ]	20,343,294	158,993,681
Capital shares issued in reinvestment of dividends [ 35,342 and 1,188 shares, respectively ]	676,460	16,779
Capital shares repurchased [ (1,568,195) and (610,571) shares, respectively ]	(29,746,122)	(10,392,760)

Total Class I transactions	(8,726,368)	148,617,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,970,778)	148,721,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,908,116	168,287,937
NET ASSETS:
Beginning of year	174,297,086	6,009,149

End of year	$209,205,202	$174,297,086

See Notes to Financial Statements.

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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31, 2025		November 30, 2023* to October 31, 2024
Net asset value, beginning of period	$17.60		$13.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04	)†	(0.01	)†
Net realized and unrealized gain (loss)	4.44		3.95

Total from investment operations	4.40		3.94

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	(0.07)		(0.04)

Total dividends and distributions	(0.07)		(0.07)

Net asset value, end of period	$21.93		$17.60

Total return (b)	25.04%		28.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,028		$132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.04%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.22)%		(0.06	)%(l)
Before waivers and reimbursements (a)(f)	(0.36)%		(0.42	)%(l)
Portfolio turnover rate^	4%		22	%(h)

	Year Ended October 31,
Class I	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.64		$12.86		$12.79		$15.21		$11.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02		0.24	(x)	0.25	(x)	0.16	(x)
Net realized and unrealized gain (loss)	4.45		4.84		0.36		(2.36)		3.66

Total from investment operations	4.46		4.86		0.60		(2.11)		3.82

Less distributions:
Dividends from net investment income	(0.02)		(0.04)		(0.28)		(0.16)		(0.22)
Distributions from net realized gains	(0.07)		(0.04)		(0.25)		(0.15)		(0.16)

Total dividends and distributions	(0.09)		(0.08)		(0.53)		(0.31)		(0.38)

Net asset value, end of year	$22.01		$17.64		$12.86		$12.79		$15.21

Total return	25.31%		37.92%		4.63%		(14.17)%		33.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$208,177		$174,165		$6,009		$5,163		$5,658
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.65	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)
Before waivers and reimbursements (f)	0.80%		0.94%		2.75%		2.75%		3.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.06%		0.12%		1.77	%(x)	1.84	%(x)	1.13	%(x)
Before waivers and reimbursements (f)	(0.08)%		(0.17)%		(0.45	)%(x)	(0.39	)%(x)	(1.58	)%(x)
Portfolio turnover rate^	4%		22	%(h)	7%		8%		4%

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 0.65% for Class I.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for Class I.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.5%)
Consolidated Communications LLC,
Series 2025-1A B 6.506%, 5/20/55§	$5,265,000	$5,403,942
Frontier Issuer LLC,
Series 2024-1 B 7.020%, 6/20/54§	2,470,000	2,568,819
Octagon 55 Ltd.,
Series 2021-1A D1R 6.721%, 3/20/38 (l)§	2,985,000	2,999,119
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2 6.570%, 1/21/38 (l)§	4,650,000	4,666,275
Point Broadband Funding LLC,
Series 2025-1A B 5.727%, 7/20/55§	6,070,000	6,124,289
Stack Infrastructure Issuer LLC,
Series 2023-2A A2 5.900%, 7/25/48§	8,430,000	8,470,837
TRTX Issuer Ltd.,
Series 2025-FL6 C 6.427%, 9/18/42 (l)§	6,760,000	6,759,298
Series 2025-FL7 A 0.000%, 6/18/43 (l)§	4,830,000	4,833,026
Zayo Issuer LLC,
Series 2025-2A A2 5.953%, 6/20/55§	10,120,000	10,380,185
Series 2025-3A A2 5.570%, 10/20/55§	1,200,000	1,205,933

Total Asset-Backed Securities		53,411,723

Collateralized Mortgage Obligations (3.9%)
Connecticut Avenue Securities Trust,
Series 2022-R04 1B1 9.433%, 3/25/42 (l)§	4,340,000	4,576,522
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1 8.933%, 2/25/42 (l)§	2,430,000	2,535,780
Series 2022-DNA6 M2 9.933%, 9/25/42 (l)§	6,300,000	6,825,506
OBX Trust,
Series 2025-J3 AF 5.683%, 10/25/55 (l)§	8,022,940	8,021,482

Total Collateralized Mortgage Obligations		21,959,290

Commercial Mortgage-Backed Securities (5.9%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D 4.847%, 5/10/58 (l)§	2,200,000	2,134,875
FHLMC MSCR Trust,
Series 2025-MN10 M2 7.158%, 2/25/45 (l)§	3,290,000	3,290,019
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10 7.547%, 10/25/49 (l)§	7,444,977	7,555,137
Series 2023-01 M10 10.683%, 11/25/53 (l)§	10,480,000	11,903,452
Series 2024-01 M7 6.933%, 7/25/54 (l)§	8,444,637	8,551,675

Total Commercial Mortgage-Backed Securities		33,435,158

Corporate Bonds (4.7%)
Consumer Discretionary (0.5%)
Broadline Retail (0.3%)
SGUS LLC
11.000%, 12/15/29§	1,719,100	1,487,365

Specialty Retail (0.2%)
Saks Global Enterprises LLC
11.000%, 12/15/29§	2,597,900	1,103,638

Total Consumer Discretionary		2,591,003

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
NFE Financing LLC
12.000%, 11/15/29§	4,906,200	1,103,895

Total Energy		1,103,895

Financials (3.4%)
Banks (0.5%)
Wells Fargo & Co. Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)	2,770,000	2,738,347

Capital Markets (2.3%)
Charles Schwab Corp. (The) Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)	4,690,000	4,628,545
Golub Capital BDC, Inc. 2.500%, 8/24/26	4,705,000	4,621,342
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(y)§	3,830,000	3,775,231

		13,025,118

Consumer Finance (0.1%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)	865,000	848,781

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§	2,870,000	2,873,243

Total Financials		19,485,489

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount		Value (Note 1)
Real Estate (0.3%)
Diversified REITs (0.3%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		$1,720,000	$1,879,891

Total Real Estate			1,879,891

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		1,535,286	1,617,808

Total Utilities			1,617,808

Total Corporate Bonds			26,678,086

Foreign Government Securities (24.0%)
Argentine Republic
0.750%, 7/9/30 (e)		3,776,000	3,090,656
4.125%, 7/9/35 (e)		8,170,000	5,723,085
Japan Government Bond
2.400%, 3/20/55	JPY	6,424,000,000	36,195,895
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	1,138,100,000	52,817,090
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	145,480,000	22,118,625
Oriental Republic of Uruguay
8.000%, 10/29/35	UYU	448,440,000	11,344,137
Titulos de Tesoreria
11.750%, 1/24/35	COP	8,890,000,000	2,281,662
12.000%, 3/13/58		8,890,000,000	2,295,154

Total Foreign Government Securities			135,866,304

Mortgage-Backed Securities (11.0%)
GNMA
6.000%, 4/20/54		$3,623,174	3,699,498
6.000%, 8/20/54		5,831,830	5,945,569
6.000%, 10/20/54		10,284,651	10,472,378
6.000%, 11/20/54		11,623,805	11,826,895
6.000%, 12/20/54		6,975,335	7,098,843
6.000%, 1/20/55		12,217,009	12,428,555
6.000%, 2/20/55		10,499,803	10,665,209

Total Mortgage-Backed Securities			62,136,947

U.S. Treasury Obligations (28.6%)
U.S. Treasury Bonds
4.750%, 5/15/55		81,580,000	82,599,334
U.S. Treasury Notes
4.250%, 8/15/35 (x)		78,220,000	79,148,863

Total U.S. Treasury Obligations			161,748,197

Total Long-Term Debt Securities (87.6%) (Cost $494,368,010)			495,235,705

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (6.1%)
Arab Republic of Egypt
26.64%, 2/3/26 (p)	EGP	841,200,000	$16,652,341
26.15%, 4/21/26 (p)		934,300,000	17,608,311

Total Foreign Government Treasury Bills			34,260,652

	Number of Shares		Value (Note 1)
Investment Companies (2.4%)
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)		13,591,016	13,596,452

Total Short-Term Investments (8.5%) (Cost $47,344,131)			47,857,104

Total Investments in Securities (96.1%) (Cost $541,712,141)			543,092,809
Other Assets Less Liabilities (3.9%)			21,889,833

Net Assets (100%)			$564,982,642

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2025, the market value of these securities amounted to $122,647,242 or 21.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(p)	Yield to maturity.
(x)

All or a portion of security is on loan at October 31, 2025, the Portfolio had loaned securities with a total value of $25,227,224. This was collateralized by $25,742,880 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 1/15/26 – 2/15/51.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2025.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
STACR	— Structured Agency Credit Risk
USD	— United States Dollar
UYU	— Uruguayan Peso

Futures contracts outstanding as of October 31, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	1,139	12/2025	GBP	140,084,008	4,422,763
U.S. Treasury 5 Year Note	1,325	12/2025	USD	144,704,493	(5,276)
U.S. Treasury 10 Year Ultra Note	441	12/2025	USD	50,928,609	645,857

					5,063,344

Short Contracts
Canada 10 Year Bond	(3,064)	12/2025	CAD	(268,180,557)	(1,942,820)
Japan 10 Year Bond	(89)	12/2025	JPY	(78,564,402)	478,685

					(1,464,135)

					3,599,209

Forward Foreign Currency Contracts outstanding as of October 31, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	124,625,754	EUR	107,340,000	JPMorgan Chase Bank	11/5/2025	892,344
CLP	43,850,000,000	USD	45,970,336	HSBC Bank plc**	11/12/2025	556,356
USD	1,288,375	KRW	1,810,000,000	Citibank NA**	11/12/2025	17,457
USD	28,460,654	SEK	265,000,000	Goldman Sachs Bank USA	12/12/2025	502,105
USD	28,569,611	SEK	269,500,000	JPMorgan Chase Bank	12/12/2025	136,294
USD	84,968,887	CHF	66,800,000	Goldman Sachs Bank USA	1/13/2026	1,257,314
USD	56,891,189	CHF	44,940,000	UBS AG	1/13/2026	573,852
USD	57,271,101	JPY	8,399,000,000	Citibank NA	1/16/2026	2,359,874
USD	50,530,688	JPY	7,665,000,000	Goldman Sachs Bank USA	1/16/2026	418,228
USD	13,458,306	JPY	1,995,000,000	HSBC Bank plc	1/16/2026	415,338
USD	322,190	JPY	47,000,000	Standard Chartered Bank	1/16/2026	14,912
USD	5,622,208	CAD	7,850,000	Wells Fargo Bank NA	1/23/2026	1,976
USD	35,477,219	MXN	660,600,000	Citibank NA	2/13/2026	302,007
USD	17,031,915	MXN	317,500,000	Goldman Sachs Bank USA	2/13/2026	125,876

Total unrealized appreciation						7,573,933

EUR	47,780,000	USD	55,297,227	Goldman Sachs Bank USA	11/5/2025	(220,068)
EUR	34,180,000	USD	40,114,067	JPMorgan Chase Bank	11/5/2025	(713,956)
EUR	22,830,000	USD	26,851,048	Morgan Stanley	11/5/2025	(534,356)
EUR	1,050,000	USD	1,235,229	Standard Chartered Bank	11/5/2025	(24,869)
EUR	1,500,000	USD	1,761,803	UBS AG	11/5/2025	(32,716)
KRW	121,990,000,000	USD	86,951,803	Citibank NA**	11/12/2025	(1,294,695)
USD	28,643,295	CLP	27,650,000,000	HSBC Bank plc**	11/12/2025	(694,516)
AUD	43,010,000	USD	28,459,029	Barclays Bank plc	12/12/2025	(305,443)
SEK	5,750,000	USD	617,050	HSBC Bank plc	12/12/2025	(10,402)
SEK	269,500,000	USD	28,604,939	JPMorgan Chase Bank	12/12/2025	(171,621)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	56,084,678	AUD	86,030,000	Goldman Sachs Bank USA	12/12/2025	(229,041)
CHF	65,350,000	USD	82,177,951	Goldman Sachs Bank USA	1/13/2026	(283,470)
CHF	1,450,000	USD	1,844,602	Wells Fargo Bank NA	1/13/2026	(27,510)
JPY	4,270,000,000	USD	28,284,889	Barclays Bank plc	1/16/2026	(368,359)
JPY	12,556,000,000	USD	85,834,504	Citibank NA	1/16/2026	(3,745,523)
JPY	4,282,000,000	USD	28,300,191	Goldman Sachs Bank USA	1/16/2026	(305,207)
CAD	122,810,000	USD	88,137,248	Citibank NA	1/23/2026	(211,041)
MXN	315,900,000	USD	16,982,867	Citibank NA	2/13/2026	(162,023)

Total unrealized depreciation						(9,334,816)

Net unrealized depreciation						(1,760,883)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection as of October 31, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield 44-V1	5.00	Quarterly	6/20/2030	3.06	USD	78,110,000	(5,393,712)	(979,306)	(6,373,018)

Total Centrally Cleared Credit default swap contracts outstanding							(5,393,712)	(979,306)	(6,373,018)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$53,411,723	$—	$53,411,723
Collateralized Mortgage Obligations	—	21,959,290	—	21,959,290
Commercial Mortgage-Backed Securities	—	33,435,158	—	33,435,158
Corporate Bonds
Consumer Discretionary	—	2,591,003	—	2,591,003
Energy	—	1,103,895	—	1,103,895
Financials	—	19,485,489	—	19,485,489
Real Estate	—	1,879,891	—	1,879,891
Utilities	—	1,617,808	—	1,617,808
Foreign Government Securities	—	135,866,304	—	135,866,304
Forward Currency Contracts	—	7,573,933	—	7,573,933
Futures	5,547,305	—	—	5,547,305
Mortgage-Backed Securities	—	62,136,947	—	62,136,947
Short-Term Investments
Foreign Government Treasury Bills	—	34,260,652	—	34,260,652
Investment Company	13,596,452	—	—	13,596,452
U.S. Treasury Obligations	—	161,748,197	—	161,748,197

Total Assets	$19,143,757	$537,070,290	$—	$556,214,047

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(979,306)	$—	$(979,306)
Forward Currency Contracts	—	(9,334,816)	—	(9,334,816)
Futures	(1,948,096)	—	—	(1,948,096)

Total Liabilities	$(1,948,096)	$(10,314,122)	$—	$(12,262,218)

Total	$17,195,661	$526,756,168	$—	$543,951,829

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

Fair Values of Derivative Instruments as of October 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$5,547,305	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	7,573,933

Total		$13,121,238

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(1,948,096	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(9,334,816)
Credit contracts	Market value on OTC swap contracts – Payables, Net assets – Unrealized depreciation	(979,306	)**

Total		$(12,262,218)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(7,963,687)	$—	$—	$(7,963,687)
Foreign exchange contracts	—	598,925	—	598,925
Credit contracts	—	—	348,507	348,507

Total	$(7,963,687)	$598,925	$348,507	$(7,016,255)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$11,228,525	$—	$—	$11,228,525
Foreign exchange contracts	—	(2,339,122)	—	(2,339,122)
Credit contracts	—	—	(979,306)	(979,306)

Total	$11,228,525	$(2,339,122)	$(979,306)	$7,910,097

^ The Fund held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$342,130,000
Average notional value of contracts — short	273,875,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$436,406,000
Average settlement value sold — in USD	474,275,000
Credit index swaps
Average notional value — sell protection	$29,250,000
Average notional value — buy protection	73,285,000

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of October 31, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$2,679,338	$(2,679,338)	$—	$—
Goldman Sachs Bank USA	2,303,523	(1,037,786)	—	1,265,737
HSBC Bank plc	971,694	(704,918)	—	266,776
JPMorgan Chase Bank	1,028,638	(885,577)	—	143,061
Standard Chartered Bank	14,912	(14,912)	—	—
UBS AG	573,852	(32,716)	—	541,136
Wells Fargo Bank NA	1,976	(1,976)	—	—

Total	$7,573,933	$(5,357,223)	$—	$2,216,710

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$673,802	$—	$—	$673,802
Citibank NA	5,413,282	(2,679,338)	(1,620,000)	1,113,944
Goldman Sachs Bank USA	1,037,786	(1,037,786)	—	—
HSBC Bank plc	704,918	(704,918)	—	—
JPMorgan Chase Bank	885,577	(885,577)	—	—
Morgan Stanley	534,356	—	—	534,356
Standard Chartered Bank	24,869	(14,912)	—	9,957
UBS AG	32,716	(32,716)	—	—
Wells Fargo Bank NA	27,510	(1,976)	—	25,534

Total	$9,334,816	$(5,357,223)	$(1,620,000)	$2,332,059

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$528,227,534
Long-term U.S. government debt securities	584,979,421

$1,113,206,955

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$612,099,534
Long-term U.S. government debt securities	576,961,278

$1,189,060,812

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,608,576
Aggregate gross unrealized depreciation	(23,645,634)

Net unrealized appreciation	$(37,058)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$538,595,175

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $541,712,141)	$543,092,809
Cash	877,998
Foreign cash (Cost $1,486,057)	1,500,863
Cash held as collateral for forward foreign currency contracts	1,720,000
Receivable for securities sold	14,335,116
Due from broker for futures variation margin	13,418,194
Unrealized appreciation on forward foreign currency contracts	7,573,933
Dividends, interest and other receivables	5,925,246
Variation Margin on Centrally Cleared Swaps	4,402,577
Receivable for Fund shares sold	277,399
Prepaid registration and filing fees	26,648
Securities lending income receivable	3,002
Other assets	5,175

Total assets	593,158,960

LIABILITIES
Payable for securities purchased	17,871,642
Unrealized depreciation on forward foreign currency contracts	9,334,816
Payable for Fund shares repurchased	486,897
Investment advisory fees payable	159,724
Administrative fees payable	71,755
Transfer agent fees payable	45,634
Dividends and distributions payable	4,306
Trustees’ fees payable	1,553
Distribution fees payable – Class A	849
Distribution fees payable – Class R	778
Accrued expenses	198,364

Total liabilities	28,176,318

Commitments and contingent liabilities^
NET ASSETS	$564,982,642

Net assets were comprised of:
Paid in capital	$726,145,870
Total distributable earnings (loss)	(161,163,228)

Net assets	$564,982,642

Class A
Net asset value and redemption price per share, $3,891,209 / 458,578 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.49
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.89

Class I
Net asset value, offering and redemption price per share, $559,200,892 / 65,497,680 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.54

Class R
Net asset value, offering and redemption price per share, $1,890,541 / 224,734 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.41

(x)	Includes value of securities on loan of $25,227,224.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Interest (net of $1,283,076 foreign withholding tax)	$39,722,482
Dividends	493,108
Securities lending (net)	3,130

Total income	40,218,720

EXPENSES
Investment advisory fees	3,558,414
Administrative fees	889,604
Transfer agent fees	273,401
Professional fees	218,137
Custodian fees	167,700
Registration and filing fees	55,462
Trustees’ fees	20,247
Printing and mailing expenses	18,750
Distribution fees – Class A	10,535
Distribution fees – Class R	8,634
Miscellaneous	52,691

Gross expenses	5,273,575
Less: Waiver from investment adviser	(2,288,963)

Net expenses	2,984,612

NET INVESTMENT INCOME (LOSS)	37,234,108

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(14,218,489)
Futures contracts	(7,963,687)
Forward foreign currency contracts	598,925
Foreign currency transactions	(45,890)
Swaps	348,507

Net realized gain (loss)	(21,280,634)

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,897,839
Futures contracts	11,228,525
Forward foreign currency contracts	(2,339,122)
Foreign currency translations	(37,354)
Swaps	(979,306)

Net change in unrealized appreciation (depreciation)	26,770,582

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,489,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,724,056

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,234,108	$36,710,379
Net realized gain (loss)	(21,280,634)	8,596,802
Net change in unrealized appreciation (depreciation)	26,770,582	29,425,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,724,056	74,732,777

Distributions to shareholders:
Class A	(264,739)	(285,397)
Class I	(37,665,491)	(39,389,194)
Class R	(99,742)	(177,907)

Total distributions to shareholders	(38,029,972)	(39,852,498)

Tax return of capital:
Class A	—	(2,525)
Class I	—	(348,420)
Class R	—	(1,574)

Total tax return of capital	—	(352,519)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 45,461 and 133,597 shares, respectively ]	375,579	1,144,134
Capital shares issued in reinvestment of dividends [ 32,041 and 32,960 shares, respectively ]	262,702	281,797
Capital shares repurchased [ (174,516) and (250,099) shares, respectively ]	(1,437,330)	(2,130,265)

Total Class A transactions	(799,049)	(704,334)

Class I
Capital shares sold [ 14,982,828 and 12,494,140 shares, respectively ]	124,473,824	108,790,279
Capital shares issued in reinvestment of dividends [ 4,559,053 and 4,613,713 shares, respectively ]	37,606,599	39,644,398
Capital shares repurchased [ (27,948,485) and (14,266,315) shares, respectively ]	(232,311,619)	(123,440,903)

Total Class I transactions	(70,231,196)	24,993,774

Class R
Capital shares sold [ 197,889 and 170,179 shares, respectively ]	1,628,400	1,440,510
Capital shares issued in reinvestment of dividends [ 12,199 and 21,058 shares, respectively ]	99,596	178,591
Capital shares repurchased [ (375,602) and (107,781) shares, respectively ]	(3,042,719)	(922,542)

Total Class R transactions	(1,314,723)	696,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(72,344,968)	24,985,999

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,650,884)	59,513,759
NET ASSETS:
Beginning of year	632,633,526	573,119,767

End of year	$564,982,642	$632,633,526

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.41	$7.92	$8.33	$10.70	$10.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.50	0.48	0.45	0.27	0.29
Net realized and unrealized gain (loss)	0.10	0.54	(0.54)	(2.41)	0.44

Total from investment operations	0.60	1.02	(0.09)	(2.14)	0.73

Less distributions:
Dividends from net investment income	(0.52)	(0.53)	(0.21)	(0.23)	(0.47)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	—	— #	(0.11)	—	(0.02)

Total dividends and distributions	(0.52)	(0.53)	(0.32)	(0.23)	(0.71)

Net asset value, end of year	$8.49	$8.41	$7.92	$8.33	$10.70

Total return	7.51%	12.95%	(1.50)%	(20.39)%	6.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,891	$4,671	$5,062	$6,608	$8,550
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	1.14%	1.17%	1.22%	1.20%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.02%	5.54%	5.07%	2.75%	2.62%
Before waivers (f)	5.63%	5.12%	4.60%	2.31%	2.15%
Portfolio turnover rate^	208%	151%	193%	244%	165%

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.45	$7.96	$8.36	$10.72	$10.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.50	0.47	0.30	0.31
Net realized and unrealized gain (loss)	0.11	0.54	(0.54)	(2.42)	0.43

Total from investment operations	0.63	1.04	(0.07)	(2.12)	0.74

Less distributions:
Dividends from net investment income	(0.54)	(0.55)	(0.21)	(0.24)	(0.49)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	—	— #	(0.12)	—	(0.02)

Total dividends and distributions	(0.54)	(0.55)	(0.33)	(0.24)	(0.73)

Net asset value, end of year	$8.54	$8.45	$7.96	$8.36	$10.72

Total return	7.82%	13.16%	(1.23)%	(20.18)%	6.85%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$559,201	$624,708	$565,647	$578,149	$673,625
Ratio of expenses to average net assets:
After waivers (f)	0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers (f)	0.89%	0.92%	0.97%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.28%	5.81%	5.30%	3.04%	2.79%
Before waivers (f)	5.90%	5.39%	4.83%	2.59%	2.33%
Portfolio turnover rate^	208%	151%	193%	244%	165%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.34	$7.86	$8.27	$10.64	$10.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47	0.45	0.42	0.26	0.25
Net realized and unrealized gain (loss)	0.10	0.54	(0.52)	(2.42)	0.45

Total from investment operations	0.57	0.99	(0.10)	(2.16)	0.70

Less distributions:
Dividends from net investment income	(0.50)	(0.51)	(0.20)	(0.21)	(0.45)
Distributions from net realized gains	—	—	—	—	(0.22)
Return of capital	—	— #	(0.11)	—	(0.02)

Total dividends and distributions	(0.50)	(0.51)	(0.31)	(0.21)	(0.69)

Net asset value, end of year	$8.41	$8.34	$7.86	$8.27	$10.64

Total return	7.22%	12.64%	(1.66)%	(20.60)%	6.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,891	$3,254	$2,411	$1,808	$1,264
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.39%	1.42%	1.47%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.72%	5.31%	4.79%	2.68%	2.24%
Before waivers (f)	5.34%	4.89%	4.32%	2.22%	1.77%
Portfolio turnover rate^	208%	151%	193%	244%	165%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (1.7%)
Globalstar, Inc.*	30,613	$1,665,653

Entertainment (0.6%)
CuriosityStream, Inc.	135,350	587,419

Interactive Media & Services (0.5%)
EverQuote, Inc., Class A*	23,299	501,861

Total Communication Services		2,754,933

Consumer Discretionary (4.3%)
Automobile Components (1.6%)
Gentherm, Inc.*	17,298	636,566
Patrick Industries, Inc.	8,994	938,704

		1,575,270

Automobiles (1.0%)
Winnebago Industries, Inc.	25,732	970,354

Diversified Consumer Services (1.7%)
Lincoln Educational Services Corp.*	85,501	1,660,429

Total Consumer Discretionary		4,206,053

Consumer Staples (1.4%)
Food Products (1.4%)
Mama’s Creations, Inc.*	74,394	787,833
SunOpta, Inc.*	102,406	534,559

Total Consumer Staples		1,322,392

Energy (3.0%)
Energy Equipment & Services (2.6%)
Expro Group Holdings NV*	34,406	467,233
Oceaneering International, Inc.*	36,357	846,755
TETRA Technologies, Inc.*	168,511	1,189,688

		2,503,676

Oil, Gas & Consumable Fuels (0.4%)
Matador Resources Co.	9,861	389,115

Total Energy		2,892,791

Financials (5.0%)
Banks (0.5%)
Riverview Bancorp, Inc.	85,014	440,373

Capital Markets (1.4%)
BGC Group, Inc., Class A	77,103	704,721
Evercore, Inc., Class A	2,059	606,499

		1,311,220

Financial Services (0.6%)
Paymentus Holdings, Inc., Class A*	21,727	621,392

Insurance (2.5%)
HCI Group, Inc.	6,123	1,249,153
Universal Insurance Holdings, Inc.	39,391	1,214,031

		2,463,184

Total Financials		4,836,169

Health Care (24.1%)
Biotechnology (8.5%)
Arcutis Biotherapeutics, Inc.*	44,809	1,134,116
Insmed, Inc.*	15,658	2,968,757
Kamada Ltd.	86,097	595,791
Kiniksa Pharmaceuticals International plc, Class A*	38,091	1,409,748
Mirum Pharmaceuticals, Inc.*	12,029	873,907
Travere Therapeutics, Inc.*	37,116	1,304,998

		8,287,317

Health Care Equipment & Supplies (6.9%)
AngioDynamics, Inc.*	79,805	960,054
Beta Bionics, Inc.*	47,843	1,302,287
Brainsway Ltd. (ADR)*	64,912	1,093,767
ClearPoint Neuro, Inc.*	50,445	1,171,333
NeuroPace, Inc.*	47,465	471,802
SI-BONE, Inc.*	46,327	687,029
Stereotaxis, Inc.*	345,959	1,006,741

		6,693,013

Health Care Providers & Services (0.7%)
InfuSystem Holdings, Inc.*	65,182	675,285

Health Care Technology (0.6%)
Phreesia, Inc.*	23,894	540,960

Life Sciences Tools & Services (2.5%)
Adaptive Biotechnologies Corp.*	137,247	2,382,608

Pharmaceuticals (4.9%)
EyePoint Pharmaceuticals, Inc.*	27,742	363,143
Journey Medical Corp.(x)*	76,561	621,675
Ligand Pharmaceuticals, Inc.*	6,340	1,212,906
Ocular Therapeutix, Inc.*	84,743	988,103
Xeris Biopharma Holdings, Inc.*	163,037	1,581,459

		4,767,286

Total Health Care		23,346,469

Industrials (33.0%)
Aerospace & Defense (5.5%)
Kratos Defense & Security Solutions, Inc.*	29,693	2,690,186
Leonardo DRS, Inc.	56,460	2,064,177
Park Aerospace Corp.	32,673	626,015

		5,380,378

Air Freight & Logistics (0.5%)
Freightos Ltd.*	138,322	493,810

Building Products (1.2%)
Builders FirstSource, Inc.*	3,142	365,006
Griffon Corp.	10,783	798,050

		1,163,056

Commercial Services & Supplies (4.5%)
CECO Environmental Corp.*	34,299	1,676,878
Enviri Corp.*	76,398	932,819
Liquidity Services, Inc.*	23,569	564,242
Montrose Environmental Group, Inc.*	24,111	623,993
Perma-Fix Environmental Services, Inc.(x)*	38,259	523,766

		4,321,698

Construction & Engineering (7.3%)
Argan, Inc.	6,123	1,874,924
Everus Construction Group, Inc.*	8,724	792,924
Great Lakes Dredge & Dock Corp.*	66,211	751,495
Matrix Service Co.*	10,834	162,727

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Orion Group Holdings, Inc.*	100,332	$1,080,576
Southland Holdings, Inc.*	105,973	473,699
Sterling Infrastructure, Inc.*	5,201	1,965,458

		7,101,803

Electrical Equipment (5.2%)
American Superconductor Corp.*	27,903	1,652,694
Amprius Technologies, Inc.*	102,679	1,446,747
Dragonfly Energy Holdings Corp.(x)*	443,750	550,250
LSI Industries, Inc.	59,439	1,360,559

		5,010,250

Machinery (3.8%)
FreightCar America, Inc.*	76,578	680,778
Gencor Industries, Inc.*	28,229	383,632
Graham Corp.*	31,264	1,947,435
Worthington Enterprises, Inc.	12,570	705,051

		3,716,896

Professional Services (4.4%)
BlackSky Technology, Inc., Class A*	29,638	625,954
Fiverr International Ltd.*	17,230	390,087
IBEX Holdings Ltd.*	12,570	469,741
Legalzoom.com, Inc.*	62,528	623,404
Upwork, Inc.*	31,589	503,529
Willdan Group, Inc.*	17,013	1,607,899

		4,220,614

Trading Companies & Distributors (0.6%)
Transcat, Inc.*	8,452	614,038

Total Industrials		32,022,543

Information Technology (22.9%)
Communications Equipment (1.6%)
Ceragon Networks Ltd.*	308,411	801,869
Extreme Networks, Inc.*	36,195	688,429

		1,490,298

Electronic Equipment, Instruments & Components (7.5%)
908 Devices, Inc.(x)*	106,091	846,606
Arlo Technologies, Inc.*	44,105	852,991
Daktronics, Inc.*	24,795	465,898
Frequency Electronics, Inc.*	20,265	744,131
Identiv, Inc.*	89,348	357,392
Mirion Technologies, Inc., Class A*	70,818	2,079,925
Novanta, Inc.*	4,497	571,164
Ouster, Inc.*	40,204	1,341,205

		7,259,312

IT Services (1.6%)
Castellum, Inc.(x)*	463,809	542,656
Crexendo, Inc.*	161,195	1,042,932

		1,585,588

Semiconductors & Semiconductor Equipment (5.4%)
Ambarella, Inc.*	11,271	960,627
Cohu, Inc.*	41,450	986,096
MaxLinear, Inc., Class A*	55,105	834,841
Semtech Corp.*	11,594	786,769
Tower Semiconductor Ltd.*	19,614	1,670,524

		5,238,857

Software (6.8%)
Airship AI Holdings, Inc.*	69,192	328,662
Arteris, Inc.*	63,341	862,071
AvePoint, Inc.*	63,611	895,007
Blend Labs, Inc., Class A*	164,609	544,856
CS Disco, Inc.*	117,523	742,745
Docebo, Inc.*	23,623	592,228
RADCOM Ltd.*	50,661	696,589
Red Violet, Inc.	13,274	711,884
SimilarWeb Ltd.*	82,576	706,025
Zeta Global Holdings Corp., Class A(x)*	28,229	507,840

		6,587,907

Total Information Technology		22,161,962

Materials (0.4%)
Chemicals (0.4%)
American Vanguard Corp.*	81,166	362,812

Total Materials		362,812

Total Common Stocks (96.9%) (Cost $56,842,825)		93,906,124

EXCHANGE TRADED FUNDS (ETF):
Equity (0.7%)
iShares Russell 2000 Growth ETF(x)	2,143	708,668

Total Exchange Traded Funds (0.7%) (Cost $711,521)		708,668

SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	1,150,859	1,150,859
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)	2,173,885	2,174,755

Total Investment Companies		3,325,614

Total Short-Term Investments (3.5%) (Cost $3,325,831)		3,325,614

Total Investments in Securities (101.1%) (Cost $60,880,177)		97,940,406
Other Assets Less Liabilities (-1.1%)		(1,044,704)

Net Assets (100%)		$96,895,702

*	Non-income producing.
(x)	All or a portion of security is on loan at October 31, 2025.
(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $1,951,882. This was collateralized by $819,351 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 11/15/25 – 5/15/55 and by cash of $1,150,859 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,754,933	$—	$—	$2,754,933
Consumer Discretionary	4,206,053	—	—	4,206,053
Consumer Staples	1,322,392	—	—	1,322,392
Energy	2,892,791	—	—	2,892,791
Financials	4,836,169	—	—	4,836,169
Health Care	23,346,469	—	—	23,346,469
Industrials	32,022,543	—	—	32,022,543
Information Technology	22,161,962	—	—	22,161,962
Materials	362,812	—	—	362,812
Exchange Traded Funds	708,668	—	—	708,668
Short-Term Investments
Investment Companies	3,325,614	—	—	3,325,614

Total Assets	$97,940,406	$—	$—	$97,940,406

Total Liabilities	$—	$—	$—	$—

Total	$97,940,406	$—	$—	$97,940,406

The Fund held no derivatives contracts during the year ended October 31, 2025.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,756,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,588,274

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,163,114
Aggregate gross unrealized depreciation	(2,386,444)

Net unrealized appreciation	$36,776,670

Federal income tax cost of investments in securities and derivative instruments, if applicable	$61,163,736

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $60,880,177)	$97,940,406
Cash	299,996
Receivable for securities sold	1,450,262
Receivable for Fund shares sold	358,567
Prepaid registration and filing fees	18,869
Dividends, interest and other receivables	11,008
Securities lending income receivable	2,727
Other assets	742

Total assets	100,082,577

LIABILITIES
Payable for securities purchased	1,821,985
Payable for return of collateral on securities loaned	1,150,859
Payable for Fund shares repurchased	78,154
Investment advisory fees payable	26,971
Transfer agent fees payable	11,973
Administrative fees payable	11,922
Distribution fees payable - Class A	104
Distribution fees payable - Class R	101
Accrued expenses	84,806

Total liabilities	3,186,875

Commitments and contingent liabilities^
NET ASSETS	$96,895,702

Net assets were comprised of:
Paid in capital	$58,863,824
Total distributable earnings (loss)	38,031,878

Net assets	$96,895,702

Class A
Net asset value and redemption price per share, $564,170 / 32,498 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.36
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price per share	$18.37

Class I
Net asset value, offering and redemption price per share, $96,087,694 / 5,499,090 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.47

Class R
Net asset value, offering and redemption price per share, $243,838 / 14,162 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.22

(x)	Includes value of securities on loan of $1,951,882.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$264,638
Interest	13,114
Securities lending (net)	26,083

Total income	303,835

EXPENSES
Investment advisory fees	561,608
Administrative fees	112,323
Transfer agent fees	79,699
Professional fees	79,378
Printing and mailing expenses	33,904
Registration and filing fees	33,160
Custodian fees	13,901
Trustees’ fees	2,600
Distribution fees - Class R	918
Distribution fees - Class A	619
Miscellaneous	12,820

Gross expenses	930,930
Less: Waiver from investment adviser	(269,742)

Net expenses	661,188

NET INVESTMENT INCOME (LOSS)	(357,353)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,053,051
Net change in unrealized appreciation (depreciation) on investments in securities	21,995,237

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,048,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,690,935

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(357,353)	$(280,305)
Net realized gain (loss)	8,053,051	(4,378,924)
Net change in unrealized appreciation (depreciation)	21,995,237	21,241,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,690,935	16,582,188

Distributions to shareholders:
Class I	(125,897)	—

Total distributions to shareholders	(125,897)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 22,362 and 195 shares, respectively ]	313,284	2,155
Capital shares repurchased [ (216) and (3,526) shares, respectively ]	(3,588)	(39,680)

Total Class A transactions	309,696	(37,525)

Class I
Capital shares sold [ 1,640,545 and 1,356,056 shares, respectively ]	22,924,603	14,971,107
Capital shares issued in reinvestment of dividends [ 7,526 and 0 shares ]	102,436	—
Capital shares repurchased [ (1,436,774) and (1,069,086) shares, respectively ]	(20,554,659)	(11,813,923)

Total Class I transactions	2,472,380	3,157,184

Class R
Capital shares sold [ 7,219 and 918 shares, respectively ]	93,077	10,050
Capital shares repurchased [ (6,029) and (735) shares, respectively ]	(76,964)	(8,525)

Total Class R transactions	16,113	1,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,798,189	3,121,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,363,227	19,703,372
NET ASSETS:
Beginning of year	64,532,475	44,829,103

End of year	$96,895,702	$64,532,475

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,				July 11, 2022* to October 31, 2022
Class A	2025	2024	2023
Net asset value, beginning of period	$12.08	$8.89	$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)	(0.08)	(0.05	)(1)	(0.02)
Net realized and unrealized gain (loss)	5.38	3.27	(1.55)		0.57

Total from investment operations	5.28	3.19	(1.60)		0.55

Less distributions:
Distributions from net realized gains	—	—	(0.06)		—

Net asset value, end of period	$17.36	$12.08	$8.89		$10.55

Total return (b)	43.71%	35.88%	(15.28)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564	$125	$122		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%	1.13%	1.13%		1.13%
Before waivers and reimbursements (a)(f)	1.49%	1.57%	2.38%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.72)%	(0.72)%	(0.49	)%(aa)	(0.61	)%(l)
Before waivers and reimbursements (a)(f)	(1.09)%	(1.16)%	(1.74	)%(aa)	(5.80	)%(l)
Portfolio turnover rate ^	55%	73%	69%		29	%(z)

	Year Ended October 31,				July 11, 2022* to October 31, 2022
Class I	2025	2024	2023
Net asset value, beginning of period	$12.15	$8.92	$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.05)	(0.03	)(1)	(0.01)
Net realized and unrealized gain (loss)	5.41	3.28	(1.55)		0.57

Total from investment operations	5.34	3.23	(1.58)		0.56

Less distributions:
Dividends from net investment income	(0.02)	—	—		—
Distributions from net realized gains	—	—	(0.06)		—

Total dividends and distributions	(0.02)	—	(0.06)		—

Net asset value, end of period	$17.47	$12.15	$8.92		$10.56

Total return (b)	44.04%	36.21%	(15.08)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,088	$64,252	$44,594		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%	0.88%		0.88%
Before waivers and reimbursements (a)(f)	1.24%	1.32%	1.94%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.47)%	(0.48)%	(0.24	)%(aa)	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.83)%	(0.92)%	(1.30	)%(aa)	5.50	%(l)
Portfolio turnover rate ^	55%	73%	69%		29	%(z)

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,				July 11, 2022* to October 31, 2022
Class R	2025	2024	2023
Net asset value, beginning of period	$12.01	$8.86	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.13)	(0.11)	(0.08	)(1)	(0.03)
Net realized and unrealized gain (loss)	5.34	3.26	(1.54)		0.57

Total from investment operations	5.21	3.15	(1.62)		0.54

Less distributions:
Distributions from net realized gains	—	—	(0.06)		—

Net asset value, end of period	$17.22	$12.01	$8.86		$10.54

Total return (b)	43.38%	35.55%	(15.49)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244	$156	$113		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%	1.38%	1.38%		1.38%
Before waivers and reimbursements (a)(f)	1.74%	1.82%	2.59%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.97)%	(0.98)%	(0.74	)%(aa)	(0.85	)%(l)
Before waivers and reimbursements (a)(f)	(1.33)%	(1.42)%	(1.95	)%(aa)	6.00	%(l)
Portfolio turnover rate ^	55%	73%	69%		29	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.03) and $(0.08) for Class A, Class I and Class R, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (18.3%)
Diversified Telecommunication Services (2.2%)
Anterix, Inc.*	4,000	$80,880
Liberty Global Ltd., Class A*	40,000	440,000
Telesat Corp. (x)*	114,000	3,453,060

		3,973,940

Entertainment (5.9%)
Atlanta Braves Holdings, Inc., Class A*	48,000	2,070,720
Atlanta Braves Holdings, Inc., Class C*	33,000	1,343,760
Liberty Media Corp.-Liberty Live, Class A*	1,000	87,740
Lionsgate Studios Corp.*	72,000	462,960
Madison Square Garden Entertainment Corp., Class A*	19,000	839,040
Madison Square Garden Sports Corp.*	16,000	3,430,240
Sphere Entertainment Co. (x)*	30,000	2,054,400
Starz Entertainment Corp.	4,228	44,436
Vivendi SE	70,000	251,900

		10,585,196

Media (7.7%)
Altice USA, Inc., Class A*	3,000	6,690
AMC Networks, Inc., Class A*	35,000	265,300
Clear Channel Outdoor Holdings, Inc.*	560,000	1,013,600
Corus Entertainment, Inc., Class B (x)*	72,000	4,877
EchoStar Corp., Class A (x)*	13,000	973,310
EW Scripps Co. (The), Class A*	60,000	145,800
Fox Corp., Class B	12,000	700,920
Grupo Televisa SAB (ADR)(x)	800,000	2,112,000
JCDecaux SE	40,000	728,014
News Corp., Class B	20,000	609,400
Nexstar Media Group, Inc., Class A	10,200	1,996,446
Paramount Skydance Corp., Class B (x)	1,500	23,085
Sinclair, Inc.	204,000	2,786,640
Sirius XM Holdings, Inc. (x)	40,000	867,600
TEGNA, Inc.	75,000	1,475,250
WideOpenWest, Inc.*	50,000	256,500

		13,965,432

Wireless Telecommunication Services (2.5%)
Array Digital Infrastructure, Inc.	30,000	1,473,600
Gogo, Inc.*	12,900	117,390
Millicom International Cellular SA	37,500	1,766,625
Telephone and Data Systems, Inc.	30,000	1,164,600

		4,522,215

Total Communication Services		33,046,783

Consumer Discretionary (17.8%)
Automobile Components (5.6%)
Dana, Inc.	97,000	1,969,100
Garrett Motion, Inc.	20,000	338,800
Gentex Corp.	34,500	809,025
Gentherm, Inc.*	8,500	312,800
Goodyear Tire & Rubber Co. (The)*	170,000	1,171,300
Modine Manufacturing Co.*	20,000	3,064,200
Strattec Security Corp.*	40,700	2,497,352

		10,162,577

Automobiles (0.2%)
Winnebago Industries, Inc.	10,500	395,955

Diversified Consumer Services (1.5%)
Graham Holdings Co., Class B	800	809,704

Matthews International Corp., Class A	80,000	1,873,600

		2,683,304

Hotels, Restaurants & Leisure (3.7%)
Caesars Entertainment, Inc.*	113,000	2,271,300
Churchill Downs, Inc.	4,000	396,800
Golden Entertainment, Inc.	30,000	606,000
Krispy Kreme, Inc.	25,000	89,750
Nathan’s Famous, Inc.	19,300	2,042,519
Ollamani SAB*	130,000	432,085
Wynn Resorts Ltd.	6,800	809,132

		6,647,586

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	24,000	354,000
Lennar Corp., Class B	9,000	1,062,450

		1,416,450

Leisure Products (1.9%)
Brunswick Corp.	20,000	1,322,200
Johnson Outdoors, Inc., Class A	47,000	1,914,310
Mattel, Inc.*	12,900	237,102

		3,473,612

Specialty Retail (4.1%)
Advance Auto Parts, Inc. (x)	87,650	4,130,945
AutoNation, Inc.*	6,500	1,299,155
Lands’ End, Inc.*	12,000	188,880
Monro, Inc.	105,000	1,538,250
Valvoline, Inc.*	8,000	264,080

		7,421,310

Total Consumer Discretionary		32,200,794

Consumer Staples (7.0%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	3,300	683,067
National Beverage Corp.*	25,703	880,842
Remy Cointreau SA(x)	10,000	495,409

		2,059,318

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	4,000	70,760
Ingles Markets, Inc., Class A	2,000	138,200
Village Super Market, Inc., Class A	8,000	250,960

		459,920

Food Products (2.7%)
Bunge Global SA	3,500	331,100
Calavo Growers, Inc.	45,000	999,450
Canada Packers, Inc.*	10,400	124,054
Farmer Bros Co.*	95,000	167,200
Hain Celestial Group, Inc. (The)*	30,000	34,800
J M Smucker Co. (The)	14,000	1,449,700
John B Sanfilippo & Son, Inc.	10,500	659,190
Maple Leaf Foods, Inc.	52,000	999,551
McCormick & Co., Inc. (Non-Voting) (x)	3,000	191,895

		4,956,940

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Household Products (2.4%)
Energizer Holdings, Inc.	92,000	$2,137,160
Spectrum Brands Holdings, Inc.	41,000	2,209,080

		4,346,240

Personal Care Products (0.5%)
Edgewell Personal Care Co.	44,000	853,160

Total Consumer Staples		12,675,578

Energy (1.0%)
Energy Equipment & Services (1.0%)
Innovex International, Inc.*	59,500	1,194,165
RPC, Inc.	104,000	540,800

Total Energy		1,734,965

Financials (2.0%)
Banks (1.6%)
Cadence Bank	10,000	377,400
Flushing Financial Corp.	27,000	369,090
SouthState Bank Corp.	6,000	531,900
Synovus Financial Corp.	36,000	1,607,040

		2,885,430

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,000	237,960
Janus Henderson Group plc	10,000	435,600

		673,560

Financial Services (0.1%)
NCR Atleos Corp.*	4,000	147,600

Total Financials		3,706,590

Health Care (2.2%)
Health Care Equipment & Supplies (0.4%)
Align Technology, Inc.*	100	13,788
Bausch + Lomb Corp.*	15,000	224,100
Dentsply Sirona, Inc.	14,000	176,540
QuidelOrtho Corp.*	14,500	391,355

		805,783

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	9,000	568,800
Option Care Health, Inc.*	17,504	455,629

		1,024,429

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	35,000	233,450

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	95,865

Pharmaceuticals (1.0%)
Perrigo Co. plc	46,000	954,040
Teva Pharmaceutical Industries Ltd. (ADR)*	40,000	819,200

		1,773,240

Total Health Care		3,932,767

Industrials (33.2%)
Aerospace & Defense (6.1%)
AAR Corp.*	21,500	1,810,515
Ducommun, Inc.*	3,600	330,300
Embraer SA (ADR)	2,000	128,960
Hexcel Corp.	14,500	1,035,300
Moog, Inc., Class A	9,500	1,946,075
Moog, Inc., Class B	12,800	2,624,000
National Presto Industries, Inc.	2,000	213,940
Park Aerospace Corp.	3,000	57,480
Spirit AeroSystems Holdings, Inc., Class A*	12,000	440,280
Textron, Inc.	30,000	2,424,300

		11,011,150

Building Products (1.8%)
AZZ, Inc.	26,800	2,675,980
Griffon Corp.	9,100	673,491

		3,349,471

Commercial Services & Supplies (0.3%)
OPENLANE, Inc.*	20,000	528,400

Construction & Engineering (1.4%)
Arcosa, Inc.	9,200	938,400
Everus Construction Group, Inc.*	600	54,534
Valmont Industries, Inc.	3,600	1,488,348

		2,481,282

Machinery (20.7%)
Astec Industries, Inc.	64,400	2,996,532
Chart Industries, Inc.*	2,000	399,240
CNH Industrial NV	31,000	325,190
Commercial Vehicle Group, Inc.*	82,000	124,640
Crane Co.	18,000	3,420,000
Donaldson Co., Inc.	1,000	84,250
Eastern Co. (The)	27,000	576,450
Enerpac Tool Group Corp., Class A	22,000	902,880
Enpro, Inc.	5,000	1,160,050
Flowserve Corp.	41,500	2,832,375
Gorman-Rupp Co. (The)	15,000	674,550
Graco, Inc.	2,500	204,425
Hyster-Yale, Inc.	35,600	1,279,464
Ingersoll Rand, Inc.	15,200	1,160,216
ITT, Inc.	12,000	2,220,840
Iveco Group NV	140,000	2,975,681
Kennametal, Inc.	30,000	658,500
L B Foster Co., Class A*	42,000	1,150,800
Manitowoc Co., Inc. (The)*	24,000	244,080
Mueller Industries, Inc.	45,000	4,764,150
Mueller Water Products, Inc., Class A	13,700	351,542
Park-Ohio Holdings Corp.	78,000	1,609,140
Snap-on, Inc.	1,300	436,215
Tennant Co.	9,300	744,000
Terex Corp.	13,000	598,260
Timken Co. (The)	1,000	78,510
Toro Co. (The)	7,500	560,475
Trinity Industries, Inc.	65,400	1,789,998
Twin Disc, Inc.	117,000	1,832,220
Watts Water Technologies, Inc., Class A	4,500	1,226,700

		37,381,373

Trading Companies & Distributors (2.9%)
Ashtead Group plc	2,300	153,312
GATX Corp.	12,500	1,960,625
Herc Holdings, Inc.	21,200	3,011,460

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	1,000	$84,910

		5,210,307

Total Industrials		59,961,983

Information Technology (2.0%)
Communications Equipment (0.3%)
Viasat, Inc.*	14,000	557,480

Electronic Equipment, Instruments & Components (0.5%)
Crane NXT Co.	500	31,625
Landis+Gyr Group AG	9,500	688,226
Mirion Technologies, Inc., Class A*	5,000	146,850

		866,701

IT Services (1.0%)
Kyndryl Holdings, Inc.*	62,000	1,793,040

Software (0.2%)
A10 Networks, Inc.	12,000	214,080
NCR Voyix Corp.*	10,000	114,100

		328,180

Total Information Technology		3,545,401

Materials (7.0%)
Chemicals (4.4%)
Axalta Coating Systems Ltd.*	23,000	654,810
Core Molding Technologies, Inc.*	65,500	1,173,105
Element Solutions, Inc.	65,900	1,760,848
HB Fuller Co.	13,000	745,810
Huntsman Corp.	65,000	538,200
Olin Corp.	20,000	414,000
Scotts Miracle-Gro Co. (The)	49,500	2,649,240

		7,936,013

Construction Materials (0.0%)†
Knife River Corp.*	1,000	60,460

Containers & Packaging (1.4%)
Ardagh Metal Packaging SA	60,000	214,200
Greif, Inc., Class A	19,000	1,080,910
Myers Industries, Inc.	60,000	1,039,800
Silgan Holdings, Inc.	5,000	193,100

		2,528,010

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*	90,000	189,000
Freeport-McMoRan, Inc.	20,000	834,000
Tredegar Corp.*	155,000	1,071,050

		2,094,050

Total Materials		12,618,533

Real Estate (0.7%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	434,550

Real Estate Management & Development (0.4%)
Seritage Growth Properties, Class A(x)*	13,500	54,810
St Joe Co. (The)	10,000	567,800

		622,610

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	4,350	$140,113

Total Real Estate		1,197,273

Utilities (4.9%)
Electric Utilities (0.3%)
ALLETE, Inc.	8,700	585,771

Gas Utilities (2.9%)
MDU Resources Group, Inc.	2,400	46,032
National Fuel Gas Co.	42,500	3,353,675
Southwest Gas Holdings, Inc.	24,000	1,908,000

		5,307,707

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The)	54,000	748,980
XPLR Infrastructure LP	29,000	285,940

		1,034,920

Multi-Utilities (1.1%)
Algonquin Power & Utilities Corp.	340,000	1,897,200
Avista Corp.	2,000	76,100

		1,973,300

Total Utilities		8,901,698

Total Common Stocks (96.1%) (Cost $135,126,091)		173,522,365

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	563

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	845,678	845,678
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)	7,972,665	7,975,853

Total Investment Companies		8,821,531

Total Short-Term Investments (4.9%) (Cost $8,822,083)		8,821,531

Total Investments in Securities (101.0%) (Cost $143,948,174)		182,344,459
Other Assets Less Liabilities (-1.0%)		(1,718,324)

Net Assets (100%)		$180,626,135

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at October 31, 2025.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $2,199,186. This was collateralized by $1,465,803 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 12/31/25 – 5/15/54 and by cash of $845,678 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,066,869	$979,914	$—	$33,046,783
Consumer Discretionary	32,200,794	—	—	32,200,794
Consumer Staples	12,180,169	495,409	—	12,675,578
Energy	1,734,965	—	—	1,734,965
Financials	3,706,590	—	—	3,706,590
Health Care	3,932,767	—	—	3,932,767
Industrials	54,208,990	5,752,993	—	59,961,983
Information Technology	2,857,175	688,226	—	3,545,401
Materials	12,618,533	—	—	12,618,533
Real Estate	1,197,273	—	—	1,197,273
Utilities	8,901,698	—	—	8,901,698
Rights
Industrials	—	—	563	563
Short-Term Investments
Investment Companies	8,821,531	—	—	8,821,531

Total Assets	$174,427,354	$7,916,542	$563	$182,344,459

Total Liabilities	$—	$—	$—	$—

Total	$174,427,354	$7,916,542	$563	$182,344,459

The Fund held no derivatives contracts during the year ended October 31, 2025.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,022,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,532,112

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,570,107
Aggregate gross unrealized depreciation	(15,820,762)

Net unrealized appreciation	$34,749,345

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,595,114

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $143,948,174)	$182,344,459
Cash	330,997
Foreign cash (Cost $4)	4
Receivable for Fund shares sold	295,911
Dividends, interest and other receivables	42,553
Prepaid registration and filing fees	23,859
Securities lending income receivable	15,603
Other assets	1,233

Total assets	183,054,619

LIABILITIES
Payable for securities purchased	887,595
Payable for return of collateral on securities loaned	845,678
Payable for Fund shares repurchased	451,449
Investment advisory fees payable	85,707
Transfer agent fees payable	37,768
Administrative fees payable	22,964
Distribution fees payable – Class A	1,477
Distribution fees payable – Class R	721
Trustees’ fees payable	252
Accrued expenses	94,873

Total liabilities	2,428,484

Commitments and contingent liabilities^

NET ASSETS	$180,626,135

Net assets were comprised of:
Paid in capital	$138,967,301
Total distributable earnings (loss)	41,658,834

Net assets	$180,626,135

Class A
Net asset value and redemption price per share, $6,922,324 / 376,071 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.41
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price per share	$19.48

Class I
Net asset value, offering and redemption price per share, $172,019,136 / 9,311,680 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.47

Class R
Net asset value, offering and redemption price per share, $1,684,675 / 92,563 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.20

(x)	Includes value of securities on loan of $2,199,186.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends (net of $61,334 foreign withholding tax)	$3,716,300
Interest	15,255
Securities lending (net)	42,785

Total income	3,774,340

EXPENSES
Investment advisory fees	1,231,071
Administrative fees	246,215
Transfer agent fees	239,899
Professional fees	99,962
Registration and filing fees	51,626
Printing and mailing expenses	33,927
Custodian fees	16,500
Distribution fees – Class A	16,460
Distribution fees – Class R	7,722
Trustees’ fees	5,764
Miscellaneous	23,605

Gross expenses	1,972,751
Less: Waiver from investment adviser	(396,042)

Net expenses	1,576,709

NET INVESTMENT INCOME (LOSS)	2,197,631

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,923,344
Foreign currency transactions	(3,044)

Net realized gain (loss)	4,920,300

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,338,103
Foreign currency translations	115

Net change in unrealized appreciation (depreciation)	6,338,218

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,258,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,456,149

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,197,631	$1,481,678
Net realized gain (loss)	4,920,300	5,679,570
Net change in unrealized appreciation (depreciation)	6,338,218	26,242,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,456,149	33,403,432

Distributions to shareholders:
Class A	(302,520)	(225,687)
Class I	(7,151,206)	(5,035,690)
Class R	(63,790)	(43,306)
Class T**	—	(6,446)

Total distributions to shareholders	(7,517,516)	(5,311,129)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 58,689 and 66,242 shares, respectively ]	1,005,497	1,120,536
Capital shares issued in reinvestment of dividends [ 16,210 and 13,423 shares, respectively ]	290,166	218,654
Capital shares repurchased [ (79,347) and (75,938) shares, respectively ]	(1,367,366)	(1,280,318)

Total Class A transactions	(71,703)	58,872

Class I
Capital shares sold [ 2,535,745 and 2,251,846 shares, respectively ]	44,311,370	38,258,795
Capital shares issued in reinvestment of dividends [ 329,036 and 251,579 shares, respectively ]	5,896,320	4,103,247
Capital shares repurchased [ (2,003,492) and (1,975,616) shares, respectively ]	(34,869,778)	(33,450,465)

Total Class I transactions	15,337,912	8,911,577

Class R
Capital shares sold [ 16,075 and 20,790 shares, respectively ]	276,192	349,101
Capital shares issued in reinvestment of dividends [ 3,151 and 2,320 shares, respectively ]	55,899	37,475
Capital shares repurchased [ (7,682) and (18,820) shares, respectively ]	(122,939)	(320,110)

Total Class R transactions	209,152	66,466

Class T**
Capital shares repurchased [ 0 and (10,179) shares ]	—	(184,904)

Total Class T transactions	—	(184,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,475,361	8,852,011

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,413,994	36,944,314
NET ASSETS:
Beginning of year	159,212,141	122,267,827

End of year	$180,626,135	$159,212,141

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.81		$14.54		$14.31		$17.19		$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	(2)	0.13		0.10		0.06		0.09	(1)
Net realized and unrealized gain (loss)	1.20		3.74		0.45		(1.82)		5.73

Total from investment operations	1.39		3.87		0.55		(1.76)		5.82

Less distributions:
Dividends from net investment income	(0.14)		(0.11)		—		(0.26)		(0.04)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.79)		(0.60)		(0.32)		(1.12)		(0.04)

Net asset value, end of year	$18.41		$17.81		$14.54		$14.31		$17.19

Total return	7.97%		26.96%		3.88%		(10.93)%		51.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,922		$6,777		$5,478		$5,134		$5,904
Ratio of expenses to average net assets:
After waivers (f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.24	%(o)
Before waivers (f)	1.44%		1.47%		1.53%		1.51%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.09	%(bb)	0.76%		0.66%		0.42%		0.55	%(aa)
Before waivers (f)	0.85	%(bb)	0.49%		0.33%		0.13%		0.37	%(aa)
Portfolio turnover rate^	10%		11%		14%		27%		35%

Class I	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.87		$14.58		$14.35		$17.24		$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	(2)	0.17		0.14		0.10		0.13	(1)
Net realized and unrealized gain (loss)	1.20		3.76		0.44		(1.84)		5.75

Total from investment operations	1.44		3.93		0.58		(1.74)		5.88

Less distributions:
Dividends from net investment income	(0.19)		(0.15)		(0.03)		(0.29)		(0.07)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.84)		(0.64)		(0.35)		(1.15)		(0.07)

Net asset value, end of year	$18.47		$17.87		$14.58		$14.35		$17.24

Total return	8.20%		27.32%		4.11%		(10.74)%		51.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$172,019		$151,008		$115,537		$109,572		$145,394
Ratio of expenses to average net assets:
After waivers (f)	0.95	%(j)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)
Before waivers (f)	1.19%		1.22%		1.28%		1.25%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.35	%(bb)	1.02%		0.91%		0.68%		0.76	%(aa)
Before waivers (f)	1.11	%(bb)	0.74%		0.57%		0.40%		0.59	%(aa)
Portfolio turnover rate^	10%		11%		14%		27%		35%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.62		$14.39		$14.20		$17.07		$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	(2)	0.09		0.06		0.03		0.05	(1)
Net realized and unrealized gain (loss)	1.18		3.70		0.45		(1.82)		5.70

Total from investment operations	1.33		3.79		0.51		(1.79)		5.75

Less distributions:
Dividends from net investment income	(0.10)		(0.07)		—		(0.22)		(0.01)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—

Total dividends and distributions	(0.75)		(0.56)		(0.32)		(1.08)		(0.01)

Net asset value, end of year	$18.20		$17.62		$14.39		$14.20		$17.07

Total return	7.67%		26.66%		3.62%		(11.17)%		50.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,685		$1,427		$1,104		$1,022		$1,096
Ratio of expenses to average net assets:
After waivers (f)	1.45	%(j)	1.45	%(j)	1.45	%(j)	1.46	%(k)	1.49	%(o)
Before waivers (f)	1.69%		1.72%		1.78%		1.76%		1.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85	%(bb)	0.51%		0.41%		0.17%		0.28	%(aa)
Before waivers (f)	0.61	%(bb)	0.24%		0.08%		(0.12)%		0.11	%(aa)
Portfolio turnover rate^	10%		11%		14%		27%		35%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05 and $(0.02) for Class A, Class I and Class R , respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.13, $0.17 and $0.08 for Class A, Class I and Class R, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I and 1.46% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.42% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.2%)
Communication Services (9.4%)
Diversified Telecommunication Services (3.5%)
CCO Holdings LLC 5.500%, 5/1/26§	$187,000	$186,551
6.375%, 9/1/29§	290,000	292,175
4.750%, 2/1/32§	386,000	349,210
4.500%, 5/1/32	426,000	379,140
4.500%, 6/1/33§	568,000	492,740
Level 3 Financing, Inc. 4.500%, 4/1/30§	188,000	173,238
6.875%, 6/30/33§	516,500	528,199
Windstream Services LLC 8.250%, 10/1/31§	351,000	358,020
Zayo Group Holdings, Inc. 5.750%, 3/9/30 PIK§	315,636	299,840
7.125%, 9/9/30 PIK§	89,867	82,393

		3,141,506

Entertainment (0.3%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	186,000	187,367
Warnermedia Holdings, Inc. 5.050%, 3/15/42	110,000	88,300

		275,667

Media (5.6%)
CSC Holdings LLC 11.750%, 1/31/29§	400,000	315,000
Gray Media, Inc. 10.500%, 7/15/29(x)§	143,000	154,058
4.750%, 10/15/30§	414,000	294,358
9.625%, 7/15/32(x)§	258,000	259,290
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	440,000	443,313
Neptune Bidco US, Inc. 9.290%, 4/15/29§	685,000	676,437
Nexstar Media, Inc. 5.625%, 7/15/27§	224,000	223,474
Outfront Media Capital LLC 5.000%, 8/15/27§	362,000	360,317
Sinclair Television Group, Inc. 5.500%, 3/1/30§	161,000	136,380
Sirius XM Radio LLC 3.125%, 9/1/26§	374,000	371,045
3.875%, 9/1/31(x)§	563,000	510,923
Stagwell Global LLC 5.625%, 8/15/29§	395,000	376,237
Univision Communications, Inc. 8.500%, 7/31/31§	544,000	556,267
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	245,363

		4,922,462

Total Communication Services		8,339,635

Consumer Discretionary (18.3%)
Automobile Components (1.7%)
Clarios Global LP 6.750%, 5/15/28§	467,000	477,531
6.750%, 2/15/30§	145,000	150,114
6.750%, 9/15/32§	394,000	404,922
Forvia SE 8.000%, 6/15/30§	250,000	264,070
ZF North America Capital, Inc. 7.500%, 3/24/31§	215,000	207,475

		1,504,112

Broadline Retail (0.7%)
Getty Images, Inc. 14.000%, 3/1/28§	604,000	587,390

Distributors (1.7%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	196,000	199,920
7.750%, 3/15/31§	305,000	318,087
Resideo Funding, Inc. 6.500%, 7/15/32§	339,000	346,380
Velocity Vehicle Group LLC 8.000%, 6/1/29(x)§	135,000	132,064
Windsor Holdings III LLC 8.500%, 6/15/30§	436,000	459,492

		1,455,943

Diversified Consumer Services (0.8%)
Matthews International Corp. 8.625%, 10/1/27§	254,000	261,551
Service Corp. International 5.750%, 10/15/32	182,000	184,288
Wand NewCo 3, Inc. 7.625%, 1/30/32§	283,000	296,612

		742,451

Hotels, Restaurants & Leisure (8.5%)
1011778 BC ULC 3.875%, 1/15/28§	261,000	255,824
5.625%, 9/15/29§	276,000	280,640
Caesars Entertainment, Inc. 7.000%, 2/15/30§	887,000	912,501
Carnival Corp. 7.000%, 8/15/29§	232,000	243,600
5.750%, 8/1/32§	345,000	354,267
Churchill Downs, Inc. 5.750%, 4/1/30§	397,000	397,059
Flutter Treasury DAC 6.375%, 4/29/29§	200,000	206,704
5.875%, 6/4/31§	215,000	217,687
Great Canadian Gaming Corp. 8.750%, 11/15/29§	326,000	318,665
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	112,000	111,909
5.875%, 3/15/33§	167,000	171,329
5.750%, 9/15/33§	128,000	130,547
Kingpin Intermediate Holdings LLC 7.250%, 10/15/32§	276,000	259,302
Lindblad Expeditions LLC 7.000%, 9/15/30§	255,000	259,825
Marriott International, Inc. 5.350%, 3/15/35	398,000	407,539
NCL Corp. Ltd. 6.750%, 2/1/32§	240,000	246,300
6.250%, 9/15/33§	149,000	150,672
Ontario Gaming GTA LP 8.000%, 8/1/30(x)§	361,000	355,339

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	$286,000	$288,159
6.000%, 2/1/33§	334,000	342,386
Sabre GLBL, Inc. 11.125%, 7/15/30§	323,000	305,235
Scientific Games Holdings LP 6.625%, 3/1/30§	269,000	244,774
Six Flags Entertainment Corp. 6.625%, 5/1/32§	392,000	397,410
Station Casinos LLC 4.500%, 2/15/28§	188,000	184,498
4.625%, 12/1/31§	150,000	140,349
Voyager Parent LLC 9.250%, 7/1/32§	176,000	184,305
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	203,000	199,529

		7,566,354

Household Durables (1.3%)
Century Communities, Inc. 6.625%, 9/15/33§	259,000	258,285
Newell Brands, Inc. 8.500%, 6/1/28§	189,000	194,434
6.625%, 5/15/32 (x)	431,000	405,140
Whirlpool Corp. 6.500%, 6/15/33 (x)	306,000	297,490

		1,155,349

Specialty Retail (1.9%)
EG Global Finance plc 12.000%, 11/30/28§	400,000	437,184
Global Auto Holdings Ltd. 8.375%, 1/15/29§	400,000	380,740
LBM Acquisition LLC 9.500%, 6/15/31§	206,000	215,785
Park River Holdings, Inc. 8.000%, 3/15/31§	233,000	239,699
White Cap Buyer LLC 6.875%, 10/15/28§	271,000	270,596
White Cap Supply Holdings LLC 7.375%, 11/15/30§	155,000	156,595

		1,700,599

Textiles, Apparel & Luxury Goods (1.7%)
Champ Acquisition Corp. 8.375%, 12/1/31§	322,000	342,975
Crocs, Inc. 4.125%, 8/15/31§	192,000	176,640
Hanesbrands, Inc. 9.000%, 2/15/31§	326,000	343,930
S&S Holdings LLC 8.375%, 10/1/31§	402,000	384,240
William Carter Co. (The) 7.375%, 2/15/31§	288,000	285,840

		1,533,625

Total Consumer Discretionary		16,245,823

Consumer Staples (4.8%)
Beverages (0.2%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	222,000	215,993

Consumer Staples Distribution & Retail (0.7%)
Performance Food Group, Inc. 6.125%, 9/15/32§	143,000	146,441
US Foods, Inc. 4.625%, 6/1/30§	276,000	270,825
7.250%, 1/15/32§	185,000	193,558

		610,824

Food Products (3.1%)
Darling Ingredients, Inc. 6.000%, 6/15/30§	366,000	370,118
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	153,000	161,334
9.625%, 9/15/32 (x)§	265,000	285,206
Froneri Lux FinCo. Sarl 6.000%, 8/1/32§	664,000	668,900
Post Holdings, Inc. 5.500%, 12/15/29§	74,000	73,838
6.250%, 2/15/32§	217,000	223,055
6.250%, 10/15/34§	207,000	209,652
Simmons Foods, Inc. 4.625%, 3/1/29§	158,000	151,231
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	633,000	636,165

		2,779,499

Household Products (0.3%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	272,000	267,289

Personal Care Products (0.5%)
Opal Bidco SAS 6.500%, 3/31/32§	200,000	205,620
Prestige Brands, Inc. 3.750%, 4/1/31§	212,000	196,498

		402,118

Total Consumer Staples		4,275,723

Energy (8.6%)
Energy Equipment & Services (1.0%)
Transocean International Ltd. 8.750%, 2/15/30§	174,000	182,034
8.500%, 5/15/31§	256,000	252,900
WBI Operating LLC 6.500%, 10/15/33§	442,000	441,646

		876,580

Oil, Gas & Consumable Fuels (7.6%)
Antero Resources Corp. 7.625%, 2/1/29§	120,000	122,081
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§	158,000	161,155
Blue Racer Midstream LLC 6.625%, 7/15/26§	230,000	229,869
7.250%, 7/15/32§	193,000	202,461
Crescent Energy Finance LLC 7.625%, 4/1/32§	552,000	535,401
Delek Logistics Partners LP 8.625%, 3/15/29§	412,000	429,448
7.375%, 6/30/33§	340,000	344,179
Genesis Energy LP 7.750%, 2/1/28	382,000	383,994
7.875%, 5/15/32	475,000	488,656

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Kinder Morgan, Inc. 4.800%, 2/1/33	$284,000	$283,653
Kinetik Holdings LP 5.875%, 6/15/30§	479,000	482,592
NGL Energy Operating LLC 8.375%, 2/15/32§	667,000	682,008
Northern Oil & Gas, Inc. 7.875%, 10/15/33§	281,000	273,273
NuStar Logistics LP 6.000%, 6/1/26	175,000	174,869
Permian Resources Operating LLC 5.875%, 7/1/29§	151,000	150,607
6.250%, 2/1/33§	233,000	236,845
Summit Midstream Holdings LLC 8.625%, 10/31/29§	737,000	749,617
Sunoco LP 7.250%, 5/1/32§	204,000	215,079
6.250%, 7/1/33§	227,000	231,338
Western Midstream Operating LP 7.250%, 4/1/30 (x)§	384,000	408,960

		6,786,085

Total Energy		7,662,665

Financials (6.3%)
Banks (0.5%)
Armor Holdco, Inc. 8.500%, 11/15/29§	459,000	458,725

Capital Markets (0.9%)
Aretec Group, Inc. 10.000%, 8/15/30§	150,000	162,923
MSCI, Inc. 3.250%, 8/15/33§	554,000	493,781
Osaic Holdings, Inc. 6.750%, 8/1/32§	107,000	110,153

		766,857

Consumer Finance (1.1%)
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	45,000	47,903
Enova International, Inc. 9.125%, 8/1/29§	415,000	435,106
GGAM Finance Ltd. 8.000%, 2/15/27§	199,000	203,410
8.000%, 6/15/28§	260,000	275,262

		961,681

Financial Services (1.7%)
Block, Inc. 6.000%, 8/15/33§	135,000	137,998
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	232,000	243,600
8.375%, 4/1/32§	307,000	320,038
Rocket Cos., Inc. 6.375%, 8/1/33§	206,000	214,498
Shift4 Payments LLC 6.750%, 8/15/32§	564,000	581,219

		1,497,353

Insurance (1.8%)
Acrisure LLC 8.250%, 2/1/29§	453,000	471,261
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	196,000	196,715
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§	200,000	208,440
Broadstreet Partners Group LLC 5.875%, 4/15/29§	222,000	220,912
HUB International Ltd. 7.250%, 6/15/30§	304,000	317,309
Panther Escrow Issuer LLC 7.125%, 6/1/31§	189,000	195,052

		1,609,689

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	135,000	140,442
5.750%, 1/15/31§	135,000	136,822

		277,264

Total Financials		5,571,569

Health Care (5.4%)
Health Care Equipment & Supplies (1.0%)
Medline Borrower LP 5.250%, 10/1/29§	232,000	231,121
Neogen Food Safety Corp. 8.625%, 7/20/30§	434,000	457,327
Varex Imaging Corp. 7.875%, 10/15/27§	204,000	207,605

		896,053

Health Care Providers & Services (2.9%)
AdaptHealth LLC 5.125%, 3/1/30§	314,000	299,773
HealthEquity, Inc. 4.500%, 10/1/29§	448,000	436,554
Heartland Dental LLC 10.500%, 4/30/28§	96,000	100,860
Star Parent, Inc. 9.000%, 10/1/30§	269,000	287,383
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	438,000	450,356
Tenet Healthcare Corp. 6.250%, 2/1/27	334,000	334,551
US Acute Care Solutions LLC 9.750%, 5/15/29§	624,000	633,416

		2,542,893

Health Care Technology (1.3%)
IQVIA, Inc. 5.000%, 5/15/27§	260,000	259,675
5.700%, 5/15/28	200,000	205,995
6.250%, 2/1/29	219,000	230,490
6.250%, 6/1/32§	402,000	419,085

		1,115,245

Pharmaceuticals (0.2%)
1261229 BC Ltd. 10.000%, 4/15/32§	200,000	209,000

Total Health Care		4,763,191

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Industrials (16.3%)
Aerospace & Defense (0.6%)
Goat Holdco LLC 6.750%, 2/1/32§	$305,000	$312,365
Rolls-Royce plc 5.750%, 10/15/27§	200,000	205,163

		517,528

Building Products (1.8%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	164,000	166,758
AmeriTex HoldCo Intermediate LLC 7.625%, 8/15/33§	323,000	338,343
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	270,000	250,738
EMRLD Borrower LP 6.625%, 12/15/30§	443,000	454,212
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	158,000	156,809
Standard Industries, Inc. 4.375%, 7/15/30§	274,000	264,753

		1,631,613

Commercial Services & Supplies (5.9%)
ACCO Brands Corp. 4.250%, 3/15/29§	152,000	133,530
ADT Security Corp. (The) 5.875%, 10/15/33§	534,000	541,850
Allied Universal Holdco LLC 6.000%, 6/1/29 (x)§	248,000	241,976
6.875%, 6/15/30§	293,000	300,029
7.875%, 2/15/31§	306,000	318,953
Aramark Services, Inc. 5.000%, 2/1/28§	388,000	387,496
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	513,000	478,372
Garda World Security Corp. 6.000%, 6/1/29§	409,000	398,877
8.250%, 8/1/32§	187,000	189,940
8.375%, 11/15/32§	503,000	511,224
Madison IAQ LLC 5.875%, 6/30/29§	256,000	250,263
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	444,000	454,092
Veritiv Operating Co. 10.500%, 11/30/30§	509,000	529,762
Waste Pro USA, Inc. 7.000%, 2/1/33§	147,000	152,689
Williams Scotsman, Inc. 7.375%, 10/1/31§	391,000	408,443

		5,297,496

Construction & Engineering (1.6%)
AECOM 6.000%, 8/1/33§	278,000	285,300
Arcosa, Inc. 6.875%, 8/15/32§	213,000	222,180
Brand Industrial Services, Inc. 10.375%, 8/1/30§	260,000	250,172
Dycom Industries, Inc. 4.500%, 4/15/29§	243,000	237,761
Pike Corp. 8.625%, 1/31/31§	230,000	245,744
Weekley Homes LLC 4.875%, 9/15/28§	172,000	167,573

		1,408,730

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	164,000	168,549

Ground Transportation (2.2%)
Beacon Mobility Corp. 7.250%, 8/1/30§	195,000	202,636
EquipmentShare.com, Inc. 9.000%, 5/15/28§	200,000	201,336
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	211,000	214,745
NESCO Holdings II, Inc. 5.500%, 4/15/29§	417,000	407,638
RXO, Inc. 7.500%, 11/15/27§	198,000	202,061
Watco Cos. LLC 7.125%, 8/1/32§	525,000	542,939
XPO, Inc. 7.125%, 6/1/31 (x)§	228,000	237,702

		2,009,057

Machinery (2.1%)
ATS Corp. 4.125%, 12/15/28§	305,000	294,529
Chart Industries, Inc. 7.500%, 1/1/30§	503,000	524,377
Enpro, Inc. 6.125%, 6/1/33§	155,000	158,875
Hillenbrand, Inc. 6.250%, 2/15/29	241,000	247,611
3.750%, 3/1/31	84,000	84,210
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	276,000	285,246
Terex Corp. 6.250%, 10/15/32§	241,000	244,225

		1,839,073

Professional Services (0.6%)
CACI International, Inc. 6.375%, 6/15/33§	205,000	212,884
VT Topco, Inc. 8.500%, 8/15/30§	294,000	306,128

		519,012

Trading Companies & Distributors (1.3%)
United Rentals North America, Inc. 5.500%, 5/15/27	70,000	69,824
6.000%, 12/15/29§	252,000	258,360
6.125%, 3/15/34§	166,000	173,455
WESCO Distribution, Inc. 7.250%, 6/15/28§	141,000	142,541
6.625%, 3/15/32§	182,000	190,227
6.375%, 3/15/33§	299,000	312,452

		1,146,859

Total Industrials		14,537,917

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Information Technology (10.4%)
Communications Equipment (0.5%)
CommScope LLC 8.250%, 3/1/27§	$206,000	$207,287
4.750%, 9/1/29§	214,000	212,973

		420,260

Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp. 6.500%, 6/1/32§	162,000	167,375

IT Services (2.1%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	414,000	416,393
Fortress Intermediate 3, Inc. 7.500%, 6/1/31§	193,000	200,923
ION Platform Finance US, Inc. 4.625%, 5/1/28§	200,000	187,000
5.750%, 5/15/28§	400,000	381,128
8.750%, 5/1/29§	200,000	203,350
Unisys Corp. 10.625%, 1/15/31§	484,000	514,250

		1,903,044

Semiconductors & Semiconductor Equipment (0.3%)
Amkor Technology, Inc. 5.875%, 10/1/33§	297,000	301,953

Software (7.3%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	612,000	598,536
Camelot Finance SA 4.500%, 11/1/26§	34,000	33,717
Capstone Borrower, Inc. 8.000%, 6/15/30§	488,000	497,760
Central Parent, Inc. 7.250%, 6/15/29§	164,000	135,193
Cloud Software Group, Inc. 6.500%, 3/31/29§	163,000	163,764
9.000%, 9/30/29§	770,000	795,025
Ellucian Holdings, Inc. 6.500%, 12/1/29§	180,000	182,099
Gen Digital, Inc. 7.125%, 9/30/30§	251,000	259,128
6.250%, 4/1/33§	281,000	289,188
McAfee Corp. 7.375%, 2/15/30§	584,000	534,360
NCR Voyix Corp. 5.000%, 10/1/28§	225,000	223,612
5.125%, 4/15/29§	101,000	99,691
Open Text Corp. 6.900%, 12/1/27§	258,000	267,915
Open Text Holdings, Inc. 4.125%, 12/1/31§	334,000	310,970
Rocket Software, Inc. 9.000%, 11/28/28§	272,000	279,864
6.500%, 2/15/29§	178,000	172,836
SS&C Technologies, Inc. 5.500%, 9/30/27§	306,000	305,544
6.500%, 6/1/32§	242,000	250,242
UKG, Inc. 6.875%, 2/1/31§	334,000	343,763
ZoomInfo Technologies LLC 3.875%, 2/1/29§	734,000	692,254

		6,435,461

Total Information Technology		9,228,093

Materials (13.0%)
Chemicals (6.8%)
Avient Corp. 7.125%, 8/1/30§	348,000	358,151
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	177,332
Celanese US Holdings LLC 6.750%, 4/15/33 (x)	550,000	541,750
7.200%, 11/15/33 (e)	164,000	168,100
HB Fuller Co. 4.250%, 10/15/28	226,000	218,958
Illuminate Buyer LLC 9.000%, 7/1/28§	722,000	723,018
INEOS Quattro Finance 2 plc 9.625%, 3/15/29 (x)§	400,000	374,876
Maxam Prill Sarl 7.750%, 7/15/30§	200,000	204,000
Minerals Technologies, Inc. 5.000%, 7/1/28 (x)§	508,000	500,878
NOVA Chemicals Corp. 8.500%, 11/15/28§	375,000	392,884
9.000%, 2/15/30§	100,000	106,983
Nufarm Australia Ltd. 5.000%, 1/27/30§	462,000	412,626
Olympus Water US Holding Corp. 6.250%, 10/1/29§	200,000	194,736
7.250%, 6/15/31§	354,000	353,115
7.250%, 2/15/33§	200,000	199,340
Qnity Electronics, Inc. 6.250%, 8/15/33§	230,000	236,153
Solstice Advanced Materials, Inc. 5.625%, 9/30/33§	168,000	167,879
WR Grace Holdings LLC 5.625%, 8/15/29§	784,000	716,537

		6,047,316

Containers & Packaging (4.9%)
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	400,000	372,466
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	695,000	696,737
6.750%, 4/15/32§	166,000	166,415
Graphic Packaging International LLC 6.375%, 7/15/32 (x)§	156,000	157,950
LABL, Inc. 5.875%, 11/1/28(x)§	506,000	359,108
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	285,000	285,393
9.250%, 4/15/27§	820,000	810,029
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	270,000	270,146
7.250%, 5/15/31 (x)§	250,000	245,000
Sealed Air Corp. 6.125%, 2/1/28§	153,000	154,714

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Toucan FinCo Ltd. 9.500%, 5/15/30§	$322,000	$301,271
Trivium Packaging Finance BV 8.250%, 7/15/30§	308,000	318,780
12.250%, 1/15/31§	200,000	209,170

		4,347,179

Metals & Mining (1.0%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	370,000	353,350
Novelis Corp. 6.875%, 1/30/30§	218,000	226,055
6.375%, 8/15/33§	319,000	322,726

		902,131

Paper & Forest Products (0.3%)
Magnera Corp. 7.250%, 11/15/31§	344,000	297,133

Total Materials		11,593,759

Real Estate (1.7%)
Diversified REITs (0.2%)
VICI Properties LP (REIT) 4.250%, 12/1/26§	204,000	203,518

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	203,680
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§	198,000	199,798

		403,478

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	280,000	281,619
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	202,000	213,344

		494,963

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	300,000	297,984
SBA Communications Corp. (REIT) 3.875%, 2/15/27	76,000	75,153

		373,137

Total Real Estate		1,475,096

Total Corporate Bonds		83,693,471

Total Long-Term Debt Securities (94.2%) (Cost $82,891,164)		83,693,471

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.4%)
Blackrock Liquidity Fedfund, Institutional Shares 3.98% (7 day yield) (xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 3.95% (7 day yield) (xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	2,403,248	2,403,248
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)	3,276,190	3,277,500

Total Investment Companies		7,480,748

Total Short-Term Investments (8.4%) (Cost $7,481,002)		7,480,748

Total Investments in Securities (102.6%) (Cost $90,372,166)		91,174,219
Other Assets Less Liabilities (-2.6%)		(2,309,742)

Net Assets (100%)		$88,864,477

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2025, the market value of these securities amounted to $78,423,760 or 88.3% of net assets.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at October 31, 2025.
(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $4,079,430. This was collateralized by cash of $4,203,248 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,339,635	$—	$8,339,635
Consumer Discretionary	—	16,245,823	—	16,245,823
Consumer Staples	—	4,275,723	—	4,275,723
Energy	—	7,662,665	—	7,662,665
Financials	—	5,571,569	—	5,571,569
Health Care	—	4,763,191	—	4,763,191
Industrials	—	14,537,917	—	14,537,917
Information Technology	—	9,228,093	—	9,228,093
Materials	—	11,593,759	—	11,593,759
Real Estate	—	1,475,096	—	1,475,096
Short-Term Investments
Investment Companies	7,480,748	—	—	7,480,748

Total Assets	$7,480,748	$83,693,471	$—	$91,174,219

Total	$7,480,748	$83,693,471	$—	$91,174,219

The Fund held no derivatives contracts during the year ended October 31, 2025.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,047,863
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,242,140

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,670,981
Aggregate gross unrealized depreciation	(1,261,950)

Net unrealized appreciation	$409,031

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,765,188

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $90,372,166)	$91,174,219
Cash	894,199
Dividends, interest and other receivables	1,509,661
Receivable for Fund shares sold	178,926
Prepaid registration and filing fees	20,582
Securities lending income receivable	3,686
Other assets	675

Total assets	93,781,948

LIABILITIES
Payable for return of collateral on securities loaned	4,203,248
Payable for securities purchased	443,000
Payable for Fund shares repurchased	97,369
Dividends and distributions payable	31,361
Transfer agent fees payable	14,610
Investment advisory fees payable	13,005
Administrative fees payable	11,183
Distribution fees payable – Class A	614
Distribution fees payable – Class R	268
Trustees’ fees payable	139
Accrued expenses	102,674

Total liabilities	4,917,471

Commitments and contingent liabilities^

NET ASSETS	$88,864,477

Net assets were comprised of:
Paid in capital	$96,029,409
Total distributable earnings (loss)	(7,164,932)

Net assets	$88,864,477

Class A
Net asset value and redemption price per share, $2,897,164 / 337,710 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.58
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.98

Class I
Net asset value, offering and redemption price per share, $85,326,271 / 9,936,345 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.59

Class R
Net asset value, offering and redemption price per share, $641,042 / 74,760 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.57

(x)	Includes value of securities on loan of $4,079,430.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Interest	$5,496,486
Dividends	96,418
Securities lending (net)	37,415

Total income	5,630,319

EXPENSES
Investment advisory fees	477,729
Administrative fees	119,432
Transfer agent fees	104,799
Professional fees	95,169
Registration and filing fees	37,560
Printing and mailing expenses	33,119
Custodian fees	10,999
Distribution fees – Class A	5,303
Distribution fees – Class R	2,817
Trustees’ fees	2,771
Miscellaneous	19,065

Gross expenses	908,763
Less: Waiver from investment adviser	(303,464)

Net expenses	605,299

NET INVESTMENT INCOME (LOSS)	5,025,020

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(370,423)

Net change in unrealized appreciation (depreciation) on investments in securities	889,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	518,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,544,001

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,025,020	$4,372,086
Net realized gain (loss)	(370,423)	(288,474)
Net change in unrealized appreciation (depreciation)	889,404	5,884,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,544,001	9,967,761

Distributions to shareholders:
Class A	(130,978)	(114,723)
Class I	(4,872,795)	(4,221,829)
Class R	(32,891)	(27,587)
Class T**	—	(6,931)

Total distributions to shareholders	(5,036,664)	(4,371,070)

Tax return of capital:
Class A	(450)	(812)
Class I	(16,742)	(29,874)
Class R	(113)	(195)
Class T**	—	(49)

Total tax return of capital	(17,305)	(30,930)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 155,238 and 43,566 shares, respectively ]	1,333,336	363,458
Capital shares issued in reinvestment of dividends [ 13,918 and 12,348 shares, respectively ]	118,894	103,195
Capital shares repurchased [ (39,952) and (80,347) shares, respectively ]	(342,664)	(672,951)

Total Class A transactions	1,109,566	(206,298)

Class I
Capital shares sold [ 3,586,740 and 2,472,189 shares, respectively ]	30,714,135	20,744,759
Capital shares issued in reinvestment of dividends [ 531,705 and 466,309 shares, respectively ]	4,540,834	3,905,745
Capital shares repurchased [ (2,647,377) and (2,032,619) shares, respectively ]	(22,548,732)	(16,952,551)

Total Class I transactions	12,706,237	7,697,953

Class R
Capital shares sold [ 15,676 and 17,430 shares, respectively ]	134,249	145,785
Capital shares issued in reinvestment of dividends [ 2,608 and 2,038 shares, respectively ]	22,247	17,064
Capital shares repurchased [ (4,760) and (5,262) shares, respectively ]	(40,689)	(43,763)

Total Class R transactions	115,807	119,086

Class T**
Capital shares repurchased [ 0 and (14,192) shares ]	—	(121,901)

Total Class T transactions	—	(121,901)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,931,610	7,488,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,421,642	13,054,601
NET ASSETS:
Beginning of year	74,442,835	61,388,234

End of year	$88,864,477	$74,442,835

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.51	$7.81	$7.95	$9.24	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.51	0.47	0.40	0.39
Net realized and unrealized gain (loss)	0.07	0.71	(0.13)	(1.27)	0.26

Total from investment operations	0.59	1.22	0.34	(0.87)	0.65

Less distributions:
Dividends from net investment income	(0.52)	(0.52)	(0.48)	(0.40)	(0.42)
Return of capital	— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.52)	(0.52)	(0.48)	(0.42)	(0.42)

Net asset value, end of year	$8.58	$8.51	$7.81	$7.95	$9.24

Total return	7.14%	15.90%	4.30%	(9.60)%	7.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,897	$1,775	$1,819	$1,844	$2,145
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.38%	1.43%	1.50%	1.43%	1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.05%	6.15%	5.83%	4.61%	4.24%
Before waivers (f)	5.67%	5.72%	5.33%	4.18%	3.80%
Portfolio turnover rate^	37%	35%	35%	43%	39%

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.52	$7.82	$7.95	$9.25	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.54	0.54	0.49	0.42	0.42
Net realized and unrealized gain (loss)	0.07	0.70	(0.12)	(1.28)	0.26

Total from investment operations	0.61	1.24	0.37	(0.86)	0.68

Less distributions:
Dividends from net investment income	(0.54)	(0.54)	(0.50)	(0.42)	(0.44)
Return of capital	— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.54)	(0.54)	(0.50)	(0.44)	(0.44)

Net asset value, end of year	$8.59	$8.52	$7.82	$7.95	$9.25

Total return	7.40%	16.17%	4.69%	(9.47)%	7.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$85,326	$72,146	$59,091	$53,821	$66,473
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	1.13%	1.18%	1.26%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.32%	6.39%	6.09%	4.84%	4.47%
Before waivers (f)	5.94%	5.96%	5.58%	4.42%	4.04%
Portfolio turnover rate^	37%	35%	35%	43%	39%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.51	$7.81	$7.95	$9.23	$9.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.50	0.49	0.45	0.37	0.37
Net realized and unrealized gain (loss)	0.06	0.71	(0.13)	(1.25)	0.25

Total from investment operations	0.56	1.20	0.32	(0.88)	0.62

Less distributions:
Dividends from net investment income	(0.50)	(0.50)	(0.46)	(0.38)	(0.39)
Return of capital	— #	— #	— #	(0.02)	— #

Total dividends and distributions	(0.50)	(0.50)	(0.46)	(0.40)	(0.39)

Net asset value, end of year	$8.57	$8.51	$7.81	$7.95	$9.23

Total return	6.75%	15.61%	4.04%	(9.72)%	7.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$641	$521	$367	$375	$708
Ratio of expenses to average net assets:
After waivers (f)	1.25%	1.25%	1.25%	1.25%	1.25%
Before waivers (f)	1.63%	1.68%	1.76%	1.67%	1.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.82%	5.89%	5.59%	4.29%	3.98%
Before waivers (f)	5.44%	5.46%	5.08%	3.87%	3.54%
Portfolio turnover rate^	37%	35%	35%	43%	39%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.7%)
RFS Asset Securitization V LLC,
Series 2025-1 B 6.195%, 5/15/32§	$295,000	$297,905
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 5.300%, 10/25/34 (l)§	340,000	340,214

Total Asset-Backed Securities		638,119

Convertible Bond (0.1%)
Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc. 0.500%, 12/1/28§	245,000	75,950

Total Industrials		75,950

Total Convertible Bond		75,950

Corporate Bonds (37.8%)
Communication Services (2.9%)
Diversified Telecommunication Services (0.1%)
Telecom Italia Capital SA 7.200%, 7/18/36	16,000	17,394
7.721%, 6/4/38	103,000	114,928

		132,322

Entertainment (0.6%)
Live Nation Entertainment, Inc. 3.750%, 1/15/28§	216,000	211,140
ROBLOX Corp. 3.875%, 5/1/30§	195,000	186,128
Warnermedia Holdings, Inc. 4.279%, 3/15/32 (x)	135,000	123,736

		521,004

Interactive Media & Services (0.4%)
Meta Platforms, Inc. 4.875%, 11/15/35	350,000	350,709

Media (1.2%)
AMC Networks, Inc. 10.500%, 7/15/32 (x)§	82,000	86,186
Directv Financing LLC 8.875%, 2/1/30§	110,000	109,076
10.000%, 2/15/31§	20,000	19,913
DISH DBS Corp. 5.250%, 12/1/26§	19,000	18,640
5.750%, 12/1/28§	20,000	19,235
DISH Network Corp. 11.750%, 11/15/27§	166,000	174,343
Dotdash Meredith, Inc. 7.625%, 6/15/32§	91,000	80,990
EchoStar Corp. 10.750%, 11/30/29	146,622	161,239
iHeartCommunications, Inc. 7.750%, 8/15/30§	96,103	79,785
TEGNA, Inc. 5.000%, 9/15/29	129,000	127,969
Univision Communications, Inc. 8.500%, 7/31/31§	23,000	23,519
9.375%, 8/1/32§	136,000	143,498
Versant Media Group, Inc. 7.250%, 1/30/31 (x)§	$20,000	$20,384

		1,064,777

Wireless Telecommunication Services (0.6%)
Hughes Satellite Systems Corp. 5.250%, 8/1/26	27,000	26,463
Millicom International Cellular SA 4.500%, 4/27/31 (m)	245,000	228,524
T-Mobile USA, Inc. 5.150%, 4/15/34	155,000	158,295
4.700%, 1/15/35	170,000	166,767

		580,049

Total Communication Services		2,648,861

Consumer Discretionary (5.1%)
Automobile Components (0.5%)
American Axle & Manufacturing, Inc. 7.750%, 10/15/33§	120,000	119,850
Garrett Motion Holdings, Inc. 7.750%, 5/31/32§	80,000	83,600
Magna International, Inc. 5.875%, 6/1/35	70,000	73,781
Patrick Industries, Inc. 4.750%, 5/1/29 (x)§	198,000	194,808

		472,039

Automobiles (0.4%)
Nissan Motor Co. Ltd. 7.500%, 7/17/30§	200,000	209,568
Stellantis Finance US, Inc. 6.450%, 3/18/35§	200,000	207,577

		417,145

Broadline Retail (1.1%)
Getty Images, Inc. 14.000%, 3/1/28§	19,000	18,478
11.250%, 2/21/30§	50,224	49,753
10.500%, 11/15/30§	55,000	55,425
Kohl’s Corp. 10.000%, 6/1/30(x)§	94,000	102,300
5.125%, 5/1/31 (e)	58,000	44,915
5.550%, 7/17/45	95,000	61,316
Macy’s Retail Holdings LLC 4.500%, 12/15/34	146,000	128,919
Match Group Holdings II LLC 6.125%, 9/15/33§	90,000	90,495
Nordstrom, Inc. 4.000%, 3/15/27	90,000	88,305
Rakuten Group, Inc. 9.750%, 4/15/29§	200,000	224,080
Wayfair LLC 7.750%, 9/15/30§	182,000	192,101

		1,056,087

Distributors (0.2%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	179,000	182,580

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc. 5.500%, 3/1/28§	173,000	172,905

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
StoneMor, Inc. 8.500%, 5/15/29§	$63,000	$62,043

		234,948

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp. 5.125%, 5/1/29 (x)§	313,000	316,805
5.875%, 6/15/31§	271,000	279,469
Great Canadian Gaming Corp. 8.750%, 11/15/29§	90,000	87,975
Hilton Domestic Operating Co., Inc. 5.875%, 4/1/29§	212,000	216,240
Hilton Grand Vacations Borrower LLC 4.875%, 7/1/31§	56,000	51,760
Hyatt Hotels Corp. 5.750%, 3/30/32	70,000	72,932
Melco Resorts Finance Ltd. 5.375%, 12/4/29§	200,000	196,350
Travel + Leisure Co. 6.125%, 9/1/33§	89,000	89,785
VOC Escrow Ltd. 5.000%, 2/15/28§	208,000	207,158

		1,518,474

Household Durables (0.6%)
Somnigroup International, Inc. 4.000%, 4/15/29§	199,000	191,273
3.875%, 10/15/31§	17,000	15,716
Taylor Morrison Communities, Inc. 5.875%, 6/15/27§	178,000	179,669
Toll Brothers Finance Corp. 5.600%, 6/15/35	130,000	133,244
TopBuild Corp. 5.625%, 1/31/34§	45,000	45,169

		565,071

Leisure Products (0.2%)
Amer Sports Co. 6.750%, 2/16/31§	145,000	150,929

Specialty Retail (0.2%)
Advance Auto Parts, Inc. 7.000%, 8/1/30§	85,000	85,763
7.375%, 8/1/33§	57,000	57,285

		143,048

Total Consumer Discretionary		4,740,321

Consumer Staples (0.5%)
Food Products (0.3%)
Cargill, Inc. 5.375%, 10/23/55§	155,000	150,310
JBS USA LUX Sarl 5.950%, 4/20/35§	75,000	78,476

		228,786

Personal Care Products (0.2%)
L’Oreal SA 5.000%, 5/20/35§	215,000	220,555

Total Consumer Staples		449,341

Energy (3.8%)
Energy Equipment & Services (0.3%)
Tidewater, Inc. 9.125%, 7/15/30§	$173,000	$184,461
Weatherford International Ltd. 6.750%, 10/15/33§	75,000	76,500

		260,961

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Partners LP 5.750%, 10/15/33§	88,000	87,902
Baytex Energy Corp. 7.375%, 3/15/32§	119,000	116,917
California Resources Corp. 8.250%, 6/15/29§	69,000	71,753
Chord Energy Corp. 6.000%, 10/1/30(x)§	40,000	40,015
CVR Energy, Inc. 8.500%, 1/15/29§	102,000	104,409
DT Midstream, Inc. 4.375%, 6/15/31§	58,000	56,200
Energy Transfer LP 5.700%, 4/1/35	120,000	123,765
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.750%, 2/15/56 (k)	430,000	430,476
Exxon Mobil Corp. 3.095%, 8/16/49	225,000	156,953
Florida Gas Transmission Co. LLC 5.750%, 7/15/35§	100,000	103,837
Genesis Energy LP 8.000%, 5/15/33	120,000	123,557
Hess Midstream Operations LP 4.250%, 2/15/30§	300,000	291,762
NGL Energy Operating LLC 8.125%, 2/15/29§	154,000	157,497
8.375%, 2/15/32§	19,000	19,428
PBF Holding Co. LLC 6.000%, 2/15/28	135,000	133,577
9.875%, 3/15/30§	43,000	45,495
7.875%, 9/15/30§	74,000	74,227
Petrobras Global Finance BV 6.250%, 1/10/36	435,000	429,867
Raizen Fuels Finance SA 6.700%, 2/25/37§	375,000	314,063
Saudi Arabian Oil Co. 5.750%, 7/17/54§	275,000	275,687
TransMontaigne Partners LLC 8.500%, 6/15/30§	43,000	44,989
W&T Offshore, Inc. 10.750%, 2/1/29§	58,000	54,230
Western Midstream Operating LP 6.150%, 4/1/33	20,000	21,074

		3,277,680

Total Energy		3,538,641

Financials (13.6%)
Banks (6.7%)
Armor Holdco, Inc. 8.500%, 11/15/29§	34,000	33,980

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA 5.381%, 3/13/29	$200,000	$206,783
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32(k)(y)	400,000	425,652
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	220,750
5.127%, 11/6/35	200,000	200,218
Bank of America Corp.
(SOFR + 1.91%), 5.425%, 8/15/35(k)	350,000	357,247
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	296,400
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35(k)§	200,000	211,558
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.500%, 2/25/30(k)(y)§	315,000	286,977
(SOFR + 1.88%), 5.738%, 2/20/35(k)§	220,000	229,998
Citigroup, Inc.
(SOFR + 1.49%), 5.174%, 9/11/36(k)	130,000	131,524
Credit Agricole SA
(SOFR + 1.46%), 5.222%, 5/27/31(k)§	250,000	256,176
HSBC Holdings plc
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	306,489
(SOFR + 1.43%), 5.133%, 11/6/36(k)	240,000	239,990
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	317,168
JPMorgan Chase & Co.
(SOFR + 1.32%), 5.502%, 1/24/36(k)	90,000	94,261
(SOFR + 1.64%), 5.576%, 7/23/36(k)	210,000	217,428
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	245,000	256,045
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.734%, 7/18/31(k)	250,000	253,362
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	225,250
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.750%, 11/10/33(k)(y)§	395,000	407,837
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36(k)§	305,000	304,740
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	213,293
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.400%, 8/12/36(k)§	200,000	203,386
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	257,100

		6,153,612

Capital Markets (3.4%)
Antares Holdings LP 6.350%, 10/23/29§	250,000	254,863
Aretec Group, Inc. 7.500%, 4/1/29§	86,000	86,379
BGC Group, Inc. 4.375%, 12/15/25	345,000	344,515
Blue Owl Capital Corp. II 8.450%, 11/15/26	70,000	72,293
Citadel Securities Global Holdings LLC 6.200%, 6/18/35§	250,000	261,211
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	219,005
Series USTR
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.130%, 4/30/30(k)(m)(y)	200,000	212,982
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	270,000	276,077
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	318,000
Jane Street Group 6.750%, 5/1/33§	321,000	335,577
LPL Holdings, Inc. 5.150%, 6/15/30	225,000	228,765
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	164,727
Stonex Escrow Issuer LLC 6.875%, 7/15/32§	162,000	166,860
UBS Group AG
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.000%, 2/5/35(k)(y)§	200,000	201,989

		3,143,243

Consumer Finance (1.5%)
AerCap Ireland Capital DAC 4.625%, 9/10/29	150,000	151,183
Atlanticus Holdings Corp. 9.750%, 9/1/30§	77,000	74,822

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Enova International, Inc. 11.250%, 12/15/28§	$93,000	$98,747
EZCORP, Inc. 7.375%, 4/1/32§	163,000	171,895
Global Aircraft Leasing Co. Ltd. 8.750%, 9/1/27§	174,000	179,532
goeasy Ltd. 7.375%, 10/1/30§	182,000	181,592
LFS Topco LLC 8.750%, 7/15/30§	108,000	105,639
Stellantis Financial Services US Corp. 4.950%, 9/15/28§	200,000	200,784
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	67,238
(SOFR + 1.68%), 5.450%, 3/6/31(k)	65,000	65,960
7.250%, 2/2/33	122,000	128,832

		1,426,224

Financial Services (0.7%)
Block, Inc. 5.625%, 8/15/30§	156,000	158,340
Planet Financial Group LLC 10.500%, 12/15/29§	92,000	95,562
Turkiye Sinai Kalkinma Bankasi A/S 7.375%, 7/2/30§	320,000	329,402
UWM Holdings LLC 6.250%, 3/15/31§	45,000	44,944

		628,248

Insurance (1.0%)
200 Park Funding Trust 5.740%, 2/15/55§	210,000	213,283
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	200,000	215,000
APH Somerset Investor 2 LLC 7.875%, 11/1/29§	180,000	185,418
HUB International Ltd. 7.375%, 1/31/32§	141,000	145,938
Nassau Cos. of New York (The) 7.875%, 7/15/30§	139,000	140,998
USI, Inc. 7.500%, 1/15/32§	36,000	37,249

		937,886

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Apollo Commercial Real Estate Finance, Inc. (REIT) 4.625%, 6/15/29§	104,000	100,100
Blackstone Mortgage Trust, Inc. (REIT) 7.750%, 12/1/29§	91,000	95,777
Rithm Capital Corp. (REIT) 8.000%, 7/15/30§	86,000	87,119

		282,996

Total Financials		12,572,209

Health Care (0.6%)
Biotechnology (0.2%)
Biogen, Inc. 5.050%, 1/15/31(x)	95,000	97,725
Emergent BioSolutions, Inc. 3.875%, 8/15/28§	52,000	45,967

		143,692

Health Care Providers & Services (0.1%)
Encompass Health Corp. 4.625%, 4/1/31(x)	46,000	44,906
MPH Acquisition Holdings LLC 5.750%, 12/31/30§	64,006	57,880

		102,786

Pharmaceuticals (0.3%)
Amneal Pharmaceuticals LLC 6.875%, 8/1/32§	78,000	81,768
HLF Financing Sarl LLC 4.875%, 6/1/29§	102,000	89,911
Zoetis, Inc. 5.000%, 8/17/35	135,000	135,924

		307,603

Total Health Care		554,081

Industrials (3.8%)
Aerospace & Defense (0.7%)
Boeing Co. (The) 6.388%, 5/1/31	25,000	27,135
Bombardier, Inc. 8.750%, 11/15/30§	14,000	15,098
7.450%, 5/1/34§	200,000	222,352
Carpenter Technology Corp. 7.625%, 3/15/30	169,000	173,624
General Dynamics Corp. 4.950%, 8/15/35	55,000	56,007
Spirit AeroSystems, Inc. 4.600%, 6/15/28(x)	153,000	154,134

		648,350

Air Freight & Logistics (0.3%)
Rand Parent LLC 8.500%, 2/15/30(x)§	178,000	181,644
United Parcel Service, Inc. 5.250%, 5/14/35	60,000	62,129

		243,773

Commercial Services & Supplies (0.5%)
Enviri Corp. 5.750%, 7/31/27(x)§	96,000	95,055
Garda World Security Corp. 8.250%, 8/1/32§	38,000	38,598
Interface, Inc. 5.500%, 12/1/28§	81,000	80,799
Madison IAQ LLC 5.875%, 6/30/29(x)§	100,000	97,759
Pitney Bowes, Inc. 6.875%, 3/15/27§	79,000	79,411
Republic Services, Inc. 5.000%, 4/1/34	50,000	51,362
Rollins, Inc. 5.250%, 2/24/35	35,000	35,480

		478,464

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Construction & Engineering (0.2%)
Brand Industrial Services, Inc. 10.375%, 8/1/30§	$18,000	$17,319
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/32§	91,000	91,805
Great Lakes Dredge & Dock Corp. 5.250%, 6/1/29(x)§	16,000	15,438
Tutor Perini Corp. 11.875%, 4/30/29§	42,000	46,845

		171,407

Electrical Equipment (0.2%)
EnerSys 4.375%, 12/15/27§	183,000	180,656

Ground Transportation (0.2%)
Avis Budget Car Rental LLC 5.375%, 3/1/29§	112,000	107,800
8.375%, 6/15/32§	74,000	75,905
Carriage Purchaser, Inc. 7.875%, 10/15/29§	53,000	49,593

		233,298

Machinery (0.8%)
Caterpillar, Inc. 5.200%, 5/15/35	170,000	175,739
Deere & Co. 5.700%, 1/19/55	85,000	89,345
Enpro, Inc. 6.125%, 6/1/33§	55,000	56,375
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	93,000	96,115
Manitowoc Co., Inc. (The) 9.250%, 10/1/31§	87,000	91,433
Maxim Crane Works Holdings Capital LLC 11.500%, 9/1/28§	47,000	49,839
Mueller Water Products, Inc. 4.000%, 6/15/29§	186,000	179,376
SPX FLOW, Inc. 8.750%, 4/1/30§	40,000	40,872

		779,094

Marine Transportation (0.1%)
Danaos Corp. 6.875%, 10/15/32§	87,000	85,497

Passenger Airlines (0.7%)
Allegiant Travel Co. 7.250%, 8/15/27§	138,000	139,552
Avianca Midco 2 plc 9.000%, 12/1/28§	112,228	112,298
Delta Air Lines, Inc. 5.250%, 7/10/30	55,000	56,269
JetBlue Airways Corp. 9.875%, 9/20/31§	93,000	91,373
United Airlines, Inc. 4.625%, 4/15/29§	228,000	225,816
VistaJet Malta Finance plc 7.875%, 5/1/27§	11,000	11,175

		636,483

Trading Companies & Distributors (0.1%)
Alta Equipment Group, Inc. 9.000%, 6/1/29§	75,000	67,969

Total Industrials		3,524,991

Information Technology (2.7%)
Communications Equipment (0.7%)
Ciena Corp. 4.000%, 1/31/30§	179,000	171,967
CommScope LLC 4.750%, 9/1/29(x)§	144,000	143,309
Viasat, Inc. 6.500%, 7/15/28§	81,000	78,570
7.500%, 5/30/31§	73,000	68,407
Viavi Solutions, Inc. 3.750%, 10/1/29§	188,000	177,271

		639,524

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc. 5.450%, 2/1/29	25,000	25,755
TTM Technologies, Inc. 4.000%, 3/1/29§	175,000	169,039

		194,794

IT Services (0.5%)
Arches Buyer, Inc. 6.125%, 12/1/28§	98,000	95,549
CoreWeave, Inc. 9.250%, 6/1/30§	139,000	140,564
9.000%, 2/1/31§	60,000	60,000
Twilio, Inc. 3.625%, 3/15/29	198,000	190,010

		486,123

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc. 4.150%, 4/15/32§	240,000	234,622
Micron Technology, Inc. 6.050%, 11/1/35	125,000	133,734

		368,356

Software (0.3%)
Crowdstrike Holdings, Inc. 3.000%, 2/15/29(x)	182,000	173,147
Roper Technologies, Inc. 4.250%, 9/15/28	65,000	65,166
Synopsys, Inc. 5.150%, 4/1/35	50,000	50,618

		288,931

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC 5.750%, 2/1/33	155,000	163,385
NetApp, Inc. 5.700%, 3/17/35	55,000	57,504
Seagate Data Storage Technology Pte. Ltd. 8.250%, 12/15/29§	37,000	39,266
5.875%, 7/15/30§	219,000	224,270
5.750%, 12/1/34(x)§	19,000	19,471

		503,896

Total Information Technology		2,481,624

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount	Value (Note 1)
Materials (1.8%)
Chemicals (0.3%)
Chemours Co. (The) 8.000%, 1/15/33§	$101,000	$97,383
Mativ Holdings, Inc. 8.000%, 10/1/29§	50,000	48,393
SK Invictus Intermediate II Sarl 5.000%, 10/30/29§	97,000	95,424

		241,200

Containers & Packaging (0.5%)
Cascades, Inc. 6.750%, 7/15/30§	145,000	148,325
Owens-Brockway Glass Container, Inc. 7.375%, 6/1/32§	177,000	173,216
TriMas Corp. 4.125%, 4/15/29§	179,000	172,856

		494,397

Metals & Mining (1.0%)
Algoma Steel, Inc. 9.125%, 4/15/29§	87,000	71,014
Compass Minerals International, Inc. 8.000%, 7/1/30§	99,000	102,851
Fortescue Treasury Pty. Ltd. 5.875%, 4/15/30§	59,000	60,722
JW Aluminum Continuous Cast Co. 10.250%, 4/1/30§	82,000	83,566
Mineral Resources Ltd. 9.250%, 10/1/28§	242,000	253,602
Novelis Corp. 4.750%, 1/30/30§	86,000	83,098
Rio Tinto Finance USA plc 5.250%, 3/14/35	115,000	118,897
SunCoke Energy, Inc. 4.875%, 6/30/29§	91,000	85,007
TMS International Corp. 6.250%, 4/15/29§	43,000	42,319

		901,076

Total Materials		1,636,673

Real Estate (0.3%)
Health Care REITs (0.1%)
Diversified Healthcare Trust (REIT) 7.250%, 10/15/30§	55,000	55,412
4.375%, 3/1/31	19,000	16,673

		72,085

Real Estate Management & Development (0.2%)
Anywhere Real Estate Group LLC 9.750%, 4/15/30§	105,000	113,958
Five Point Operating Co. LP 10.500%, 1/15/28(e)§	31,103	31,103
8.000%, 10/1/30§	74,000	75,619

		220,680

Total Real Estate		292,765

Utilities (2.7%)
Electric Utilities (1.9%)
DTE Electric Co. 5.250%, 5/15/35	85,000	87,590
Edison International 6.250%, 3/15/30	10,000	10,377
Electricite de France SA 5.750%, 1/13/35§	290,000	301,727
Long Ridge Energy LLC 8.750%, 2/15/32§	101,000	104,409
NRG Energy, Inc. 3.375%, 2/15/29§	260,000	246,844
5.750%, 1/15/34§	53,000	53,425
Pacific Gas and Electric Co. 5.700%, 3/1/35	145,000	148,723
PPL Capital Funding, Inc. 5.250%, 9/1/34	40,000	41,001
Southwestern Public Service Co. 6.000%, 6/1/54	130,000	135,816
Vistra Operations Co. LLC 4.375%, 5/1/29§	246,000	241,387
7.750%, 10/15/31§	52,000	55,120
VoltaGrid LLC 7.375%, 11/1/30§	65,000	66,091
XPLR Infrastructure Operating Partners LP 4.500%, 9/15/27§	17,000	16,586
7.250%, 1/15/29§	16,000	16,425
8.375%, 1/15/31(x)§	199,000	207,955

		1,733,476

Gas Utilities (0.1%)
AmeriGas Partners LP 9.375%, 6/1/28§	126,000	130,608

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC 6.250%, 2/1/34§	80,000	82,086
TransAlta Corp. 6.500%, 3/15/40	103,000	104,589

		186,675

Multi-Utilities (0.5%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)	185,000	194,019
Public Service Enterprise Group, Inc. 5.450%, 4/1/34	255,000	264,786

		458,805

Total Utilities		2,509,564

Total Corporate Bonds		34,949,071

	Number of Shares	Value
Equity-Linked Notes (9.0%)
Citigroup Global Markets Holdings, Inc., ELN, 27.180%, 11/25/25, (linked to S&P 500 Index)§	618	4,156,492
JPMorgan Chase Bank NA, ELN, 28.290%, 11/25/25, (linked to S&P 500 Index)§	618	4,159,749

Total Equity-Linked Notes		8,316,241

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Principal Amount		Value (Note 1)
Foreign Government Securities (3.9%)
Commonwealth of Australia 2.750%, 6/21/35(m)	AUD	710,000	$408,797
Federative Republic of Brazil 5.500%, 11/6/30		$605,000	617,100
6.625%, 3/15/35		380,000	395,960
Hazine Mustesarligi Varlik Kiralama A/S 6.750%, 9/1/30§		400,000	415,478
Mex Bonos Desarr Fix Rt
Series M 8.500%, 2/28/30	MXN	7,817,200	426,385
7.750%, 11/23/34		8,270,800	419,033
Oriental Republic of Uruguay 9.750%, 7/20/33	UYU	7,685,000	212,786
Republic of Angola 9.244%, 1/15/31§		$545,000	531,375
Republic of Turkiye 36.000%, 8/12/26	TRY	8,695,000	203,836

Total Foreign Government Securities			3,630,750

U.S. Treasury Obligations (7.9%)
U.S. Treasury Bonds 4.750%, 8/15/55		$3,071,000	3,110,347
U.S. Treasury Notes 4.000%, 2/28/30		1,520,000	1,538,759
4.625%, 2/15/35		1,475,000	1,537,918
4.250%, 5/15/35		202,000	204,620
4.250%, 8/15/35		894,000	904,616

Total U.S. Treasury Obligations			7,296,260

Total Long-Term Debt Securities (59.4%) (Cost $53,849,684)			54,906,391

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.		1,339	33,140
Elisa OYJ		1,027	45,268
Magyar Telekom Telecommunications plc		8,391	43,995
Verizon Communications, Inc.		5,215	207,244

			329,647

Entertainment (0.3%)
International Games System Co. Ltd.		863	20,213
NetEase, Inc.		4,600	128,460
Netflix, Inc.(s)*		83	92,865
Walt Disney Co. (The)		319	35,926
XD, Inc.(m)		3,373	29,278

			306,742

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A(s)		896	251,946
Alphabet, Inc., Class C(s)		4,518	1,273,263
Hello Group, Inc. (ADR)		4,937	33,522
Kuaishou Technology(m)		13,200	122,902
Meta Platforms, Inc., Class A(s)		349	226,274
Tencent Holdings Ltd.		1,600	129,515
Weibo Corp. (ADR)		1,010	10,989

			2,048,411

Media (0.2%)
Comcast Corp., Class A		5,192	144,519
Publicis Groupe SA		666	66,633

			211,152

Wireless Telecommunication Services (0.1%)
KDDI Corp.		5,100	81,459

Total Communication Services			2,977,411

Consumer Discretionary (3.4%)
Automobile Components (0.2%)
Bridgestone Corp.		2,100	92,170
Denso Corp.		5,700	79,946
Nexteer Automotive Group Ltd.		15,000	13,011
Tong Yang Industry Co. Ltd.		9,871	31,051

			216,178

Automobiles (0.5%)
Honda Motor Co. Ltd.(x)		7,400	74,907
Tesla, Inc.(s)*		444	202,713
Toyota Motor Corp.		10,900	221,947

			499,567

Broadline Retail (0.7%)
Alibaba Group Holding Ltd.		7,700	163,601
Amazon.com, Inc.(s)*		1,391	339,710
Wesfarmers Ltd.		1,763	96,897

			600,208

Diversified Consumer Services (0.1%)
Cogna Educacao SA		76,800	53,389

Hotels, Restaurants & Leisure (0.6%)
Atour Lifestyle Holdings Ltd. (ADR)		1,332	51,895
Booking Holdings, Inc.(s)		9	45,699
DoorDash, Inc., Class A*		94	23,911
Kangwon Land, Inc.		3,567	42,261
McDonald’s Corp.		837	249,786
Royal Caribbean Cruises Ltd.		93	26,675
Starbucks Corp.		1,560	126,157
Yum! Brands, Inc.		152	21,008

			587,392

Household Durables (0.1%)
Cury Construtora e Incorporadora SA		8,262	53,673
PulteGroup, Inc.		144	17,261
TCL Electronics Holdings Ltd.		32,000	38,010

			108,944

Specialty Retail (0.8%)
AutoZone, Inc.*		8	29,396
C&A MODAS SA, Class A		5,700	17,164
CCC SA*		781	31,934
Home Depot, Inc. (The)(s)		1,148	435,769
Industria de Diseno Textil SA(x)		1,280	70,671
Lojas Renner SA*		12,641	34,775
Mr Price Group Ltd.		2,672	31,882
O’Reilly Automotive, Inc.*		310	29,276
TJX Cos., Inc. (The)		287	40,220

			721,087

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.4%)
LVMH Moet Hennessy Louis Vuitton SE	304	$214,483
NIKE, Inc., Class B	1,585	102,375
Xtep International Holdings Ltd.	52,099	37,748

		354,606

Total Consumer Discretionary		3,141,371

Consumer Staples (3.5%)
Beverages (0.8%)
Coca-Cola Co. (The)	4,653	320,592
Diageo plc	3,222	74,073
Keurig Dr Pepper, Inc.	2,250	61,110
PepsiCo, Inc.	1,839	268,659

		724,434

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.(s)	78	71,093
Koninklijke Ahold Delhaize NV	2,086	85,381
Kroger Co. (The)	801	50,968
Target Corp.	615	57,023
Tesco plc	12,180	73,508
Walmart, Inc.(s)	739	74,772

		412,745

Food Products (0.7%)
AVI Ltd.	5,665	31,531
Danone SA	1,262	111,542
General Mills, Inc.	601	28,013
Mondelez International, Inc., Class A	1,627	93,487
Nestle SA (Registered)	2,862	273,415
Samyang Foods Co. Ltd.	40	37,845
Tiger Brands Ltd.	2,625	49,722

		625,555

Household Products (0.7%)
Colgate-Palmolive Co.	1,010	77,820
Kimberly-Clark Corp.	663	79,368
Procter & Gamble Co. (The)(s)	2,580	387,955
Reckitt Benckiser Group plc	1,137	86,872

		632,015

Personal Care Products (0.2%)
APR Corp.*	141	25,236
Kenvue, Inc.	2,561	36,802
Unilever plc	2,706	163,133

		225,171

Tobacco (0.6%)
Altria Group, Inc.	2,418	136,327
British American Tobacco plc	2,458	126,063
Imperial Brands plc	1,656	65,809
Philip Morris International, Inc.	1,853	267,443

		595,642

Total Consumer Staples		3,215,562

Energy (1.9%)
Energy Equipment & Services (0.1%)
SLB Ltd.	3,313	119,467

Oil, Gas & Consumable Fuels (1.8%)
Chevron Corp.	1,966	310,078
ConocoPhillips	2,170	192,826
Coterra Energy, Inc.	3,098	73,299
EOG Resources, Inc.	200	21,168
Exxon Mobil Corp.(s)	4,874	557,391
Kinder Morgan, Inc.	2,531	66,287
Occidental Petroleum Corp.	877	36,132
ONEOK, Inc.	901	60,367
Repsol SA	4,459	81,592
Suncor Energy, Inc.	2,100	83,623
TotalEnergies SE	2,402	149,369

		1,632,132

Total Energy		1,751,599

Financials (4.3%)
Banks (1.1%)
Alior Bank SA	1,566	43,613
Banco del Bajio SA(m)	9,909	25,287
Bank of America Corp.(s)	952	50,884
BNK Financial Group, Inc.	4,130	40,032
Citigroup, Inc.	380	38,467
DBS Group Holdings Ltd.	2,800	116,014
iM Financial Group Co. Ltd.	2,406	22,342
JB Financial Group Co. Ltd.	2,494	39,298
JPMorgan Chase & Co.(s)	386	120,092
Oversea-Chinese Banking Corp. Ltd.	6,600	86,354
PNC Financial Services Group, Inc. (The)	752	137,278
Regional SAB de CV	3,700	27,412
Truist Financial Corp.	480	21,422
United Overseas Bank Ltd.	2,800	74,582
US Bancorp	2,866	133,785
Wells Fargo & Co.	490	42,615

		1,019,477

Capital Markets (1.2%)
Bank of New York Mellon Corp. (The)	1,079	116,456
BlackRock, Inc.	192	207,900
Blackstone, Inc.	1,040	152,506
Charles Schwab Corp. (The)	307	29,018
CME Group, Inc.	468	124,249
Goldman Sachs Group, Inc. (The)(s)	68	53,677
Hong Kong Exchanges & Clearing Ltd.	1,600	87,222
Intercontinental Exchange, Inc.	147	21,505
Is Yatirim Menkul Degerler A/S	19,609	20,498
KIWOOM Securities Co. Ltd.	261	54,407
KKR & Co., Inc.	208	24,613
Morgan Stanley	244	40,016
Northern Trust Corp.	638	82,091
S&P Global, Inc.	63	30,694
Samsung Securities Co. Ltd.	929	50,403
Up Fintech Holding Ltd. (ADR)*	1,541	16,612

		1,111,867

Consumer Finance (0.1%)
American Express Co.	109	39,320
Capital One Financial Corp.	163	35,858
FinVolution Group (ADR)	4,277	26,132
Synchrony Financial	436	32,430

		133,740

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B(s)*	267	$127,503
Mastercard, Inc., Class A(s)	117	64,583
Visa, Inc., Class A(s)	250	85,185

		277,271

Insurance (1.6%)
Aflac, Inc.	912	97,757
Allianz SE (Registered)	484	194,255
Anadolu Anonim Turk Sigorta Sirketi	71,640	39,488
AXA SA	2,314	100,368
Chubb Ltd.	133	36,833
Loews Corp.(s)	443	44,105
Manulife Financial Corp.	2,900	93,851
Marsh & McLennan Cos., Inc.	161	28,682
Momentum Group Ltd.	25,124	48,401
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	178	110,054
Ping An Insurance Group Co. of China Ltd., Class H	17,500	126,455
Progressive Corp. (The)	127	26,162
QBE Insurance Group Ltd.	3,625	47,057
Sun Life Financial, Inc.	1,200	72,990
Suncorp Group Ltd.	4,373	56,138
Swiss Re AG	459	83,615
Tokio Marine Holdings, Inc.	2,400	90,045
Turkiye Sigorta A/S	42,206	12,395
Zurich Insurance Group AG	186	129,200

		1,437,851

Total Financials		3,980,206

Health Care (4.2%)
Biotechnology (0.8%)
3SBio, Inc.(m)	10,811	42,851
AbbVie, Inc.(s)	2,016	439,569
Amgen, Inc.	664	198,158
Gilead Sciences, Inc.	234	28,031
Hugel, Inc.*	56	10,298
PharmaResearch Co. Ltd.	58	22,023
Seegene, Inc.	1,764	31,324
Vertex Pharmaceuticals, Inc.*	49	20,853

		793,107

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	319	39,435
Becton Dickinson & Co.	378	67,552
Boston Scientific Corp.(s)*	501	50,461
Hologic, Inc.*	391	28,899
Intuitive Surgical, Inc.*	73	39,002
Medtronic plc	1,358	123,171
MicroPort NeuroScientific Corp.	6,000	9,150
Zimmer Biomet Holdings, Inc.	251	25,240

		382,910

Health Care Providers & Services (0.7%)
Cigna Group (The)	77	18,820
CVS Health Corp.	1,344	105,034
Elevance Health, Inc.	62	19,666
Genertec Universal Medical Group Co. Ltd.(m)	29,179	23,244
KPJ Healthcare Bhd.	66,400	45,028
McKesson Corp.	42	34,076
UnitedHealth Group, Inc.(s)	1,072	366,152

		612,020

Life Sciences Tools & Services (0.1%)
Danaher Corp.	134	28,861
Thermo Fisher Scientific, Inc.	77	43,689

		72,550

Pharmaceuticals (2.2%)
AstraZeneca plc	1,600	262,109
Bristol-Myers Squibb Co.	408	18,797
Consun Pharmaceutical Group Ltd.	20,000	38,684
Eli Lilly & Co.(s)	116	100,092
Johnson & Johnson(s)	2,624	495,595
Merck & Co., Inc.	2,977	255,962
Novartis AG (Registered)	2,021	249,301
Pfizer, Inc.	7,374	181,769
Roche Holding AG	770	247,720
Sanofi SA	1,353	136,615
Simcere Pharmaceutical Group Ltd.(m)	24,406	38,821
Zoetis, Inc.	117	16,859

		2,042,324

Total Health Care		3,902,911

Industrials (3.5%)
Aerospace & Defense (0.5%)
BAE Systems plc	3,440	84,553
Boeing Co. (The)*	141	28,344
Embraer SA	3,442	55,712
GE Aerospace(s)	184	56,847
General Dynamics Corp.	93	32,076
Lockheed Martin Corp.	286	140,677
RTX Corp.	274	48,909

		447,118

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	191	29,412
Deutsche Post AG	1,762	80,832
United Parcel Service, Inc., Class B	866	83,500

		193,744

Building Products (0.1%)
A.O. Smith Corp.	362	23,888
Cie de Saint-Gobain SA	809	78,386

		102,274

Commercial Services & Supplies (0.1%)
KEPCO Plant Service & Engineering Co. Ltd.	1,072	38,147
Veralto Corp.	214	21,118
Waste Management, Inc.	137	27,368

		86,633

Construction & Engineering (0.4%)
Acter Group Corp. Ltd.	1,701	42,607
Quanta Services, Inc.	61	27,397
Samsung E&A Co. Ltd.	2,251	40,999
Sunway Construction Group Bhd.	31,900	44,788
United Integrated Services Co. Ltd.	2,000	56,082
Vinci SA	737	98,457

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Yankey Engineering Co. Ltd.	3,000	$44,891

		355,221

Electrical Equipment (0.1%)
Cheryong Electric Co. Ltd.	425	11,604
Eaton Corp. plc	65	24,801
GE Vernova, Inc.	60	35,108
Harbin Electric Co. Ltd., Class H	28,000	46,015

		117,528

Ground Transportation (0.4%)
Canadian National Railway Co.	900	86,301
Norfolk Southern Corp.	299	84,731
Uber Technologies, Inc.*	380	36,670
Union Pacific Corp.	790	174,092

		381,794

Industrial Conglomerates (0.4%)
3M Co.	151	25,142
CJ Corp.	373	44,689
Hanwha Corp.	214	14,359
Honeywell International, Inc.	139	27,985
Siemens AG (Registered)	877	248,220

		360,395

Machinery (0.8%)
Caterpillar, Inc.(s)	92	53,108
Cummins, Inc.	238	104,168
Deere & Co.	62	28,621
FANUC Corp.	2,200	70,078
First Tractor Co. Ltd., Class H(x)	14,000	14,107
HD Hyundai MIPO	203	34,409
Hyundai Elevator Co. Ltd.	666	35,386
Hyundai Rotem Co. Ltd.	300	48,535
IDEX Corp.	147	25,205
Illinois Tool Works, Inc.	430	104,885
Lonking Holdings Ltd.	120,000	47,873
Marcopolo SA (Preference)(q)	30,279	44,631
Otis Worldwide Corp.	258	23,932
PACCAR, Inc.	807	79,409
Sunonwealth Electric Machine Industry Co. Ltd.	10,537	51,758

		766,105

Professional Services (0.1%)
Benefit Systems SA*	50	42,445
Paychex, Inc.	496	58,047

		100,492

Trading Companies & Distributors (0.4%)
Fastenal Co.	1,670	68,721
ITOCHU Corp.	1,800	104,314
Mitsui & Co. Ltd.	4,400	108,551
United Rentals, Inc.	29	25,264
W.W. Grainger, Inc.	21	20,559

		327,409

Total Industrials		3,238,713

Information Technology (5.4%)
Communications Equipment (0.5%)
Arcadyan Technology Corp.	5,286	34,648
Arista Networks, Inc.*	262	41,315
Cisco Systems, Inc.(s)	4,860	355,315

		431,278

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A(s)	374	52,113
Asia Optical Co., Inc.	3,711	18,953
Channel Well Technology Co. Ltd.	15,000	37,718
Corning, Inc.	1,810	161,235
Dynapack International Technology Corp.	3,300	32,956
Posiflex Technology, Inc.	4,000	28,236
Primax Electronics Ltd.	14,808	39,981
Q Technology Group Co. Ltd.(m)	11,000	19,804
Taiwan Surface Mounting Technology Corp.	10,340	37,000
Tripod Technology Corp.	5,181	57,555

		485,551

IT Services (0.4%)
Accenture plc, Class A(s)	133	33,263
International Business Machines Corp.	1,105	339,688

		372,951

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.(s)*	321	82,214
Applied Materials, Inc.(s)	145	33,799
ASPEED Technology, Inc.	300	53,381
Broadcom, Inc.(s)	715	264,285
DB HiTek Co. Ltd.	337	13,908
Elan Microelectronics Corp.	9,578	38,635
Everlight Electronics Co. Ltd.	15,895	30,300
Foxsemicon Integrated Technology, Inc.	3,946	47,623
KLA Corp.	28	33,845
Lam Research Corp.(s)	323	50,860
NVIDIA Corp.(s)	3,867	783,029
Pixart Imaging, Inc.	6,005	45,319
QUALCOMM, Inc.	1,411	255,250
Radiant Opto-Electronics Corp.	7,405	31,797
Sigurd Microelectronics Corp.	16,106	54,750
Sitronix Technology Corp.	3,937	25,678
Texas Instruments, Inc.	1,158	186,971
Tokyo Electron Ltd.	700	155,253

		2,186,897

Software (1.1%)
Adobe, Inc.*	76	25,864
Crowdstrike Holdings, Inc., Class A*	55	29,866
Intuit, Inc.	48	32,042
Microsoft Corp.(s)	1,132	586,161
Oracle Corp.(s)	251	65,915
Palantir Technologies, Inc., Class A(s)*	353	70,766
Palo Alto Networks, Inc.*	137	30,173
Roper Technologies, Inc.	48	21,415
Salesforce, Inc.	167	43,488
ServiceNow, Inc.*	41	37,691
Synopsys, Inc.*	48	21,783
Tuya, Inc. (ADR)	6,014	13,712

		978,876

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.(s)	1,640	$443,407
Chicony Electronics Co. Ltd.	7,918	33,484
Getac Holdings Corp.	7,405	33,242

		510,133

Total Information Technology		4,965,686

Materials (1.4%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	367	89,031
Eastman Chemical Co.	349	20,772
Han Kuk Carbon Co. Ltd.	1,894	48,654
Linde plc	90	37,647
Nutrien Ltd.	900	49,019
Shin-Etsu Chemical Co. Ltd.	3,000	90,617
Sinofert Holdings Ltd.	130,528	25,533
Solstice Advanced Materials, Inc.*	35	1,566

		362,839

Construction Materials (0.1%)
Holcim AG	890	78,897
Titan SA	438	19,639

		98,536

Containers & Packaging (0.0%)†
Avery Dennison Corp.	207	36,202

Metals & Mining (0.7%)
Aneka Tambang Tbk.	226,900	42,297
Bradespar SA (Preference)(q)	14,300	49,306
China Gold International Resources Corp. Ltd.	2,900	49,039
China Nonferrous Mining Corp. Ltd.	23,000	42,475
Newmont Corp.	5,255	425,497
Northern Star Resources Ltd.	3,923	63,169

		671,783

Paper & Forest Products (0.2%)
Holmen AB, Class B	1,996	75,468
UPM-Kymmene OYJ	2,250	60,376

		135,844

Total Materials		1,305,204

Real Estate (1.7%)
Diversified REITs (0.0%)†
Sekisui House REIT, Inc. (REIT)	47	24,185

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	295	17,175
American Healthcare REIT, Inc. (REIT)	761	34,488
CareTrust REIT, Inc. (REIT)	944	32,710
Healthpeak Properties, Inc. (REIT)	3,178	57,045
National Health Investors, Inc. (REIT)	269	20,043
Omega Healthcare Investors, Inc. (REIT)	786	33,036
Ventas, Inc. (REIT)	651	48,037
Welltower, Inc. (REIT)	58	10,500

		253,034

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	1,232	19,737
Japan Hotel REIT Investment Corp. (REIT)	45	26,221
Summit Hotel Properties, Inc. (REIT)	4,544	23,356

		69,314

Industrial REITs (0.2%)
First Industrial Realty Trust, Inc. (REIT)	566	31,289
Goodman Group (REIT)	254	5,489
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	32	25,623
Montea NV (REIT)	323	26,061
Prologis, Inc. (REIT)	377	46,782
Warehouses De Pauw CVA (REIT)	920	23,351

		158,595

Office REITs (0.1%)
BXP, Inc. (REIT)	285	20,289
Global One Real Estate Investment Corp. (REIT)	26	23,907
Japan Prime Realty Investment Corp. (REIT)	4	2,720
Japan Real Estate Investment Corp. (REIT)	30	24,742
Orix JREIT, Inc. (REIT)	38	25,718

		97,376

Real Estate Management & Development (0.5%)
Azrieli Group Ltd.	276	29,058
Capitaland India Trust	28,100	26,122
CK Asset Holdings Ltd.	6,600	32,649
Daito Trust Construction Co. Ltd.	1,500	27,998
Daiwa House Industry Co. Ltd.	2,800	95,078
Greentown China Holdings Ltd.(x)	16,000	17,090
Howard Hughes Holdings, Inc.*	297	23,546
International Workplace Group plc	8,821	26,236
Landbridge Co. LLC, Class A(x)	48	2,840
Multiplan Empreendimentos Imobiliarios SA*	9,179	46,970
Poly Property Services Co. Ltd., Class H(m)	10,386	44,829
Sirius Real Estate Ltd. (REIT)	18,012	23,627
Sun Hung Kai Properties Ltd.	3,000	36,465
UOL Group Ltd.	5,300	32,372

		464,880

Residential REITs (0.0%)†
Camden Property Trust (REIT)	311	30,938
Centerspace (REIT)	407	24,115
Ingenia Communities Group (REIT)	2,550	9,377

		64,430

Retail REITs (0.2%)
Brixmor Property Group, Inc. (REIT)	93	2,433
CBL & Associates Properties, Inc. (REIT)	861	25,460
Federal Realty Investment Trust (REIT)	339	32,608
InvenTrust Properties Corp. (REIT)	902	24,715
Klepierre SA (REIT)	63	2,406
NETSTREIT Corp. (REIT)(x)	139	2,588
NNN REIT, Inc. (REIT)	701	28,362
Phillips Edison & Co., Inc. (REIT)	734	24,839
Regency Centers Corp. (REIT)	462	31,855
Tanger, Inc. (REIT)	796	25,918

		201,184

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Specialized REITs (0.3%)
EPR Properties (REIT)	503	$24,657
Equinix, Inc. (REIT)	94	79,525
Iron Mountain, Inc. (REIT)	425	43,754
Keppel DC REIT (REIT)	14,600	26,808
Lamar Advertising Co. (REIT), Class A	252	29,885
National Storage REIT (REIT)	16,292	24,518
Outfront Media, Inc. (REIT)	1,478	26,146
Safestore Holdings plc (REIT)	2,238	21,021

		276,314

Total Real Estate		1,609,312

Utilities (1.5%)
Electric Utilities (0.9%)
Alliant Energy Corp.	643	42,965
American Electric Power Co., Inc.	749	90,075
Constellation Energy Corp.	63	23,751
Duke Energy Corp.	1,110	137,973
Iberdrola SA	6,743	136,521
NextEra Energy, Inc.	2,574	209,523
Southern Co. (The)	319	29,999
Tauron Polska Energia SA*	19,262	52,158
Xcel Energy, Inc.	905	73,459

		796,424

Gas Utilities (0.0%)†
Perusahaan Gas Negara Tbk. PT	322,400	33,733

Independent Power and Renewable Electricity Producers (0.0%)†
Vistra Corp.	110	20,713

Multi-Utilities (0.5%)
Ameren Corp.	683	69,680
Consolidated Edison, Inc.	671	65,362
National Grid plc	6,510	97,495
Public Service Enterprise Group, Inc.	760	61,226
Sempra	932	85,688
WEC Energy Group, Inc.	658	73,518

		452,969

Water Utilities (0.1%)
Cia de Saneamento de Minas Gerais Copasa MG	5,051	35,357

Total Utilities		1,339,196

Total Common Stocks (34.0%) (Cost $29,030,299)		31,427,171

EXCHANGE TRADED FUNDS (ETF):
Equity (4.9%)
Invesco Nasdaq 100 ETF	7,430	1,924,073
iShares MSCI India ETF	12,641	682,235
iShares MSCI India Small-Cap ETF	14,894	1,097,688
Vanguard Mid-Cap ETF	3,030	881,457

Total Exchange Traded Funds (4.9%) (Cost $4,420,760)		4,585,453

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	1,465,954	1,465,954

Total Short-Term Investments (1.6%) (Cost $1,465,954)		1,465,954

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Index Funds (0.0%)†
S&P 500 Index 11/21/2025 at USD 6,225.00, European Style Notional Amount: USD 600 Exchange Traded*	6	3,924
S&P 500 Index 11/21/2025 at USD 6,250.00, European Style Notional Amount: USD 600 Exchange Traded*	6	4,980

Total Options Purchased (0.0%)† (Cost $152,856)		8,904

Total Investments in Securities (99.9%) (Cost $88,919,553)		92,393,873
Other Assets Less Liabilities (0.1%)		56,533

Net Assets (100%)		$92,450,406

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2025, the market value of these securities amounted to $32,604,984 or 35.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2025, the market value or fair value, as applicable, of these securities amounted to $1,197,319 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $3,655,584.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

(x)	All or a portion of security is on loan at October 31, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2025.

(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $1,493,628. This was collateralized by $64,283 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 11/20/25 – 11/15/51 and by cash of $1,465,954 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CLO	— Collateralized Loan Obligation
CVA	— Dutch Certification
ELN	— Equity-Linked Note
ICE	— Intercontinental Exchange
ICE IBA	— ICE Benchmark Administration Limited
MXN	— Mexican Peso
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

Written Call Options Contracts as of October 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	12	USD	(1,200)	USD	6,635.00	11/21/2025	(304,320)

Written Put Options Contracts as of October 31, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	6	USD	(600)	USD	5,740.00	11/21/2025	(1,530)
S&P 500 Index	Exchange Traded	6	USD	(600)	USD	5,770.00	11/21/2025	(1,680)

								(3,210)

Total Written Options Contracts (Premiums Received ($275,693))								(307,530)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$638,119	$—	$638,119
Common Stocks
Communication Services	2,309,688	667,723	—	2,977,411
Consumer Discretionary	1,900,852	1,240,519	—	3,141,371
Consumer Staples	2,011,432	1,204,130	—	3,215,562
Energy	1,520,638	230,961	—	1,751,599
Financials	2,307,970	1,672,236	—	3,980,206
Health Care	2,745,743	1,157,168	—	3,902,911
Industrials	1,706,628	1,532,085	—	3,238,713
Information Technology	4,095,465	870,221	—	4,965,686
Materials	709,040	596,164	—	1,305,204
Real Estate	925,641	683,671	—	1,609,312
Utilities	1,019,289	319,907	—	1,339,196
Convertible Bonds
Industrials	—	75,950	—	75,950
Corporate Bonds
Communication Services	—	2,648,861	—	2,648,861
Consumer Discretionary	—	4,740,321	—	4,740,321
Consumer Staples	—	449,341	—	449,341
Energy	—	3,538,641	—	3,538,641
Financials	—	12,572,209	—	12,572,209
Health Care	—	554,081	—	554,081
Industrials	—	3,524,991	—	3,524,991
Information Technology	—	2,481,624	—	2,481,624
Materials	—	1,636,673	—	1,636,673
Real Estate	—	292,765	—	292,765
Utilities	—	2,509,564	—	2,509,564
Equity-Linked Notes	—	8,316,241	—	8,316,241
Exchange Traded Funds	4,585,453	—	—	4,585,453
Foreign Government Securities	—	3,630,750	—	3,630,750
Options Purchased
Put Options Purchased	8,904	—	—	8,904
Short-Term Investments
Investment Companies	1,465,954	—	—	1,465,954
U.S. Treasury Obligations	—	7,296,260	—	7,296,260

Total Assets	$27,312,697	$65,081,176	$—	$92,393,873

Liabilities:
Options Written
Call Options Written	$—	$(304,320)	$—	$(304,320)
Put Options Written	(1,530)	(1,680)	—	(3,210)

Total Liabilities	$(1,530)	$(306,000)	$—	$(307,530)

Total	$27,311,167	$64,775,176	$—	$92,086,343

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

Fair Values of Derivative Instruments as of October 31, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$8,904

Total		$8,904

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(307,530)

Total		$(307,530)

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Total
Equity contracts	$(277,489)	$(277,489)

Total	$(277,489)	$(277,489)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Total
Equity contracts	$(143,952)	$(205,122)	$(349,074)

Total	$(143,952)	$(205,122)	$(349,074)

(1)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Fund held option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Options
Average value of option contracts purchased	$61,000
Average value of option contracts written	232,000

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$149,872,561
Long-term U.S. government debt securities	14,386,845

$164,259,406

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$138,841,125
Long-term U.S. government debt securities	9,376,687

$148,217,812

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,225,992
Aggregate gross unrealized depreciation	(1,550,082)

Net unrealized appreciation	$2,675,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$89,410,433

For the period ended October 31, 2025, the Fund incurred approximately $20 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $88,919,553)	$92,393,873
Cash	1,497,308
Foreign cash (Cost $395,897)	392,208
Dividends, interest and other receivables	813,390
Receivable for securities sold	451,082
Receivable for Fund shares sold	351,198
Prepaid registration and filing fees	12,974
Securities lending income receivable	3,075
Other assets	5,675

Total assets	95,920,783

LIABILITIES
Payable for return of collateral on securities loaned	1,465,954
Payable for securities purchased	1,309,500
Options written, at value (Premiums received $275,693)	307,530
Dividends and distributions payable	182,316
Payable for Fund shares repurchased	65,555
Transfer agent fees payable	12,684
Administrative fees payable	3,399
Distribution fees payable - Class A	1,284
Trustees’ fees payable	287
Distribution fees payable - Class R	106
Accrued expenses	121,762

Total liabilities	3,470,377

Commitments and contingent liabilities^
NET ASSETS	$92,450,406

Net assets were comprised of:
Paid in capital	$88,820,317
Total distributable earnings (loss)	3,630,089

Net assets	$92,450,406

Class A
Net asset value and redemption price per share, $6,121,137 / 569,591 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.75
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price per share	$11.26

Class I
Net asset value, offering and redemption price per share, $86,078,224 / 8,001,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.76

Class R
Net asset value, offering and redemption price per share, $251,045 / 23,381 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.74

(x)	Includes value of securities on loan of $1,493,628.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Interest (net of $33,858 foreign withholding tax)	$3,115,692
Dividends (net of $43,137 foreign withholding tax)	865,845
Securities lending (net)	29,612

Total income	4,011,149

EXPENSES
Investment advisory fees	522,444
Administrative fees	120,564
Custodian fees	116,100
Transfer agent fees	107,800
Professional fees	95,873
Registration and filing fees	35,946
Licensing fees	29,993
Printing and mailing expenses	24,934
Distribution fees - Class A	13,558
Trustees’ fees	2,791
Distribution fees - Class R	1,175
Miscellaneous	34,023

Gross expenses	1,105,201
Less: Waiver from investment adviser	(447,461)

Net expenses	657,740

NET INVESTMENT INCOME (LOSS)	3,353,409

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,206,665
Net distributions of realized gain received from underlying funds	29,182
Foreign currency transactions	(81,400)
Options written	(277,489)

Net realized gain (loss)	3,876,958

Change in unrealized appreciation (depreciation) on:
Investments in securities	(77,905)
Foreign currency translations	(306)
Options written	(205,122)

Net change in unrealized appreciation (depreciation)	(283,333)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,593,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,947,034

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,353,409	$2,719,265
Net realized gain (loss)	3,876,958	1,684,877
Net change in unrealized appreciation (depreciation)	(283,333)	4,796,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,947,034	9,201,113

Distributions to shareholders:
Class A	(502,645)	(267,367)
Class I	(6,847,339)	(3,098,457)
Class R	(20,373)	(9,496)

Total distributions to shareholders	(7,370,357)	(3,375,320)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 172,479 and 149,459 shares, respectively ]	1,819,448	1,567,603
Capital shares issued in reinvestment of dividends [ 46,247 and 24,746 shares, respectively ]	482,704	259,660
Capital shares repurchased [ (129,631) and (172,778) shares, respectively ]	(1,349,141)	(1,815,861)

Total Class A transactions	953,011	11,402

Class I
Capital shares sold [ 2,157,127 and 1,735,979 shares, respectively ]	22,706,254	18,401,348
Capital shares issued in reinvestment of dividends [ 242,398 and 62,355 shares, respectively ]	2,535,088	663,366
Capital shares repurchased [ (659,782) and (358,005) shares, respectively ]	(6,868,886)	(3,817,026)

Total Class I transactions	18,372,456	15,247,688

Class R
Capital shares sold [ 2,125 and 2,847 shares, respectively ]	22,101	30,001
Capital shares issued in reinvestment of dividends [ 991 and 407 shares, respectively ]	10,336	4,284
Capital shares repurchased [ (44) and (46) shares, respectively ]	(457)	(496)

Total Class R transactions	31,980	33,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,357,447	15,292,879

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,934,124	21,118,672
NET ASSETS:
Beginning of year	73,516,282	52,397,610

End of year	$92,450,406	$73,516,282

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

Class A	Year Ended October 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.86	$9.85	$9.94	$12.54		$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.41	0.43	0.46	0.16		0.07
Net realized and unrealized gain (loss)	0.47	1.13	0.10	(1.46)		1.91

Total from investment operations	0.88	1.56	0.56	(1.30)		1.98

Less distributions:
Dividends from net investment income	(0.42)	(0.41)	(0.45)	(0.24)		(0.12)
Distributions from net realized gains	(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(0.99)	(0.55)	(0.65)	(1.30)		(0.91)

Net asset value, end of year	$10.75	$10.86	$9.85	$9.94		$12.54

Total return	8.62%	16.13%	5.53%	(11.35)%		18.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,121	$5,219	$4,717	$4,469		$5,104
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.14	%(j)	1.16	%(k)
Before waivers (f)	1.60%	1.60%	1.58%	1.68%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.93%	4.04%	4.55%	1.52	%(x)	0.59	%(x)
Before waivers (f)	3.37%	3.49%	4.01%	0.98	%(x)	0.28	%(x)
Portfolio turnover rate^	191%	136%	202%	255	%*	106%

Class I	Year Ended October 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.87	$9.86	$9.95	$12.57		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.44	0.45	0.49	0.18		0.10
Net realized and unrealized gain (loss)	0.46	1.14	0.09	(1.45)		1.92

Total from investment operations	0.90	1.59	0.58	(1.27)		2.02

Less distributions:
Dividends from net investment income	(0.44)	(0.44)	(0.47)	(0.29)		(0.15)
Distributions from net realized gains	(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(1.01)	(0.58)	(0.67)	(1.35)		(0.94)

Net asset value, end of year	$10.76	$10.87	$9.86	$9.95		$12.57

Total return	8.88%	16.40%	5.77%	(11.10)%		18.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$86,078	$68,077	$47,512	$46,354		$70,007
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.89	%(j)	0.91	%(k)
Before waivers (f)	1.36%	1.36%	1.33%	1.40%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.19%	4.28%	4.80%	1.66	%(x)	0.85	%(x)
Before waivers (f)	3.63%	3.71%	4.27%	1.15	%(x)	0.53	%(x)
Portfolio turnover rate^	191%	136%	202%	255	%*	106%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Year Ended October 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$10.85	$9.84	$9.94	$12.51		$11.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.39	0.40	0.44	0.13		0.04
Net realized and unrealized gain (loss)	0.46	1.14	0.08	(1.45)		1.92

Total from investment operations	0.85	1.54	0.52	(1.32)		1.96

Less distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.42)	(0.19)		(0.10)
Distributions from net realized gains	(0.57)	(0.14)	(0.20)	(1.06)		(0.79)

Total dividends and distributions	(0.96)	(0.53)	(0.62)	(1.25)		(0.89)

Net asset value, end of year	$10.74	$10.85	$9.84	$9.94		$12.51

Total return	8.35%	15.86%	5.18%	(11.52)%		17.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$251	$220	$168	$168		$199
Ratio of expenses to average net assets:
After waivers (f)	1.30%	1.30%	1.30%	1.39	%(j)	1.41	%(k)
Before waivers (f)	1.85%	1.86%	1.83%	1.93%		1.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.69%	3.78%	4.30%	1.26	%(x)	0.35	%(x)
Before waivers (f)	3.13%	3.22%	3.77%	0.72	%(x)	0.03	%(x)
Portfolio turnover rate^	191%	136%	202%	255	%*	106%
*	The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.0%)
iMGP DBi Managed Futures Strategy ETF	100,200	$2,842,674
NYLI Merger Arbitrage ETF*	97,530	3,491,574

Total Alternatives		6,334,248

Commodity (16.1%)
Invesco DB Agriculture Fund	39,360	1,037,923
Invesco DB Energy Fund	53,210	1,018,189
Invesco DB Precious Metals Fund	22,030	2,024,542

Total Commodity		4,080,654

Equity (28.6%)
iShares Core U.S. REIT ETF	31,660	1,824,882
JPMorgan Equity Premium Income ETF	40,950	2,329,236
JPMorgan Nasdaq Equity Premium Income ETF(x)	21,350	1,261,785
Vanguard Global ex-U.S. Real Estate ETF	38,570	1,818,190

Total Equity		7,234,093

Fixed Income (29.3%)
iShares Convertible Bond ETF	41,400	4,276,620
Vanguard Short-Term Inflation-Protected Securities ETF	63,090	3,157,024

Total Fixed Income		7,433,644

Total Exchange Traded Funds (99.0%) (Cost $22,397,351)		25,082,639

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	121,404	$121,404

Total Short-Term Investments (0.5%) (Cost $121,404)		121,404

Total Investments in Securities (99.5%) (Cost $22,518,755)		25,204,043
Other Assets Less Liabilities (0.5%)		126,284

Net Assets (100%)		$25,330,327

*	Non-income producing.
(x)	All or a portion of security is on loan at October 31, 2025.
(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $1,135,607. This was collateralized by $1,035,157 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 5/31/26 – 2/15/53 and by cash of $121,404 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,082,639	$—	$—	$25,082,639
Short-Term Investments
Investment Companies	121,404	—	—	121,404

Total Assets	$25,204,043	$—	$—	$25,204,043

Total Liabilities	$—	$—	$—	$—

Total	$25,204,043	$—	$—	$25,204,043

The Fund held no derivatives contracts during the year ended October 31, 2025.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,371,968
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,419,227

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,052,789
Aggregate gross unrealized depreciation	(1,871)

Net unrealized appreciation	$2,050,918

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,153,125

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $22,518,755)	$25,204,043
Cash	217,858
Receivable for Fund shares sold	73,451
Prepaid registration and filing fees	14,874
Receivable from investment adviser	6,162
Securities lending income receivable	1,012
Dividends, interest and other receivables	831
Other assets	168

Total assets	25,518,399

LIABILITIES
Payable for return of collateral on securities loaned	121,404
Transfer agent fees payable	5,075
Payable for Fund shares repurchased	2,217
Distribution fees payable – Class R	77
Distribution fees payable – Class A	73
Trustees’ fees payable	60
Accrued expenses	59,166

Total liabilities	188,072

Commitments and contingent liabilities^
NET ASSETS	$25,330,327

Net assets were comprised of:
Paid in capital	$23,854,324
Total distributable earnings (loss)	1,476,003

Net assets	$25,330,327

Class A
Net asset value and redemption price per share, $352,520 / 33,428 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.55
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price per share	$11.16

Class I
Net asset value, offering and redemption price per share, $24,797,590 / 2,346,210 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.57

Class R
Net asset value, offering and redemption price per share, $180,217 / 17,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

(x)	Includes value of securities on loan of $1,135,607.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$616,958
Interest	7,481
Securities lending (net)	4,076

Total income	628,515

EXPENSES
Investment advisory fees	99,438
Professional fees	49,198
Transfer agent fees	35,100
Registration and filing fees	32,798
Administrative fees	30,020
Printing and mailing expenses	27,770
Custodian fees	4,400
Distribution fees – Class R	830
Distribution fees – Class A	780
Trustees’ fees	708
Miscellaneous	13,094

Gross expenses	294,136
Less: Waiver from investment adviser	(123,427)

Net expenses	170,709

NET INVESTMENT INCOME (LOSS)	457,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	313,685

Net change in unrealized appreciation (depreciation) on investments in securities	1,711,762

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,025,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,483,253

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$457,806	$385,153
Net realized gain (loss)	313,685	(304,110)
Net change in unrealized appreciation (depreciation)	1,711,762	1,843,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,483,253	1,924,897

Distributions to shareholders:
Class A	(4,079)	(10,432)
Class I	(253,077)	(455,086)
Class R	(1,705)	(3,389)

Total distributions to shareholders	(258,861)	(468,907)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,849 and 1,160 shares, respectively ]	39,824	10,596
Capital shares issued in reinvestment of dividends [ 297 and 884 shares, respectively ]	2,833	7,704
Capital shares repurchased [ (3,703) and (7,754) shares, respectively ]	(36,010)	(70,366)

Total Class A transactions	6,647	(52,066)

Class I
Capital shares sold [ 952,376 and 294,087 shares, respectively ]	9,369,577	2,670,112
Capital shares issued in reinvestment of dividends [ 11,370 and 19,063 shares, respectively ]	108,361	166,229
Capital shares repurchased [ (283,988) and (189,080) shares, respectively ]	(2,771,582)	(1,693,723)

Total Class I transactions	6,706,356	1,142,618

Class R
Capital shares sold [ 1,452 and 3,216 shares, respectively ]	14,123	29,875
Capital shares issued in reinvestment of dividends [ 73 and 101 shares, respectively ]	689	879
Capital shares repurchased [ (1,050) and (52) shares, respectively ]	(10,262)	(474)

Total Class R transactions	4,550	30,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,717,553	1,120,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,941,945	2,576,822
NET ASSETS:
Beginning of year	16,388,382	13,811,560

End of year	$25,330,327	$16,388,382

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.53	$8.65	$8.74	$11.27	$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21	0.22	0.09	0.15	0.26
Net realized and unrealized gain (loss)	0.93	0.93	0.04	(1.65)	1.15

Total from investment operations	1.14	1.15	0.13	(1.50)	1.41

Less distributions:
Dividends from net investment income	(0.12)	(0.27)	(0.22)	(0.16)	(0.06)
Distributions from net realized gains	—	—	—	(0.87)	—

Total dividends and distributions	(0.12)	(0.27)	(0.22)	(1.03)	(0.06)

Net asset value, end of year	$10.55	$9.53	$8.65	$8.74	$11.27

Total return	12.15%	13.62%	1.48%	(14.28)%	14.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$353	$314	$335	$440	$670
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.10%	1.10%	1.13	%(j)
Before waivers and reimbursements (f)	1.72%	1.88%	2.01%	1.86%	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.20%	2.42%	1.07%	1.55%	2.34	%(x)
Before waivers and reimbursements (f)	1.58%	1.64%	0.16%	0.79%	1.69	%(x)
Portfolio turnover rate^	22%	34%	66%	26%	66%

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.55	$8.66	$8.76	$11.29	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.24	0.11	0.17	0.27
Net realized and unrealized gain (loss)	0.94	0.94	0.03	(1.64)	1.16

Total from investment operations	1.17	1.18	0.14	(1.47)	1.43

Less distributions:
Dividends from net investment income	(0.15)	(0.29)	(0.24)	(0.19)	(0.08)
Distributions from net realized gains	—	—	—	(0.87)	—

Total dividends and distributions	(0.15)	(0.29)	(0.24)	(1.06)	(0.08)

Net asset value, end of year	$10.57	$9.55	$8.66	$8.76	$11.29

Total return	12.40%	14.00%	1.63%	(14.04)%	14.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,798	$15,916	$13,361	$12,070	$16,054
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.85%	0.85%	0.88	%(j)
Before waivers and reimbursements (f)	1.47%	1.64%	1.78%	1.61%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.31%	2.59%	1.22%	1.75%	2.45	%(x)
Before waivers and reimbursements (f)	1.69%	1.80%	0.29%	0.99%	1.80	%(x)
Portfolio turnover rate^	22%	34%	66%	26%	66%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.48	$8.60	$8.70	$11.21	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19	0.19	0.07	0.12	0.21
Net realized and unrealized gain (loss)	0.91	0.94	0.03	(1.62)	1.16

Total from investment operations	1.10	1.13	0.10	(1.50)	1.37

Less distributions:
Dividends from net investment income	(0.10)	(0.25)	(0.20)	(0.14)	(0.03)
Distributions from net realized gains	—	—	—	(0.87)	—

Total dividends and distributions	(0.10)	(0.25)	(0.20)	(1.01)	(0.03)

Net asset value, end of year	$10.48	$9.48	$8.60	$8.70	$11.21

Total return	11.73%	13.42%	1.10%	(14.39)%	13.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$180	$158	$116	$131	$187
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.35%	1.35%	1.35%	1.35%	1.38	%(j)
Before waivers and reimbursements (f)	1.96%	2.14%	2.27%	2.11%	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.91%	2.05%	0.77%	1.25%	1.96	%(x)
Before waivers and reimbursements (f)	1.29%	1.26%	(0.15)%	0.48%	1.31	%(x)
Portfolio turnover rate^	22%	34%	66%	26%	66%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2025

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	14,981	$370,780
Deutsche Telekom AG (Registered)	16,051	497,497
Koninklijke KPN NV	164,274	760,810
NTT, Inc.	262,500	269,807
Swisscom AG (Registered)	718	525,953
Telstra Group Ltd.	241,443	770,924
Verizon Communications, Inc.	29,361	1,166,806

		4,362,577

Entertainment (0.3%)
Electronic Arts, Inc.	3,753	750,825

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A	33,568	9,438,986
Meta Platforms, Inc., Class A	4,675	3,031,036

		12,470,022

Media (0.2%)
Comcast Corp., Class A	21,804	606,915

Wireless Telecommunication Services (0.7%)
KDDI Corp.	37,900	605,352
SoftBank Corp.	391,000	554,875
T-Mobile US, Inc.	3,681	773,194

		1,933,421

Total Communication Services		20,123,760

Consumer Discretionary (9.7%)
Automobile Components (0.2%)
Bridgestone Corp.	9,000	395,017

Automobiles (1.2%)
Ferrari NV	558	222,862
Tesla, Inc.*	6,634	3,028,819

		3,251,681

Broadline Retail (2.7%)
Amazon.com, Inc.*	21,886	5,344,999
Dollarama, Inc.	5,463	710,106
eBay, Inc.	3,013	244,987
Wesfarmers Ltd.	15,570	855,746

		7,155,838

Hotels, Restaurants & Leisure (2.4%)
Aristocrat Leisure Ltd.	8,814	365,339
Booking Holdings, Inc.	214	1,086,636
Chipotle Mexican Grill, Inc.*	10,000	316,900
Darden Restaurants, Inc.	2,805	505,321
Hilton Worldwide Holdings, Inc.	904	232,292
Lottery Corp. Ltd. (The)	111,916	402,747
McDonald’s Corp.	8,291	2,474,283
Oriental Land Co. Ltd.(x)	10,200	206,502
Yum! Brands, Inc.	5,011	692,570

		6,282,590

Household Durables (0.2%)
Garmin Ltd.	1,213	259,509
NVR, Inc.*	39	281,222

		540,731

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	9,600	$299,132

Specialty Retail (2.8%)
Fast Retailing Co. Ltd.	800	294,127
Home Depot, Inc. (The)	3,711	1,408,658
Industria de Diseno Textil SA(x)	5,279	291,464
Lowe’s Cos., Inc.	5,383	1,281,854
O’Reilly Automotive, Inc.*	11,177	1,055,556
Ross Stores, Inc.	1,704	270,800
TJX Cos., Inc. (The)	17,513	2,454,272
Tractor Supply Co.	7,000	378,770

		7,435,501

Textiles, Apparel & Luxury Goods (0.1%)
adidas AG	1,662	313,792

Total Consumer Discretionary		25,674,282

Consumer Staples (9.0%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV	7,233	441,034
Coca-Cola Co. (The)	25,766	1,775,277
Keurig Dr Pepper, Inc.	11,401	309,651
Kirin Holdings Co. Ltd.(x)	22,000	308,994
Monster Beverage Corp.*	4,641	310,158
PepsiCo, Inc.	17,114	2,500,184

		5,645,298

Consumer Staples Distribution & Retail (2.8%)
Coles Group Ltd.	16,046	231,501
Costco Wholesale Corp.	3,501	3,190,986
Empire Co. Ltd., Class A	9,205	312,729
George Weston Ltd.	6,300	383,062
Kroger Co. (The)	8,438	536,910
Loblaw Cos. Ltd.	9,200	365,626
Seven & i Holdings Co. Ltd.	18,500	236,007
Sysco Corp.	3,847	285,755
Tesco plc	41,986	253,391
Walmart, Inc.	12,975	1,312,811
Woolworths Group Ltd.	18,481	343,537

		7,452,315

Food Products (1.3%)
Ajinomoto Co., Inc.	10,200	289,433
Chocoladefabriken Lindt & Spruengli AG	24	368,910
Danone SA	5,704	504,149
Hershey Co. (The)	3,500	593,705
McCormick & Co., Inc. (Non-Voting)	3,756	240,985
Mondelez International, Inc., Class A	15,006	862,245
Nestle SA (Registered)	6,870	656,310

		3,515,737

Household Products (2.1%)
Church & Dwight Co., Inc.	4,952	434,241
Colgate-Palmolive Co.	18,509	1,426,118
Essity AB, Class B	9,638	264,683
Henkel AG & Co. KGaA (Preference)(q)	7,013	567,949
Kimberly-Clark Corp.	7,964	953,370
Procter & Gamble Co. (The)	12,315	1,851,807

		5,498,168

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Personal Care Products (0.7%)
Kao Corp.	14,300	$604,996
L’Oreal SA	1,418	592,736
Unilever plc	5,289	318,851
Unilever plc (Cboe Europe)	4,078	246,777

		1,763,360

Total Consumer Staples		23,874,878

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,002	290,557

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.	2,511	532,332
Enbridge, Inc.	23,766	1,108,193
Equinor ASA	26,389	630,465
Kinder Morgan, Inc.	11,611	304,092
TC Energy Corp.	9,944	498,990
Williams Cos., Inc. (The)	7,561	437,555

		3,511,627

Total Energy		3,802,184

Financials (19.0%)
Banks (4.4%)
Bank of Montreal(x)	2,662	330,684
Bank of Nova Scotia (The)	19,316	1,266,892
Canadian Imperial Bank of Commerce	14,014	1,161,147
DBS Group Holdings Ltd.	12,100	501,347
DNB Bank ASA	18,395	469,080
Intesa Sanpaolo SpA	49,447	317,805
JPMorgan Chase & Co.	4,341	1,350,572
National Bank of Canada	4,142	462,765
Nordea Bank Abp (Aquis Stock Exchange)	23,265	397,285
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	238,694
Oversea-Chinese Banking Corp. Ltd.	22,500	294,388
Royal Bank of Canada	16,594	2,430,979
Sumitomo Mitsui Financial Group, Inc.	9,000	243,118
Toronto-Dominion Bank (The)	18,501	1,519,072
United Overseas Bank Ltd.	27,600	735,166

		11,718,994

Capital Markets (3.8%)
Ameriprise Financial, Inc.	1,500	679,155
Bank of New York Mellon Corp. (The)	7,700	831,061
Cboe Global Markets, Inc.	3,189	783,346
Charles Schwab Corp. (The)	8,329	787,257
CME Group, Inc.	6,481	1,720,641
Daiwa Securities Group, Inc.(x)	33,000	254,711
Deutsche Boerse AG	3,831	969,269
FactSet Research Systems, Inc.	1,119	298,549
Intercontinental Exchange, Inc.	6,366	931,282
Moody’s Corp.	1,075	516,322
MSCI, Inc.	459	270,144
Nasdaq, Inc.	3,781	323,238
Raymond James Financial, Inc.	1,798	285,289
S&P Global, Inc.	1,468	715,224
Singapore Exchange Ltd.	24,100	313,470
TMX Group Ltd.	9,500	350,387

		10,029,345

Consumer Finance (0.3%)
American Express Co.	2,591	$934,651

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	3,523	1,682,374
Fiserv, Inc.*	3,739	249,354
Jack Henry & Associates, Inc.	2,161	321,859
Mastercard, Inc., Class A	6,182	3,412,402
Visa, Inc., Class A	9,578	3,263,608

		8,929,597

Insurance (7.1%)
Aflac, Inc.	5,945	637,245
AIA Group Ltd.	31,200	302,944
Allianz SE (Registered)	3,381	1,356,974
Allstate Corp. (The)	2,843	544,491
Aon plc, Class A	2,200	749,496
Chubb Ltd.	6,108	1,691,549
Dai-ichi Life Holdings, Inc.	29,900	210,509
Generali	20,746	797,494
Great-West Lifeco, Inc.	7,112	301,508
Hannover Rueck SE	2,056	586,300
Hartford Insurance Group, Inc. (The)	5,178	643,004
Insurance Australia Group Ltd.	58,770	302,242
Intact Financial Corp.	4,371	815,361
Loews Corp.	5,300	527,668
MS&AD Insurance Group Holdings, Inc.	13,400	277,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,758	1,086,939
Progressive Corp. (The)	7,665	1,578,990
QBE Insurance Group Ltd.	33,610	436,302
Sampo OYJ, Class A	52,575	585,886
Sompo Holdings, Inc.	10,600	323,826
Sun Life Financial, Inc.	10,300	626,497
Swiss Re AG	2,453	446,859
Tokio Marine Holdings, Inc.	9,600	360,179
Travelers Cos., Inc. (The)	5,330	1,431,745
W.R. Berkley Corp.	5,400	385,236
Willis Towers Watson plc	818	256,116
Zurich Insurance Group AG	2,143	1,488,583

		18,750,968

Total Financials		50,363,555

Health Care (8.7%)
Biotechnology (0.6%)
AbbVie, Inc.	1,312	286,069
Amgen, Inc.	1,023	305,294
CSL Ltd.	2,201	257,060
Gilead Sciences, Inc.	6,013	720,297

		1,568,720

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	13,267	1,640,067
Becton Dickinson & Co.	3,000	536,130
Boston Scientific Corp.*	19,992	2,013,594
Hoya Corp.	2,000	325,547
IDEXX Laboratories, Inc.*	562	353,785
Medtronic plc	9,934	901,014
ResMed, Inc.	1,085	267,865
Siemens Healthineers AG(m)	5,604	313,735

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
STERIS plc	1,185	$279,304
Stryker Corp.	2,001	712,836

		7,343,877

Health Care Providers & Services (1.3%)
Cencora, Inc.	3,170	1,070,857
Cigna Group (The)	1,732	423,318
Fresenius SE & Co. KGaA	5,720	329,790
HCA Healthcare, Inc.	1,091	501,511
McKesson Corp.	1,267	1,027,968

		3,353,444

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	2,262	658,694

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,904	425,029
Mettler-Toledo International, Inc.*	231	327,163
Thermo Fisher Scientific, Inc.	651	369,371

		1,121,563

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	19,327	890,395
Eli Lilly & Co.	990	854,231
Johnson & Johnson	12,263	2,316,113
Merck & Co., Inc.	8,133	699,275
Novartis AG (Registered)	10,826	1,335,442
Novo Nordisk A/S (ADR)	5,097	252,098
Otsuka Holdings Co. Ltd.	4,600	249,954
Roche Holding AG	1,660	534,047
Sanofi SA	4,752	479,820
Shionogi & Co. Ltd.	40,300	674,674
Zoetis, Inc.	5,625	810,506

		9,096,555

Total Health Care		23,142,853

Industrials (14.8%)
Aerospace & Defense (3.1%)
GE Aerospace	6,651	2,054,826
General Dynamics Corp.	5,125	1,767,613
Howmet Aerospace, Inc.	2,520	518,994
L3Harris Technologies, Inc.	1,095	316,565
Lockheed Martin Corp.	1,158	569,597
Northrop Grumman Corp.	894	521,604
RTX Corp.	9,606	1,714,671
Singapore Technologies Engineering Ltd.	69,900	455,940
Thales SA	847	241,047

		8,160,857

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	4,800	585,120

Building Products (1.4%)
Allegion plc	5,500	911,735
Daikin Industries Ltd.	2,700	314,921
Geberit AG (Registered)	619	451,510
Johnson Controls International plc	7,430	849,918
Trane Technologies plc	2,751	1,234,236

		3,762,320

Commercial Services & Supplies (1.3%)
Brambles Ltd.	40,979	$666,560
Cintas Corp.	6,185	1,133,525
Copart, Inc.*	10,314	443,605
Republic Services, Inc.	3,877	807,347
Secom Co. Ltd.(x)	7,600	257,081

		3,308,118

Construction & Engineering (0.5%)
EMCOR Group, Inc.	483	326,402
Stantec, Inc.	3,784	419,044
WSP Global, Inc.	2,894	553,276

		1,298,722

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	10,619	787,238
Eaton Corp. plc	3,080	1,175,205

		1,962,443

Ground Transportation (0.6%)
Central Japan Railway Co.	10,500	256,589
Union Pacific Corp.	6,189	1,363,870

		1,620,459

Industrial Conglomerates (0.7%)
Honeywell International, Inc.	5,234	1,053,761
Siemens AG (Registered)	2,531	716,357

		1,770,118

Machinery (3.3%)
Atlas Copco AB, Class A	35,680	601,474
Caterpillar, Inc.	2,584	1,491,640
Cummins, Inc.	883	386,471
Epiroc AB, Class A	13,403	283,854
FANUC Corp.	9,600	305,797
GEA Group AG	9,706	693,633
Illinois Tool Works, Inc.	4,800	1,170,816
Komatsu Ltd.	9,600	321,807
Kone OYJ, Class B	4,544	303,364
Otis Worldwide Corp.	7,848	727,980
Parker-Hannifin Corp.	898	694,001
Pentair plc	5,900	627,465
Snap-on, Inc.	1,600	536,880
Volvo AB, Class B	22,816	629,225

		8,774,407

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	1,632	312,306

Professional Services (1.9%)
Automatic Data Processing, Inc.	3,643	948,273
Broadridge Financial Solutions, Inc.	3,747	825,839
Leidos Holdings, Inc.	2,034	387,416
Paychex, Inc.	4,091	478,769
RELX plc	5,697	251,243
SGS SA (Registered)	2,993	337,031
Thomson Reuters Corp.	4,474	685,319
Verisk Analytics, Inc.	2,496	546,025
Wolters Kluwer NV	4,833	591,893

		5,051,808

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.9%)
Fastenal Co.	24,884	$1,023,977
ITOCHU Corp.	9,500	550,545
W.W. Grainger, Inc.	800	783,200

		2,357,722

Transportation Infrastructure (0.1%)
Transurban Group(x)	30,331	287,364

Total Industrials		39,251,764

Information Technology (21.2%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	19,733	1,442,680
Motorola Solutions, Inc.	3,398	1,382,000

		2,824,680

Electronic Equipment, Instruments & Components (0.4%)
CDW Corp.	1,993	317,625
TE Connectivity plc	2,800	691,628

		1,009,253

IT Services (1.3%)
Accenture plc, Class A	6,629	1,657,913
CGI, Inc.	7,409	644,784
Fujitsu Ltd.	15,600	408,044
International Business Machines Corp.	1,747	537,045
VeriSign, Inc.	1,395	334,521

		3,582,307

Semiconductors & Semiconductor Equipment (6.7%)
Broadcom, Inc.	11,030	4,077,019
NVIDIA Corp.	63,164	12,790,078
QUALCOMM, Inc.	5,299	958,589

		17,825,686

Software (6.7%)
Autodesk, Inc.*	1,948	587,010
Constellation Software, Inc.	238	626,343
Intuit, Inc.	1,590	1,061,405
Microsoft Corp.	20,945	10,845,530
Oracle Corp.	6,669	1,751,346
Roper Technologies, Inc.	1,600	713,840
Salesforce, Inc.	4,811	1,252,833
SAP SE	2,331	603,058
Tyler Technologies, Inc.*	601	286,232

		17,727,597

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	44,981	12,161,513
NetApp, Inc.	2,900	341,562
Seagate Technology Holdings plc	2,705	692,156

		13,195,231

Total Information Technology		56,164,754

Materials (3.0%)
Chemicals (2.2%)
Air Liquide SA	1,500	290,329
Corteva, Inc.	4,190	257,434
Ecolab, Inc.	5,697	1,460,711
Givaudan SA (Registered)	154	631,118
Linde plc	5,380	2,250,454
Sherwin-Williams Co. (The)	2,900	$1,000,326
Solstice Advanced Materials, Inc.*	1,308	58,951

		5,949,323

Construction Materials (0.1%)
Heidelberg Materials AG	1,221	285,840

Metals & Mining (0.7%)
Franco-Nevada Corp.	1,300	242,834
Newmont Corp.	8,091	655,128
Wheaton Precious Metals Corp.	8,937	863,083

		1,761,045

Total Materials		7,996,208

Real Estate (0.6%)
Real Estate Management & Development (0.2%)
Daito Trust Construction Co. Ltd.	18,000	335,975
Mitsui Fudosan Co. Ltd.	26,500	275,386

		611,361

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	2,200	382,624

Specialized REITs (0.2%)
Digital Realty Trust, Inc. (REIT)	1,677	285,777
Equinix, Inc. (REIT)	371	313,870

		599,647

Total Real Estate		1,593,632

Utilities (4.0%)
Electric Utilities (1.8%)
Duke Energy Corp.	6,042	751,021
Enel SpA	64,680	653,982
Eversource Energy	5,043	372,224
Exelon Corp.	8,780	404,934
Hydro One Ltd.(m)	13,760	507,508
Iberdrola SA	47,505	961,800
Southern Co. (The)	7,103	667,966
Terna - Rete Elettrica Nazionale	58,178	595,885

		4,915,320

Gas Utilities (0.6%)
Atmos Energy Corp.	5,688	976,743
Hong Kong & China Gas Co. Ltd.	308,000	286,574
Osaka Gas Co. Ltd.	8,900	279,977

		1,543,294

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	7,600	740,316
E.ON SE	37,794	703,111
National Grid plc	26,197	392,331
Public Service Enterprise Group, Inc.	12,100	974,776
Sempra	10,912	1,003,249
WEC Energy Group, Inc.	2,790	311,727

		4,125,510

Total Utilities		10,584,124

Total Common Stocks (99.0%) (Cost $202,831,193)		262,571,994

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.02% (7 day yield) (xx)	996,946	996,946
JPMorgan Prime Money Market Fund, IM Shares 4.24% (7 day yield)	1,795,513	1,796,231

Total Investment Companies		2,793,177

Total Short-Term Investments (1.0%) (Cost $2,793,357)		2,793,177

Total Investments in Securities (100.0%) (Cost $205,624,550)		265,365,171
Other Assets Less Liabilities (0.0%)†		(44,185)

Net Assets (100%)		$265,320,986

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2025, the market value or fair value, as applicable, of these securities amounted to $821,243 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at October 31, 2025.
(xx)

At October 31, 2025, the Fund had loaned securities with a total value of $1,624,207. This was collateralized by $738,988 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.125%, maturing 1/31/26 – 2/15/55 and by cash of $996,946 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,138,542	$3,985,218	$—		$20,123,760
Consumer Discretionary	22,027,554	3,646,728	—		25,674,282
Consumer Staples	17,645,620	6,229,258	—		23,874,878
Energy	3,171,719	630,465	—		3,802,184
Financials	37,067,160	13,296,395	—		50,363,555
Health Care	18,642,784	4,500,069	—		23,142,853
Industrials	29,634,985	9,616,779	—		39,251,764
Information Technology	55,153,652	1,011,102	—		56,164,754
Materials	6,788,921	1,207,287	—		7,996,208
Real Estate	982,271	611,361	—		1,593,632
Utilities	6,710,464	3,873,660	—		10,584,124
Short-Term Investments
Investment Companies	2,793,177	—	—		2,793,177
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$216,756,849	$48,608,322	$—		$265,365,171

Total Liabilities	$—	$—	$—		$—

Total	$216,756,849	$48,608,322	$—		$265,365,171

(a)	Value is zero.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2025

The Fund held no derivatives contracts during the year ended October 31, 2025.

Investment security transactions for the year ended October 31, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$101,246,843
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,655,021

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,766,478
Aggregate gross unrealized depreciation	(4,603,435)

Net unrealized appreciation	$59,163,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$206,202,128

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025

ASSETS
Investments in Securities, at value (x) (Cost $205,624,550)	$265,365,171
Cash	383,000
Foreign cash (Cost $63,055)	62,907
Receivable for Fund shares sold	609,120
Dividends, interest and other receivables	415,316
Prepaid registration and filing fees	26,733
Securities lending income receivable	2,086
Other assets	1,858

Total assets	266,866,191

LIABILITIES
Payable for return of collateral on securities loaned	996,946
Payable for Fund shares repurchased	256,118
Investment advisory fees payable	108,805
Transfer agent fees payable	38,429
Administrative fees payable	33,385
Distribution fees payable – Class R	1,798
Distribution fees payable – Class A	1,394
Trustees’ fees payable	301
Accrued expenses	108,029

Total liabilities	1,545,205

Commitments and contingent liabilities^
NET ASSETS	$265,320,986

Net assets were comprised of:
Paid in capital	$194,010,877
Total distributable earnings (loss)	71,310,109

Net assets	$265,320,986

Class A
Net asset value and redemption price per share, $6,541,523 / 315,018 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.77
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price per share	$21.98

Class I
Net asset value, offering and redemption price per share, $254,506,835 / 12,210,026 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.84

Class R
Net asset value, offering and redemption price per share, $4,272,628 / 206,516 shares outstanding (unlimited amount authorized: $0.001 par value)	$20.69

(x)	Includes value of securities on loan of $1,624,207.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends (net of $237,139 foreign withholding tax)	$4,071,615
Interest	16,872
Securities lending (net)	17,654

Total income	4,106,141

EXPENSES
Investment advisory fees	1,593,514
Administrative fees	341,467
Transfer agent fees	243,700
Professional fees	116,008
Registration and filing fees	45,363
Custodian fees	33,199
Printing and mailing expenses	31,393
Distribution fees – Class R	19,417
Distribution fees – Class A	15,420
Trustees’ fees	7,878
Miscellaneous	36,596

Gross expenses	2,483,955
Less: Waiver from investment adviser	(513,705)

Net expenses	1,970,250

NET INVESTMENT INCOME (LOSS)	2,135,891

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,075,911
Foreign currency transactions	(20,279)

Net realized gain (loss)	10,055,632

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,082,101
Foreign currency translations	4,755

Net change in unrealized appreciation (depreciation)	15,086,856

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,142,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,278,379

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,135,891	$2,377,117
Net realized gain (loss)	10,055,632	10,181,124
Net change in unrealized appreciation (depreciation)	15,086,856	40,812,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,278,379	53,370,545

Distributions to shareholders:
Class A	(247,696)	(68,338)
Class I	(8,815,698)	(2,810,472)
Class R	(137,600)	(24,199)
Class T**	—	(2,483)

Total distributions to shareholders	(9,200,994)	(2,905,492)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 40,304 and 47,641 shares, respectively ]	789,143	828,562
Capital shares issued in reinvestment of dividends [ 12,952 and 4,167 shares, respectively ]	247,655	68,338
Capital shares repurchased [ (46,821) and (73,974) shares, respectively ]	(899,330)	(1,324,378)

Total Class A transactions	137,468	(427,478)

Class I
Capital shares sold [ 3,900,008 and 3,094,753 shares, respectively ]	77,560,083	54,891,400
Capital shares issued in reinvestment of dividends [ 459,291 and 171,020 shares, respectively ]	8,795,418	2,808,138
Capital shares repurchased [ (2,754,265) and (4,491,799) shares, respectively ]	(53,369,994)	(78,668,900)

Total Class I transactions	32,985,507	(20,969,362)

Class R
Capital shares sold [ 31,871 and 58,077 shares, respectively ]	621,654	1,020,710
Capital shares issued in reinvestment of dividends [ 7,208 and 1,477 shares, respectively ]	137,600	24,199
Capital shares repurchased [ (17,708) and (18,051) shares, respectively ]	(349,441)	(307,750)

Total Class R transactions	409,813	737,159

Class T**
Capital shares repurchased [ 0 and (10,332) shares ]	—	(204,085)

Total Class T transactions	—	(204,085)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,532,788	(20,863,766)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,610,173	29,601,287
NET ASSETS:
Beginning of year	213,710,813	184,109,526

End of year	$265,320,986	$213,710,813

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.19	$14.90	$14.15	$17.61	$13.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.16	0.17	0.15	0.14
Net realized and unrealized gain (loss)	2.22	4.33	0.70	(2.37)	4.29

Total from investment operations	2.36	4.49	0.87	(2.22)	4.43

Less distributions:
Dividends from net investment income	(0.18)	(0.20)	(0.12)	(0.13)	(0.08)
Distributions from net realized gains	(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.78)	(0.20)	(0.12)	(1.24)	(0.16)

Net asset value, end of year	$20.77	$19.19	$14.90	$14.15	$17.61

Total return	12.68%	30.38%	6.14%	(13.73)%	33.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,542	$5,922	$4,929	$4,888	$4,978
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (f)	1.33%	1.37%	1.41%	1.42%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.71%	0.91%	1.15%	0.96%	0.89%
Before waivers (f)	0.48%	0.64%	0.84%	0.64%	0.51%
Portfolio turnover rate^	33%	32%	34%	38%	59%

	Year Ended October 31,
Class I	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.26	$14.95	$14.19	$17.66	$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.21	0.21	0.19	0.19
Net realized and unrealized gain (loss)	2.22	4.34	0.71	(2.38)	4.29

Total from investment operations	2.41	4.55	0.92	(2.19)	4.48

Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.16)	(0.17)	(0.11)
Distributions from net realized gains	(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.83)	(0.24)	(0.16)	(1.28)	(0.19)

Net asset value, end of year	$20.84	$19.26	$14.95	$14.19	$17.66

Total return	12.90%	30.72%	6.46%	(13.56)%	33.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$254,507	$204,247	$176,892	$150,789	$124,320
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85%	0.85%
Before waivers (f)	1.08%	1.12%	1.16%	1.17%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.95%	1.17%	1.40%	1.23%	1.16%
Before waivers (f)	0.73%	0.90%	1.09%	0.90%	0.78%
Portfolio turnover rate^	33%	32%	34%	38%	59%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.13	$14.85	$14.10	$17.56	$13.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.11	0.14	0.11	0.10
Net realized and unrealized gain (loss)	2.21	4.33	0.69	(2.37)	4.29

Total from investment operations	2.30	4.44	0.83	(2.26)	4.39

Less distributions:
Dividends from net investment income	(0.14)	(0.16)	(0.08)	(0.09)	(0.05)
Distributions from net realized gains	(0.60)	—	— #	(1.11)	(0.08)

Total dividends and distributions	(0.74)	(0.16)	(0.08)	(1.20)	(0.13)

Net asset value, end of year	$20.69	$19.13	$14.85	$14.10	$17.56

Total return	12.34%	30.11%	5.90%	(13.97)%	33.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,273	$3,541	$2,134	$1,381	$936
Ratio of expenses to average net assets:
After waivers (f)	1.35%	1.35%	1.35%	1.35%	1.35%
Before waivers (f)	1.58%	1.62%	1.66%	1.68%	1.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.46%	0.64%	0.89%	0.72%	0.64%
Before waivers (f)	0.23%	0.37%	0.58%	0.40%	0.26%
Portfolio turnover rate^	33%	32%	34%	38%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with eight diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly- owned company.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Multi-Alternative Strategies Fund is a type of mutual fund often described as “fund-of-funds.” This Fund pursues its investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each underlying fund’s financial statements are included in the underlying fund’s annual report, which is filed with the SEC on Form N-CSR and is publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized three classes of shares, Class A, Class I and Class R, on behalf of each of the eight Funds. The Class T shares of the Trust, which were previously authorized but were not publicly offered for sale, have been terminated.

The Class A and Class R shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 Avantis® U.S. Large Cap Growth Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, and the 1290 SmartBeta Equity Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase.

EIM contributed seed capital to the Fund below:

Funds:	Commencement Date	Class	Seed capital
1290 Avantis® U.S. Large Cap Growth	11/30/2023	A	$100,000
1290 Avantis® U.S. Large Cap Growth	11/30/2023	I	18,900,000

The investment objectives of each Fund are as follows:

1290 Avantis® U.S. Large Cap Growth Fund (sub-advised by American Century Investment Management, Inc.) — Seeks to provide long-term growth of capital.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P.) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

The Funds may invest in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs’ values are linked to the performance of an underlying index or stock. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in securities on the Statements of Operations.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Funds by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees. In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Fund investments for which market quotations are not readily available or are believed by the Adviser to be unreliable. In these circumstances, a Fund may use a fair value estimate made according to methods the Adviser has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of October 31, 2025, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Fund applies for refunds where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal, state and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. Each of the tax years in the four year ended October 31, 2025 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short- term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2025 and October 31, 2024 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2025 are presented in the following table. For the Funds, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (1290 Diversified Bond), capital loss carryforwards (1290 Multi-Alternative Strategies, 1290 Diversified Bond and 1290 High Yield Bond), deferral of losses on offsetting positions (1290 Diversified Bond and 1290 Loomis Sayles Multi-Asset Income), partnership basis adjustments (1290 Multi-Alternative Strategies) and wash sale loss deferrals (1290 Multi-Alternative Strategies, 1290 Loomis Sayles Multi-Asset Income and 1290 GAMCO Small/Mid Cap Value).

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

	Year Ended October 31, 2025		As of October 31, 2025		Year Ended October 31, 2024
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Avantis U.S. Large Cap Growth	$156,669	$655,571	$285,103	$3,081,638	$69,351	$73,148
1290 Diversified Bond	38,029,971	—	4,184,667	—	39,852,498	—
1290 Essex Small Cap Growth	125,352	545	—	1,545,468	—	—
1290 GAMCO Small/Mid Cap Value	1,703,041	5,814,475	2,220,113	4,689,376	1,401,584	3,909,545
1290 High Yield Bond	5,036,664	—	—	—	4,371,070	—
1290 Loomis Sayles Multi-Asset Income	7,334,169	36,188	2,668,834	509,874	3,375,320	—
1290 Multi-Alternative Strategies	258,861	—	391,172	—	468,907	—
1290 SmartBeta Equity	2,503,857	6,697,137	1,932,381	10,210,394	2,905,492	—

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2025, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses from ordinary income
1290 Essex Small Cap Growth	$290,260

The following Funds had a Return of Capital during the year ended October 31, 2025:

Funds:	Return of Capital
1290 High Yield Bond	$17,305

The following Funds had a Return of Capital during the year ended October 31, 2024:

Funds:	Return of Capital
1290 Diversified Bond	$352,519
1290 High Yield Bond	30,930

Permanent book and tax differences relating to shareholder distributions resulted in paid in capital and total distributable earnings gain (loss) at October 31, 2025 as follows:

Funds:	Paid in Capital	Total Distributable Earnings Gain (Loss)
1290 Essex Small Cap Growth	$(319,423)	$319,423

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$—	$—	$77,264,130	$80,860,953
1290 Essex Small Cap Growth	6,541,866	—	—	—
1290 High Yield Bond	20,658	—	986,897	6,555,703
1290 Multi-Alternative Strategies	50,150	464,690	—	965,554

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

During the year ended October 31, 2025, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Fund that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, on forward currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds will designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Securities Lending:

During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its portfolio securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Funds do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds currently receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At October 31, 2025, the Securities Lending Agreement does not permit a Fund to enforce a netting arrangement.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages; or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments.

Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Fund invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Fund’s debt securities generally declines. Conversely, when interest rates decline, the value of a Fund’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), tariffs, or governmental instability, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV.

A Fund that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs will indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a Fund that invests directly in individual

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

securities and financial instruments. The Fund also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Fund’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”), a management committee of EIM, which serves as the chief operating decision maker (“CODM”) with respect to each Fund, has determined that each Fund has a single operating segment. The CODM decision is based on the fact that each Fund has a single investment strategy that is disclosed in the Fund’s prospectus; each Fund’s performance is assessed, and resources are allocated, at a Fund level; and each Fund’s operating results are reviewed for the Fund as a whole. For each Fund, the financial information reviewed by the CODM is consistent with the Fund’s Financial Statements included herein.

Recent Accounting Pronouncement:

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Avantis® U.S. Large Cap Growth	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokersor dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I and Class R shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A and Class R shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. As of October 31, 2025, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Fund to limit the expenses of each Fund listed below so that the total annual operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees, and extraordinary expenses not incurred in the ordinary course of such Fund’s business) do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Avantis® U.S. Large Cap Growth*	0.65%
1290 Diversified Bond	0.50
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the year ended October 31, 2025, the

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

Funds did not incur recoupment fees and as of October 31, 2025, no commitment or contingent liability is expected. At October 31, 2025, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through			Total Eligible For Reimbursement
Funds:	2026	2027	2028
1290 Avantis® U.S. Large Cap Growth	$129,096	$264,400	$269,130	$662,626
1290 Diversified Bond	3,030,013	2,652,034	2,288,963	7,971,010
1290 Essex Small Cap Growth	412,087	254,364	269,742	936,193
1290 GAMCO Small/Mid Cap Value	411,133	402,629	396,042	1,209,804
1290 High Yield Bond	299,929	294,924	303,464	898,317
1290 Loomis Sayles Multi-Asset Income	282,902	359,264	447,461	1,089,627
1290 Multi-Alternative Strategies	122,841	117,430	123,427	363,698
1290 SmartBeta Equity	556,893	553,875	513,705	1,624,473

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributor and do not represent expenses or income of the Funds. The Distributor has advised the Funds that for the year ended October 31, 2025, the proceeds retained from sales and redemptions are as follows:

	Class A
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge
1290 Avantis® U.S. Large Cap Growth	$32,883	$—
1290 Diversified Bond	7,616	—
1290 Essex Small Cap Growth	11,214	—
1290 GAMCO Small/Mid Cap Value	23,225	—
1290 High Yield Bond	35,543	—
1290 Loomis Sayles Multi-Asset Income	56,545	—
1290 Multi-Alternative Strategies	1,710	—
1290 SmartBeta Equity	33,498	—

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial Life Insurance Company (“Equitable Financial”), EIM, Equitable Investment Management Group, LLC (“EIMG”) and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended October 31, 2025, the two trusts in the fund complex reimbursed EIM and EIMG for $280,000 of the Chief Compliance Officer’s compensation, including $2,435 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

Equitable Investment Management Group, LLC, a wholly-owned subsidiary of Equitable Financial Life Insurance company, may be deemed to be a control person with respect to the

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2025

1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

At October 31, 2025, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Avantis® U.S. Large Cap Growth	19%
1290 Essex Small Cap Growth	18
1290 GAMCO Small/ Mid Cap Value	15
1290 High Yield Bond	6
1290 Loomis Sayles Multi-Asset Income	49
1290 Multi-Alternative Strategies	42

Shares of 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust. The following table shows the percentage of ownership of the net assets of each Fund by a series of EQ Advisors Trust as of October 31, 2025.

Portfolios:	1290 Avantis® U.S. Large Cap Growth Fund	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/Aggressive Allocation Portfolio	12.36%	2.58%	—%	—%	—%	—%
EQ/All Asset Growth Allocation Portfolio	5.02	1.41	—	—	—	—
EQ/Conservative Allocation Portfolio	1.08	4.42	—	—	—	—
EQ/Conservative-Plus Allocation Portfolio	2.09	3.99	—	—	—	—
EQ/Moderate Allocation Portfolio	14.28	22.77	—	—	—	—
EQ/Moderate-Plus Allocation Portfolio	22.54	17.50	—	—	—	—
Equitable Conservative Growth MF/ETF	0.65	5.00	3.19	2.06	7.90	3.37
Equitable Growth MF/ETF Portfolio	0.75	0.31	3.18	2.07	2.28	4.17
Equitable Moderate Growth MF/ETF Portfolio	0.51	1.34	2.44	1.59	2.31	2.73
Target 2015 Allocation	—	0.60	—	—	—	—
Target 2025 Allocation	—	2.23	—	—	—	—
Target 2035 Allocation	—	2.37	—	—	—	—
Target 2045 Allocation	—	1.29	—	—	—	—
Target 2055 Allocation	—	0.29	—	—	—	—

The 1290 Funds and EQ Advisors Trust are part of the same fund complex and are advised by affiliated investment advisers. EIM, the investment adviser to the 1290 Funds, and EIMG, the investment adviser to the EQ Advisors Trust, are both indirect, wholly-owned subsidiaries of Equitable Holdings, Inc.

Note 6	Subsequent Events

The Adviser evaluated subsequent events from October 31, 2025, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of 1290 Funds and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting 1290 Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

1290 Avantis U.S. Large Cap Growth Fund	1290 High Yield Bond Fund

1290 Diversified Bond Fund	1290 Loomis Sayles Multi-Asset Income Fund
1290 Essex Small Cap Growth Fund	1290 Multi-Alternative Strategies Fund
1290 GAMCO Small/Mid Cap Value Fund	1290 SmartBeta Equity Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the Equitable Investment Management LLC – advised mutual fund complex since 1997.

Federal Income Tax Information (Unaudited)

Funds:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
1290 Avantis U.S. Large Cap Growth	100.00%	$—	$—	$655,571
1290 Diversified Bond	0.00	—	—	—
1290 Essex Small Cap Growth	87.14	—	—	545
1290 GAMCO Small/Mid Cap Value	100.00	—	—	5,814,475
1290 High Yield Bond	0.00	—	—	—
1290 Loomis Sayles Multi-Asset Income	6.54	—	—	36,188
1290 Multi-Alternative Strategies	6.16	5,306	57,855	—
1290 SmartBeta Equity	85.36	—	—	6,697,137

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 9: Proxy Disclosures for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

(Unaudited)

Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial

Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2025 (UNAUDITED)

At an in-person meeting held on July 22-23, 2025, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to each series of the Trust (each, a “Fund” and together, the “Funds”) listed below, for an additional one-year term. As noted below, the Board considered, and made a decision with respect to, each Agreement for each Fund separately.

Funds	Agreement(s) Renewed by the Trust’s Board with respect to the Funds
1290 High Yield Bond Fund* 1290 Multi-Alternative Strategies Fund 1290 SmartBeta Equity Fund*	Advisory Agreement with EIM

1290 Avantis® U.S. Large Cap Growth Fund	Advisory Agreement with EIM Sub-Advisory Agreement with American Century Investment Management Inc.

1290 Diversified Bond Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Brandywine Global Investment Management LLC

1290 Essex Small Cap Growth Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Essex Investment Management Company, LLC

1290 GAMCO Small/Mid Cap Value Fund	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc.

1290 Loomis Sayles Multi-Asset Income Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis, Sayles & Company, L.P.

*

The Board noted that it had approved a new investment sub-advisory agreement between the Adviser and AXA Investment Managers US Inc. with respect to the Fund at its June 2-3, 2025 meeting. A discussion of the process followed by the Board in its approval of the new investment sub-advisory agreement, including the information reviewed, certain material factors considered, and certain related conclusions reached, is provided elsewhere in this Form N-CSR.

In reaching its decision to renew the Agreement(s) with respect to each Fund, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund, including: (1) the nature, quality and extent of the overall services provided to the Fund by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates, including the investment performance of the Fund; (2) the level of the Fund’s advisory fee and, where applicable, sub-advisory fee, and the Fund’s expense ratios relative to those of peer funds; (3) the costs of the services provided by, and the profits (if any) realized by, the Adviser and its affiliates from their relationships with the Fund; (4) the anticipated effect of growth and size on the Fund’s performance and expenses, including any potential economies of scale and whether any such economies of scale are equitably shared with shareholders; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser, and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Fund). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Funds have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel, throughout the year, as well as during the annual renewal process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Fund, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation of portfolio securities; legal and compliance matters; shareholder and other services and support provided to the Funds by the Adviser, the relevant Sub-Adviser and their respective affiliates, as well as other third-party providers; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; risk management; and overall market and regulatory developments. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year. The meetings, discussions and presentations throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser, the Sub-Advisers and, where applicable, their respective affiliates, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report to the Independent Trustees and included in its report comparative fee, expense and investment performance information for each Fund. The materials provided by Broadridge in connection with the July 2025 annual renewal process reflected certain enhancements to the presentation and format of the materials provided by Broadridge in connection with the July 2024 annual renewal process. The enhancements were based on a review of the materials undertaken by the Adviser, in consultation with fund counsel, and the Independent Trustees, in consultation with their independent legal counsel, intended to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Funds’ investment advisory and sub-advisory arrangements. The additional material prepared by management generally included Fund-by-Fund information showing, among other information, each Fund’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on a Fund-by-Fund basis, as well as on an overall Trust basis. In addition, for each Fund, the Adviser and, where applicable, the relevant Sub-Adviser provided separate materials describing the Fund’s investment performance over various time periods and the services provided and the fees charged with respect to the Fund and discussing whether the Fund had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July (although the Independent Trustees believe that, in fact, the process extends year-round, and the Independent Trustees receive information on an ongoing basis) to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the renewal of the Agreements and during their deliberations regarding the Agreements and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the proposed renewal of the Agreements. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions with their independent legal counsel during the meeting to discuss the Agreements and the information provided and consider their responsibilities under applicable law. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust, which is managed by Equitable Investment Management Group, LLC (“EIMG”), an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQ Advisors Trust. The Board noted that EIMG served as the investment adviser to the Trust prior to January 1, 2023. The Board also noted that all but one of the Sub-Advisers currently serve as investment sub-advisers for one or more series, or allocated portion(s) of series, of EQ Advisors Trust. The Trustees took into account information relating to the Adviser, EIMG and the Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, at prior meetings of the Board of Trustees of EQ Advisors Trust, and the Trustees noted their experience and familiarity with the Adviser, EIMG, the Sub-Advisers, and the series of EQ Advisors Trust gained from their service on the Boards of Trustees of EQ Advisors Trust and the Trust.

Although the Board approved the renewal of the Agreements for all of the Funds at the same Board meeting, the Board considered each Fund and each relevant Agreement separately and, in doing so, noted the respective roles of the Adviser and, as applicable, the relevant Sub-Adviser in providing services to the Fund. The Board’s decision to renew the relevant Agreement(s) with respect to each Fund was not based on a single identified factor, but rather reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual renewal process. Each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the renewal process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. With respect to each Sub-Advisory Agreement, the Board also took into account the Adviser’s recommendation to approve the renewal of the Sub-Advisory Agreement. In approving the renewal of the relevant Agreement(s) with respect to each Fund, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services provided to each Fund and its shareholders by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates. In addition to the investment performance and fee and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Fund and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Fund(s) and for funds and accounts similar to the Fund(s) each advises, including, as applicable, series (or allocated portion(s) of series) of EQ Advisors Trust.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Funds (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Fund assets among Sub-Advisers; overseeing the selection of investments for the Funds (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Fund that it manages directly; monitoring and evaluating the investment performance of the Funds (or the portions thereof); monitoring the investment operations and composition of the Funds (or the portions thereof) and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies and restrictions, as well as the Funds’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Funds and its process for making investment decisions for the Fund that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who perform those functions with respect to the Funds. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Funds. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Funds or recommending and implementing changes (for example, investment objective, strategy or policy changes) to existing Funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks, with respect to all Funds. The Board considered that the Adviser’s responsibilities with respect to all Funds include daily monitoring of investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks as they relate to the Funds. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk monitoring and risk management activities. The Board also noted that the Funds operate in an increasingly complex regulatory environment.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Fund (or the portion thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Fund (or the portion thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Fund (or the portion thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Fund that it sub-advises, as well as information on staffing levels and succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Fund (or the portion thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Fund brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the Sub-Advisers’ use of “soft” commission dollars to pay for research services, as applicable, and noted that the Adviser does not engage in “soft dollar” transactions. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Fund (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and received information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, in terms of net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Funds. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to market conditions and other developments over the past year and considered the overall performance of the Adviser and the Sub-Advisers in this context. The Board also considered information about the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Fund(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Funds, developments related to the Adviser’s business, and the Adviser’s ongoing oversight and enhanced monitoring of the Funds’ Sub-Advisers, in light of a variety of market, economic and other factors, as well as changing regulatory requirements. The Independent Trustees also requested and received information about the Adviser’s, the Sub-Advisers’, and other key service providers’ use of artificial intelligence (“AI”) technologies in providing services to the Funds, as well as the Adviser’s oversight and monitoring of these activities. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated assets under management and Fund average net assets information, as well as updated investment performance information.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including U.S. Securities and Exchange Commission rulemaking and other actions affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including pricing and valuation of portfolio securities; liquidity and derivatives risk management; the use of AI in the asset management industry; cybersecurity; trustee independence; and mutual fund board governance “best practices”. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser. The Board also noted the increasing complexity of the financial markets.

The Board also considered the benefits to shareholders from participation in a Fund sponsored by the Adviser, including the Adviser’s experience operating a fund complex that offers a range of portfolios, sub-advisers and investment styles. The Board likewise considered that shareholders have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, shareholder servicing and distribution support services that the Adviser and its affiliates provide to the Funds and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and shareholders’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates. The Board also noted the intense competition among the broad range of financial institutions and other providers within the financial services industry.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Fund, the Board also considered discussions with the Adviser and, where applicable, the relevant Sub-Adviser about Fund investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Fund reviews and other detailed reports to the Board on Fund performance, the Board periodically received and considered information regarding each Fund’s performance over various time periods on both an absolute basis and relative to the performance of a recognized securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises multiple recognized indexes (“blended benchmark”), and a peer group of other mutual funds deemed by Broadridge to be comparable to the Fund (“peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution (including factors that contributed to, or detracted from, Fund performance) and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Fund’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, ended March 31, 2025. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided to the Board by Broadridge, regarding each Fund’s performance over various time periods relative to the performance of a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses and performance. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Funds for periods ended June 30, 2025, as well as market commentary, in connection with the annual renewal process.

The Board received a description of, and factored into its evaluation of each Fund’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance. The Board noted that while the Adviser requested that the Board be provided certain supplemental peer group performance information, Broadridge’s selection of peer funds, and its identification of a peer group, for each Fund for purposes of performance comparisons followed Broadridge’s independent and proprietary methodology.

In evaluating the Funds’ performance, the Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance and generally placed greater emphasis on investment results relative to benchmarks consistent with each Fund’s objective. The Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year, and the concentrated market environment largely driven by the dominance of a small number of “mega cap” companies often called the “Magnificent Seven”); interest rate and inflation levels and credit conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis, particularly during periods of market volatility. The Board also recognized that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such market or economic conditions and not necessarily reflective of management skill. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

The following paragraphs, in which the Funds are grouped by investment strategy (for example, allocation strategies and active strategies), provide additional information that the Board considered in evaluating the performance of each Fund.

Allocation Fund

With respect to the performance of the 1290 Loomis Sayles Multi-Asset Income Fund, the Board considered that the Fund allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser. In evaluating the performance of the Fund, the Board also noted that, in August 2022, the Fund had replaced its former sub-adviser with a new Sub-Adviser, and had changed its investment objective, policies and strategy, performance benchmark, fee and expense structure, and name. Therefore, the Board focused on the Fund’s performance since that time.

The Board also factored into its evaluation of the Fund’s performance the limitations inherent in comparing the performance of an asset allocation fund, such as the Fund, which may invest in equity and fixed income investments, to the performance of a benchmark that consists entirely of equity or fixed income securities and to the performance of a peer group that includes funds that may allocate their assets between equity and fixed income investments in different percentages over time than the Fund and among other asset classes. In this respect, the Board noted that the Adviser had developed and implemented for the Fund a custom blended benchmark that has weighted levels of exposure to equity and fixed income securities. The Board considered the Fund’s blended benchmark in evaluating the Fund’s performance.

Active Funds

With respect to the performance of the 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds, the Board considered that each Fund is actively managed and advised by a single Sub-Adviser.

In evaluating the performance of the 1290 Avantis® U.S. Large Cap Growth Fund, the Board also noted that, in November 2023, the Fund had changed from a fund-of-funds managed by the Adviser to a fund that invests directly in securities and other instruments and is actively managed by a single Sub-Adviser, and had changed its investment objective, policies and strategy, performance benchmark, and name. Therefore, the Board focused on the Fund’s performance since that time.

The Board also noted that the 1290 Essex Small Cap Growth Fund had only a short operating history on which to evaluate performance.

With respect to the performance of the 1290 Multi-Alternative Strategies Fund, the Board considered that the Fund operates as a fund-of-funds managed by the Adviser and invests in exchange traded securities of other investment companies or investment vehicles (“ETFs”) and recognized, therefore, that the Fund’s performance is based, in part, on the total returns of the ETFs in which it invests.

All Funds

The Board and the Adviser discussed the performance of each Fund, including whether each Fund had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Fund’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Fund’s performance. Where applicable, the Board also considered steps that the Adviser and, where applicable, the relevant Sub-Adviser had taken to address a Fund’s performance, including any changes to the Sub-Advisers or portfolio managers advising a Fund and any changes to the investment strategies of a Fund. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Fund’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Fund’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Fund, the Board determined, with respect to each Fund, that (i) the Fund and its shareholders would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Fund, and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates were appropriate for the Fund in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Fees and Expenses

The Board considered each Fund’s advisory fee and, where applicable, sub-advisory fee in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser. The Board also reviewed comparative fee and expense information for each Fund provided to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Fund’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Fund (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Fund) (a Fund’s “Broadridge category”). For each Fund, Broadridge provided information on the Fund’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Fund, as well as information on the Fund’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Fund paid to the Adviser in its capacity as administrator for the Fund. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non-12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests.

The Broadridge expense data was derived in part from fund financial statements available to Broadridge as of the date of its analysis. For each Fund, the Broadridge expense data was based upon information taken from each Fund’s audited financial statements for the period ended October 31, 2024, which reflect historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class I shares of each Fund. The Board reviewed the expense data for Class I shares as a proxy for all of a Fund’s operational share classes. In this regard, the Board noted that the expenses for a Fund’s Class I shares are generally lower than the expenses for a Fund’s other share classes and that the expense comparisons may differ for different share classes. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses.

The Board received a description of, and factored into its evaluation of each Fund’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Fund and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Fund may exhibit notable differences (for example, in its objective(s), management techniques, and relative size) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of mutual funds in the more-narrow expense group was small or other aspects of the Fund differed appreciably from those of the mutual funds in the more-narrow expense group. For uniformity, the Fund-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s advisory fee and total expense ratio.

The Board noted that the Broadridge expense groups and universes for the Funds excluded ETFs because ETFs have a different structure from open-end funds like the Funds and shares of ETFs are accessed differently by investors. The Board also noted that the Broadridge expense groups and universes for the actively managed Funds excluded passive, or index, funds because passive funds pursue their investment strategies differently from the actively managed Funds. The Board noted that, in each case, the excluded funds could have lower advisory fees and total expenses, and that including these funds in Broadridge expense groups and universes would have the effect of lowering the averages and medians of the expense measurements in the Broadridge expense groups and universes. The Board also noted that, as with performance peer groups, Broadridge’s selection of peer funds, and its identification of a peer group, for each Fund for purposes of fee and expense comparisons followed Broadridge’s independent and proprietary methodology.

In addition, with respect to each sub-advised Fund, the Board further considered the relative levels of the sub-advisory fee paid by the Adviser to the relevant Sub-Adviser and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser, and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of the Fund. The Board also considered the sub-advisory fee paid to a Sub-Adviser in light of fees charged by the Sub-Adviser to funds advised or sub-advised by the Sub-Adviser that follow investment strategies similar to those of the Fund (if any) and, where applicable, the rationale for differences in the Fund’s sub-advisory fee and the fees charged to those other funds.

Fund-specific contractual advisory fee and total expense ratio comparisons are provided in the following paragraphs, in which the Funds are grouped by investment strategy (for example, allocation strategies and active strategies). The total expense ratio comparisons exclude any 12b-1 or non-12b-1 service fees. For certain Funds, as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

Allocation Fund

The Board considered that the contractual advisory fee for the 1290 Loomis Sayles Multi-Asset Income Fund was above the median for the Fund’s Broadridge category. The Board considered that the Adviser had been waiving advisory fees for the Fund and noted that the actual advisory fee after waivers for the Fund was below the median for the Fund’s Broadridge category. The Board also considered that the total expense ratio for the Class I shares of the Fund was above the median for the Fund’s Broadridge category.

Active Funds

The Board considered that the contractual advisory fee for each of the 1290 Avantis® U.S. Large Cap Growth and 1290 Multi-Alternative Strategies Funds was at the median for the Fund’s respective Broadridge category. The Board considered that the Adviser had been waiving advisory fees for each of these Funds and noted that the actual advisory fee after waivers for each of these Funds was below the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of the 1290 Avantis® U.S. Large Cap Growth Fund was below the median for the Fund’s Broadridge category, and the total expense ratio for the Class I shares of the 1290 Multi-Alternative Strategies Fund was above the median for the Fund’s Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds was above (but, in the case of the 1290 Essex Small Cap Growth Fund, within five basis points of) the median for the Fund’s respective Broadridge category. The Board considered that the Adviser had been waiving advisory fees for each of these Funds and noted that the actual advisory fee after waivers for each of the 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value and 1290 High Yield Bond Funds was below the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of the 1290 Diversified Bond and 1290 Essex Small Cap Growth Funds was below the median for the Fund’s respective Broadridge category, and the total expense ratio for the Class I shares of each of the 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds was above (but, in the case of the 1290 GAMCO Small/Mid Cap Value Fund, within five basis points of) the median for the Fund’s respective Broadridge category.

The Board also considered the 1290 Multi-Alternative Strategies Fund’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Fund, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Fund and other funds-of-funds managed by the Adviser.

All Funds

The Board further considered that the advisory fee rate schedules for all Funds include breakpoints that reduce the fee rate as a Fund’s assets increase above certain levels. The Board noted that any such reduction in a Fund’s effective advisory fee would result in corresponding reductions in the Fund’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Fund so that each Fund’s total expense ratios (excluding certain items noted in “Economies of Scale” below) do not exceed certain levels as set forth in the Fund’s prospectus. In this regard, the Board also noted that the current expense limitation arrangements for the 1290 Avantis® U.S. Large Cap Growth and 1290 GAMCO Small/Mid Cap Value Funds include the fees and expenses of any underlying funds in which a Fund invests and, thus, such fees and expenses, if any, would not cause a Fund’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of the expense limitation arrangements, each Fund’s actual advisory fee was lower than its contractual advisory fee.

Based on its review, the Board determined, with respect to each Fund, that the Adviser’s advisory fee is fair and reasonable, and the Board determined, with respect to each sub-advised Fund, that the Sub-Adviser’s sub-advisory fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Funds during the 12-month period ended December 31, 2024, which was the most recent fiscal year for the Adviser and its affiliates. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2024, 2023, and 2022. The Board noted that the Adviser was heavily subsidizing the Funds’ expenses and that the Funds were not profitable.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Fund. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentation for the Funds during the July 2024 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third-party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods, including information about profitability trends over time.

In addition, with respect to the sub-advised Funds, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Fund and that the Adviser is incentivized to negotiate a favorable fee. The Board also noted that many responsibilities related to the advisory function are retained by the Adviser. The Adviser further advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as a Fund grows larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with funds and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a fund’s effective fee rate declines as the fund grows in size, (ii) subsidizing a fund’s expenses by waiving all or a portion of the advisory fee or other fees or making payments to the fund so that the fund’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a fund is priced to scale, which assumes that the fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a fund and its shareholders. The Board noted that the advisory fee rate schedules for all Funds include breakpoints that reduce the fee rate as Fund assets increase above certain levels and considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the Adviser was subsidizing all of the Funds’ expenses by waiving all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, making payments to the Funds so that each Fund’s total expense ratios (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of any underlying funds in which the Fund invests (unless otherwise noted above), 12b-1 fees, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed certain contractual levels as set forth in the Fund’s prospectus. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and can provide protection from an increase in expenses if a Fund’s assets decline. In addition, the Board considered that the Adviser shares any realized economies of scale with the Funds in other ways, which may include setting a Fund’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Fund’s operation (and bears the risk that the Fund will never become profitable), while the Fund’s shareholders receive the benefit of economies of scale that the Adviser expects the Fund will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Funds through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Funds and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. The Board also noted that the Adviser can share economies of scale with Funds by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedule for one of the Sub-Advisers aggregates the assets managed by the Sub-Adviser in a Fund and in another mutual fund for which the Sub-Adviser serves as investment sub-adviser and EIMG serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Fund assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to shareholders. The Board also noted that the aggregation of assets may result in the affected Fund(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to sub-advisory fees that do not include breakpoints, the Board considered the Sub-Advisers’ explanations that the sub-advisory fees are priced at a competitive level.

Based on its consideration of the factors above and recognizing that the Funds have relatively low asset levels to date, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

“Fall-Out” and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Funds and receives compensation for acting in this capacity. The Board also noted that Equitable Distributors, LLC, an affiliate of the Adviser, provides distribution support services for the Trust pursuant to an agreement with the Trust’s distributor, ALPS Distributors, Inc. Equitable Distributors, LLC may receive from the Funds compensation (which may include payments pursuant to Rule 12b-1 plans with respect to their Class A and Class R shares) for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that other broker-dealers that are affiliated with the Adviser may sell, and earn sales commissions and/or other compensation with respect to, shares of the Funds. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted the aforementioned business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Funds. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Fund, may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Fund in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser or EIMG and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, the Funds and other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Fund’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, ended March 31, 2025, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown in the Funds’ annual shareholder reports for the period ended October 31, 2025.

1290 Funds Investment Performance (%)

For periods ended March 31, 2025

	1 Year		3 Year		5 Year		10 Year
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
1290 Avantis® U.S. Large Cap Growth Fund - Class I	5.03	n/a	6.70	n/a	13.42	n/a	n/a	n/a
Lipper Large-Cap Growth Funds	4.75	n/a	8.32	n/a	17.10	n/a	n/a	n/a
Russell 1000 Index	7.82	n/a	8.65	n/a	18.47	n/a	n/a	n/a
Russell 1000 Growth Index	7.72	n/a	10.09	n/a	20.08	n/a	n/a	n/a
1290 Essex Small Cap Growth Fund - Class I	(1.81)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Lipper Small-Cap Growth Funds	(5.61)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Russell 3000 Index	7.22	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Russell 2000 Growth Index	(4.86)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
1290 GAMCO Small/Mid Cap Value Fund - Class I	(4.92)	n/a	3.72	n/a	17.85	n/a	7.52	n/a
Lipper Small-Cap Core Funds	(3.44)	n/a	1.90	n/a	15.39	n/a	6.56	n/a
Russell 3000 Index	7.22	n/a	8.22	n/a	18.18	n/a	11.80	n/a
Russell 2500 Value Index	(1.47)	n/a	2.27	n/a	16.65	n/a	6.84	n/a
1290 Multi-Alternative Strategies Fund - Class I	6.45	n/a	1.49	n/a	5.02	n/a	n/a	n/a
Lipper Alternative Multi-Strategy Funds	1.32	n/a	3.48	n/a	5.20	n/a	n/a	n/a
Bloomberg U.S. Aggregate Bond Index	4.88	n/a	0.52	n/a	(0.40)	n/a	n/a	n/a
ICE BofA U.S. 3-Month Treasury Bill Index	5.00	n/a	4.26	n/a	2.57	n/a	n/a	n/a
1290 SmartBeta Equity Fund - Class I	9.37	n/a	7.49	n/a	14.39	n/a	9.38	n/a
Lipper Global Large-Cap Core Funds	4.54	n/a	6.03	n/a	13.85	n/a	8.32	n/a
MSCI World (Net) Index	7.04	n/a	7.58	n/a	16.13	n/a	9.50	n/a
1290 High Yield Bond Fund - Class I	6.98	n/a	4.64	n/a	6.50	n/a	4.49	n/a
Lipper High Yield Funds	6.63	n/a	4.16	n/a	6.69	n/a	4.16	n/a
ICE BofA U.S. High Yield Index	7.68	n/a	4.91	n/a	7.26	n/a	4.94	n/a
1290 Diversified Bond Fund - Class I	2.22	n/a	(2.77)	n/a	1.56	n/a	n/a	n/a
Lipper Global Income Funds	3.77	n/a	0.41	n/a	0.76	n/a	n/a	n/a
Bloomberg U.S. Aggregate Bond Index	4.88	n/a	0.52	n/a	(0.40)	n/a	n/a	n/a
1290 Loomis Sayles Multi-Asset Income Fund - Class I	5.70	n/a	4.80	n/a	9.02	n/a	n/a	n/a
Lipper Mixed-Asset Target Allocation Moderate Funds	4.91	n/a	3.68	n/a	8.58	n/a	n/a	n/a
Bloomberg U.S. Aggregate Bond Index	4.88	n/a	0.52	n/a	(0.40)	n/a	n/a	n/a
20% MSCI World High Dividend Yield Index / 20% Cboe S&P 500 BuyWrite IndexSM / 30% Bloomberg U.S. Corporate High Yield Index / 30% Bloomberg U.S. Aggregate Bond Index	7.62	n/a	3.87	n/a	6.85	n/a	n/a	n/a

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2025 (UNAUDITED)

At an in-person meeting held on June 2-3, 2025 (the “June 2025 Meeting”), the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management, LLC (“the “Adviser”), which serves as the Trust’s investment adviser, and AXA Investment Managers US Inc. (“AXA IM” or the “Sub-Adviser”) with respect to the following series of the Trust: 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund (each, a “Fund” and together, the “Funds”).

In December 2024, AXA SA, the direct parent company of AXA Investment Managers SA, and BNP Paribas Cardif (“BNPP”) announced that they had signed a Share Purchase Agreement for AXA Investment Managers SA. In connection with BNPP’s acquisition of AXA Investment Managers SA (the “Acquisition”), AXA Investment Managers SA, the indirect parent company of the Sub-Adviser, would become a wholly owned subsidiary of BNPP, and BNPP would indirectly acquire 100% of the ownership interests of the Sub-Adviser. The Acquisition closed, and the Replacement Agreement went into effect, in early July 2025.

At the time of the June 2025 Meeting, the Sub-Adviser was serving as the investment sub-adviser for each Fund pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated January 1, 2023 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the June 2025 Meeting, the Board considered, with respect to each Fund, whether it would be in the best interests of the Fund and its shareholders to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for each Fund.

The Trustees recognized that the contractual arrangements for the Funds have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Agreement with respect to each Fund at a meeting held on July 17-18, 2024 (the “July 2024 Meeting”), in connection with the 2024 annual renewal of the Existing Agreement with respect to each Fund. At the July 2024 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the renewal of the Existing Agreement was in the best interests of each Fund and its shareholders and that the sub-advisory fee rate with respect to each Fund as set forth in the Existing Agreement was fair and reasonable. At the June 2025 Meeting, the Trustees recognized that the Board was initially scheduled to consider the 2025 annual renewal of the Existing Agreement with respect to each Fund in connection with an annual renewal process that extends over the June 2025 Meeting and a regular meeting of the Board being held on July 22-23, 2025, but that, because the Acquisition was expected to close – and, therefore, the Existing Agreement was expected to terminate – in early July, the Board was considering the approval of the Replacement Agreement with respect to each Fund at the June 2025 Meeting. The Board also recognized that, except for the effective date and minor clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder. In determining to approve the Replacement Agreement with respect to each Fund, the Board considered at its June 2025 Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its 2024 annual renewal of the Existing Agreement, including the Board’s general satisfaction with the nature and quality of the services being provided by the Sub-Adviser, and focused its review on the potential impact of the Acquisition on these factors and conclusions. The Board also considered that, notwithstanding that Section 15(c) of the 1940 Act permits new advisory (including sub-advisory) agreements such as the Replacement Agreement to have an initial term of two years from the date of execution, the Board intends to conduct an annual review of the Replacement Agreement with respect to each Fund during 2026.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust (“EQAT”), which is managed by an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQAT. The Board noted that AXA IM currently serves as the investment sub-adviser to allocated portions of the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio, each a series of EQAT, using the same U.S. Core High Yield investment strategy and portfolio management team that AXA IM uses for the 1290 High Yield Bond Fund, and that AXA IM currently serves as the investment sub-adviser to the 1290 VT SmartBeta Equity ESG Portfolio, a series of EQAT, using the same SmartBeta Equity investment strategy and portfolio management team that AXA IM uses for the 1290 SmartBeta Equity Fund. The Board also noted that it had most recently considered and approved the renewal of the existing Investment Sub-Advisory Agreement between the Adviser’s affiliate and AXA IM with respect to each series of EQAT at the July 2024 Meeting, in connection with the 2024 annual renewal of the agreement with respect to those series. The Trustees also noted that, in their capacities as Trustees of EQAT, they were concurrently considering a new (i.e., replacement) Investment Sub-Advisory Agreement between the Adviser’s affiliate and AXA IM with respect to each series of EQAT, for the same reasons discussed above.

In reaching its decision to approve the Replacement Agreement with respect to each Fund, the Board considered the overall fairness of the Replacement Agreement and whether the Replacement Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund and the Replacement Agreement, including: (1) the nature, quality and extent of the overall services provided to the Fund by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Fund; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Fund). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations at the June 2025 Meeting, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and AXA IM, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to and during the meeting. The Board also took into account information, including information relating to AXA IM, provided to the Trustees at prior Board and committee meetings, including AXA IM’s presentations to sub-groups of the Board’s Investment Committee during the committee’s meetings held on April 25, 2024 and November 14, 2024. The information provided to the Trustees described, among other things, the services being provided by AXA IM, as well as AXA IM’s investment personnel, sub-advisory fees, performance information, and other matters. The Board also requested and evaluated information relating to the potential impact of the change of control on the Funds and their investment processes, and on the operations, personnel, organizational structure, and financial and other resources of AXA IM. The Trustees also took into account information relating to AXA IM provided to the Trustees, in their capacities as Trustees of EQAT, at prior meetings of the Board of Trustees of EQAT, and the Trustees noted their experience and familiarity with AXA IM gained from their service on the Boards of Trustees of the Trust as well as EQAT.

The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the Replacement Agreement with respect to each Fund and during their deliberations regarding the Replacement Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Replacement Agreement. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Replacement Agreement and the information provided and consider their responsibilities under applicable law.

Although the Board approved the Replacement Agreement for both of the Funds at the same Board meeting, the Board considered each Fund separately. In considering the Replacement Agreement with respect to each Fund, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. The Board also took into account the Adviser’s recommendation to approve the Replacement Agreement with respect to each Fund. In approving the Replacement Agreement with respect to each Fund, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the sub-advisory fee was fair and reasonable and that the approval of the Replacement Agreement, to take effect upon the closing of the Acquisition, was in the best interests of the Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to approve the Replacement Agreement with respect to each Fund.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services currently being provided to each Fund and its shareholders by the Sub-Adviser. In addition to the investment performance and fee and expense information discussed below, the Board considered the Sub-Adviser’s responsibilities with respect to each Fund and the Sub-Adviser’s experience in serving as an investment sub-adviser for the Funds and as an investment adviser or sub-adviser for funds and accounts similar to the Funds, including, as applicable, series (or allocated portions thereof) of EQAT.

The Board considered that the Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Funds; placing with brokers or dealers orders for the purchase and sale of investments for the Funds; and performing certain related administrative functions. The Board also reviewed information regarding the Sub-Adviser’s process for selecting investments for the Funds, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Funds, as well as information on staffing levels and succession planning. The Board also considered information regarding the Sub-Adviser’s policies and procedures for executing portfolio transactions for the Funds. In this regard, the Board also considered information regarding the Sub-Adviser’s trading experience and how the Sub-Adviser seeks to achieve “best execution” on behalf of each Fund. The Board also considered its general satisfaction with the nature and quality of the services being provided to the Funds by the Sub-Adviser.

In connection with its approval of the Replacement Agreement with respect to each Fund, the Board also considered the Sub-Adviser’s representations that (i) the resources available for servicing the Funds would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Funds or result in any diminution in the services provided to the Funds; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Funds immediately prior to the change of control would continue to manage the Funds after the change of control; (iv) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (v) the Sub-Adviser’s senior management personnel are not expected to change as a result of the change of control. In this regard, the Board also noted that, except for the effective date and minor clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Sub-Adviser’s compliance program, policies and procedures and, in this regard, also considered the Sub-Adviser’s representation that the change of control is not expected to have a material impact on the Sub-Adviser’s compliance or risk management programs. The Board also considered the Sub-Adviser’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations that would impact the Sub-Adviser’s ability to provide services to the Funds, and received information regarding the Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds. The Board also noted its discussion with the Adviser about certain business relationships that an affiliate of the Adviser has with an affiliate of BNPP. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with business relationships in addition to the Sub-Adviser’s and/or its affiliates’ relationships involving the Funds.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Fund, the Board also considered discussions with the Adviser and the Sub-Adviser about Fund investment performance that occurred at Board and Investment Committee meetings since the July 2024 Meeting, as well as its review, at the June 2025 Meeting, of peer group and benchmark investment performance comparison data relating to each Fund, including information provided directly to the Board by Broadridge Financial Solutions, Inc., an independent provider of mutual fund industry data. The Board also received and reviewed performance data, for various time periods, relating to the Sub-Adviser’s management of each Fund and fund(s) or account(s), including series (or allocated portions thereof) of EQAT, with a similar investment strategy as that for each Fund, as compared to an appropriate benchmark and peer group. The Board also took into account factors including general market conditions, interest rate and inflation levels, and credit conditions. The Trustees also noted that they had reviewed the Sub-Adviser’s performance through their oversight of its management of the Funds since its appointment as sub-adviser to the Funds. The Board generally considered longer-term performance over a full market cycle (typically five years or longer) to be more important than short-term performance. In this regard, the Board also considered the Sub-Adviser’s representations that the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Funds immediately prior to the change of control would continue to manage the Funds after the change of control, and the investment processes of the Funds are not expected to change as a result of the change of control. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined, with respect to each Fund, that the nature, quality and extent of the overall services provided by the Sub-Adviser were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Replacement Agreement.

Fees and Expenses

The Board also considered the sub-advisory fee with respect to each Fund in light of the nature, quality and extent of the overall services provided by the Sub-Adviser. The Board considered the Adviser’s representation that each Fund’s fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Board also considered that, for each Fund, the sub-advisory fee that the Sub-Adviser would receive under the Replacement Agreement would be based on the same fee rate schedule in effect under the Existing Agreement. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the Sub-Adviser with respect to each Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered, with respect to each Fund, the sub-advisory fee rate schedule for the Sub-Adviser in light of the fees that the Sub-Adviser charges under other (sub-)advisory agreements with other comparable clients that follow an investment strategy similar to that of the Fund and, where applicable, the rationale for differences in the Fund’s sub-advisory fee and the fees charged to those other clients. The Board also noted that the sub-advisory fee rate schedule for the 1290 High Yield Bond Fund is the same sub-advisory fee rate schedule that the Sub-Adviser charges to its allocated portions of both the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio, and that the sub-advisory fee rate schedule for the 1290 SmartBeta Equity Fund is the same sub-advisory fee rate schedule that the Sub-Adviser charges to the 1290 VT SmartBeta Equity ESG Portfolio. The Board also noted that the advisory fee paid by each Fund to the Adviser would not change as a result of the approval of the Replacement Agreement.

The Board further noted that the Adviser, and not a Fund, would pay the Sub-Adviser and that the sub-advisory fee was negotiated between the Sub-Adviser and the Adviser. Moreover, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Adviser to other clients (this information having been provided to the Board and the Adviser by the Sub-Adviser in conjunction with the proposed approval of the Replacement Agreement) and that the Adviser believes that the fees agreed upon with the Sub-Adviser are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. Based on its review, the Board determined, with respect to each Fund, that the sub-advisory fee for the Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the sub-advisory fees on the profitability of the Adviser. In this regard, the Board noted again that the Funds’ fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Replacement Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Adviser are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the Sub-Adviser’s fees are paid by the Adviser and not the Funds and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as a Fund grows larger and the extent to which this is reflected in the sub-advisory fee rate schedule with respect to the Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that (i) the sub-advisory fee rate schedule for the 1290 High Yield Bond Fund aggregates the assets managed by the Sub-Adviser in this Fund and in the allocated portions of both the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio, and (ii) the sub-advisory fee rate schedule for the 1290 SmartBeta Equity Fund aggregates the assets managed by the Sub-Adviser in this Fund and in the 1290 VT SmartBeta Equity ESG Portfolio. The Board also noted that the sub-advisory fee rate schedule for each Fund includes breakpoints that reduce the sub-advisory fee rate as aggregate assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to shareholders. The Board also noted that the aggregation of assets may result in the Funds reaching a breakpoint sooner than if the sub-advisory fee rate schedules did not aggregate assets, which also has the potential to benefit the Adviser. The Board also noted that the sub-advisory fee rate and breakpoint schedules will not change under the Replacement Agreement. The Board considered these factors, and the relationship they bear to the fee structures charged to the Funds by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Funds.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the Sub-Adviser, including the following. The Board noted that the Sub-Adviser currently serves as investment sub-adviser for series of EQAT and receives sub-advisory fees with respect to those series. In addition, the Board noted that the Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the Sub-Adviser may derive benefits from its association with the Adviser. The Board also noted that, as the applicable principal business activities of the Sub-Adviser with respect to the Funds would not be affected by the change of control, such fall-out benefits were expected to remain after the change of control. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Adviser are fair and reasonable.

Conclusion

At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement with respect to each Fund, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of each Fund and its shareholders for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Fund.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This is not applicable for any Fund included in this document.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This is not applicable for any Fund included in this document.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

See ITEM 7.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to this registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS.

(a)(1) The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
January 7, 2026

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
January 7, 2026